UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2008

                   DATE OF REPORTING PERIOD: FEBRUARY 29, 2008

ITEM 1.    REPORT TO STOCKHOLDERS.


[LOGO]
   SEI  New ways.
        New answers.(R)

--------------------------------------------------------------------------------

SEI Tax Exempt Trust
--------------------------------------------------------------------------------

Semi-Annual Report as of February 29, 2008

--------------------------------------------------------------------------------

Tax Free Fund

Institutional Tax Free Fund

Massachusetts Tax Free Money Market Fund

Intermediate-Term Municipal Fund

Short Duration Municipal Fund

Pennsylvania Municipal Bond Fund

Massachusetts Municipal Bond Fund

New Jersey Municipal Bond Fund

New York Municipal Bond Fund

California Municipal Bond Fund

Tax-Advantaged Income Fund

TABLE OF CONTENTS

--------------------------------------------------------------------------------

Schedule of Investments                                                       1
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         78
--------------------------------------------------------------------------------
Statements of Operations                                                     80
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                          82
--------------------------------------------------------------------------------
Financial Highlights                                                         88
--------------------------------------------------------------------------------
Notes to Financial Statements                                                91
--------------------------------------------------------------------------------
Disclosure of Fund Expenses                                                  98
--------------------------------------------------------------------------------

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Tax Exempt Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

February 29, 2008

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Education                                                                  20.3%
General Revenue                                                            15.9%
Industrial Development                                                     15.6%
General Obligations                                                        11.9%
Healthcare                                                                 10.2%
Housing                                                                     4.5%
Utilities                                                                   4.5%
Pollution Control                                                           4.2%
Public Facilities                                                           4.1%
Board Bank Revenue                                                          2.6%
Airports                                                                    2.4%
Transportation                                                              2.3%
Nursing Homes                                                               0.9%
Water                                                                       0.5%
Power                                                                       0.1%

*    Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.3%

ALABAMA -- 3.0%
   Jefferson County, Sewer Authority,
     RB, FGIC (A)
       4.270%, 03/04/08                           $       8,920   $       8,920
   Municipal Securities Trust Certificates,
     Ser A, RB, AMBAC (A)
       3.250%, 03/06/08                                   9,055           9,055
                                                                  --------------
                                                                         17,975
                                                                  --------------
ALASKA -- 1.3%
   Anchorage, GO, MBIA (A)
       3.290%, 03/06/08                                   7,880           7,880
   Valdez, Marine Term Authority,
     Pipelines Incorporated
     Project, RB (A)
       2.200%, 03/01/08                                     300             300
                                                                  --------------
                                                                          8,180
                                                                  --------------
CALIFORNIA -- 0.8%
   California Statewide Communities,
     Ser BR06, RB, MBIA (A)
       3.050%, 03/05/08                                   4,830           4,830
   Riverside County, Housing Authority,
     De Anza Villas Project, RB (A) (B)
       2.800%, 03/05/08                                     175             175
                                                                  --------------
                                                                          5,005
                                                                  --------------
COLORADO -- 4.9%
   Arvada, Water Authority, RB, FSA (A)
       3.400%, 03/01/08                                   1,120           1,120

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Colorado State, Educational & Cultural
     Facilities Authority, RB (A) (B)
       2.810%, 03/06/08                           $         600   $         600
   Colorado State, Health Facilities
     Authority, Ser 2370, RB (A)
       3.160%, 03/04/08                                   4,100           4,100
   Cornerstone, Metropolitan District
     No. 1, RB (A) (B)
       2.990%, 03/06/08                                   7,675           7,675
   Fort Collins Colorado, RB (A)
       3.110%, 03/01/08                                   8,830           8,830
   NBC, Metropolitan District Authority,
     GO (A) (B)
       3.010%, 03/06/08                                   1,000           1,000
   Southglenn, Metropolitan District,
     RB (A) (B)
       3.010%, 03/06/08                                   5,000           5,000
   Thornton, Multi-Family Housing
     Authority, Quaile Ridge Project,
     Ser A, RB (A)
       2.750%, 03/04/08                                     450             450
   University of Toledo, RB, FGIC (A)
       2.820%, 03/05/08                                   1,000           1,000
                                                                  --------------
                                                                         29,775
                                                                  --------------
DELAWARE -- 1.0%
   Delaware State, Economic
     Development Authority, School
     House Project, RB (A) (B)
       3.100%, 03/05/08                                   3,750           3,750
   Delaware State, Economic
     Development Authority, Wilmington
     Montessori School Project,
     RB (A) (B)
       2.930%, 03/06/08                                   2,350           2,350
                                                                  --------------
                                                                          6,100
                                                                  --------------
DISTRICT OF COLUMBIA -- 0.1%
   District of Columbia, Laboratory School
     Project, RB (A) (B)
       3.100%, 03/1/08                                      505             505
                                                                  --------------
FLORIDA -- 8.2%
   Alachua County, Health Facilities
     Authority, Oak Hammock University
     Project, Ser A, RB (A) (B)
       2.350%, 03/06/08                                   4,665           4,665
   Collier County School Board, ROC,
     COP, FSA (A)
       3.040%, 03/06/08                                   3,190           3,190
   Duval County School Board,
     ROC, COP, FSA (A)
       3.040%, 03/04/08                                  11,450          11,450


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                  1

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Florida State, Multi-Family Housing
     Authority, River Oaks Apartments
     Project, RB (A)
       3.020%, 03/06/08                           $         200   $         200
   Florida State, Puttable Floating Options
     Tax Exempt Trust, RB (A)
       3.200%, 03/07/08                                   4,500           4,500
   Gainesville, Utilities Systems Authority,
     Ser C, RB (A)
       2.350%, 03/01/08                                     500             500
   Jacksonville, Industrial Development
     Authority, Trailer Marine-Crowly
     Project, RB (A) (B)
       2.500%, 03/01/08                                   3,600           3,600
   Jacksonville, Pollution Control
     Authority, RB (A)
       2.550%, 03/01/08                                  15,100          15,100
   Pinellas County, Educational Facilities
     Authority, Shorecrest Prep School
     Project, RB (A) (B)
       3.110%, 03/06/08                                   7,000           7,000
                                                                  --------------
                                                                         50,205
                                                                  --------------
GEORGIA -- 6.2%
   Catoosa County, Industrial
     Development Authority, Galaxy
     Carpet Project, RB (A) (B)
       3.200%, 03/06/08                                   6,500           6,500
   Cobb County, Residential Facilities for
     the Elderly, A.G. Rhodes Home
     Project, RB (A) (B)
       3.000%, 03/05/08                                     250             250
   Fulton County, Multi-Family Housing
     Authority, Hampton Hills Apartments
     Project, RB (A)
       3.230%, 03/06/08                                   5,300           5,300
   Fulton County, Water & Sewer
     Authority, Ser 1120, RB, FGIC (A)
       3.110%, 04/04/08                                   8,545           8,545
   Georgia State, IPS Multi-School
     Building Industrial Authority,
     RB, MBIA (A)
       3.020%, 03/05/08                                   6,495           6,495
   Milledgeville & Baldwin County,
     Development Authority, RB,
     AMBAC (A)
       3.720%, 03/04/08                                   9,425           9,425
   Savannah, Economic Development
     Authority, Westside Urban Health
     Center Project, Ser A, RB (A) (B)
       3.050%, 03/05/08                                     105             105

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Smyrna Housing Authority, RB (A)
       2.990%, 03/05/08                           $       1,000   $       1,000
                                                                  --------------
                                                                         37,620
                                                                  --------------
IDAHO -- 1.5%
   Idaho State, Health Facilities
     Authority,
     St. Lukes Medical Center Project,
     RB, FSA (A)
       2.450%, 03/01/08                                   9,100           9,100
                                                                  --------------
ILLINOIS -- 11.3%
   Chicago, GO, FSA (A)
       3.191%, 03/04/08                                   9,980           9,980
   Chicago, Board of Education, Ser E,
     GO, FSA (A)
       3.020%, 03/06/08                                  12,885          12,885
   Deutsche Bank Spears, GO, FGIC (A)
       3.310%, 03/01/08                                   4,175           4,175
       3.200%, 03/04/08                                   4,055           4,055
   Deutsche Bank Spears, GO, FSA (A)
       3.210%, 03/04/08                                   5,000           5,000
   Deutsche Bank Spears/Lifers Trust,
     GO, FSA (A)
       3.210%, 03/06/08                                  10,710          10,710
   Illinois State, Development Financing
     Authority, Christian Brothers
     Services Project, RB (A) (B)
       4.500%, 03/05/08                                   1,300           1,300
   Illinois State, Development Financing
     Authority, Creative Children's
     Academy Project, RB (A) (B)
       4.600%, 03/05/08                                   2,300           2,300
   Illinois State, Development Financing
     Authority, McCormick Theological
     Project, Ser A, RB (A) (B)
       2.810%, 03/05/08                                   1,000           1,000
   Illinois State, Development Financing
     Authority, North Shore Country Day
     Project, RB (A) (B)
       2.810%, 03/05/08                                   2,200           2,200
   Illinois State, Health Facilities Authority,
     Memorial Health Systems Project,
     RB (A) (B)
       2.380%, 03/06/08                                   2,100           2,100
   Illinois State, Regional Transportation
     Authority, RB, FGIC (A)
       3.310%, 03/05/08                                   5,950           5,950
   Lake County, Community Consolidated
     School District No. 73, Ser 329, GO,
     FGIC (A)
       4.550%, 03/06/08                                   1,010           1,010


--------------------------------------------------------------------------------
2                  SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Oakbrook Terrace, Industrial
     Development Authority, Oakbrook
     Terrace Atrium Project, RB (A) (B)
       2.500%, 03/01/08                           $       2,100   $       2,100
   Skokie, Economic Development
     Authority, Skokie Fashion Square
     Project, RB (A) (B)
       3.625%, 03/06/08                                   4,350           4,350
                                                                  --------------
                                                                         69,115
                                                                  --------------
INDIANA -- 8.1%
   Concord, Community School, RB
       2.900%, 12/31/08                                   7,450           7,456
   East Porter County, School Building
     Project, Ser DB, RB, MBIA (A)
       3.310%, 03/06/08                                   5,235           5,235
   Elkhart County, Industrial Development
     Authority, Hubbard Hill Estates
     Project, RB (A) (B)
       3.020%, 03/07/08                                     890             890
   Greater Clark County, School Building
     Project, Ser 2226, RB, FSA (A)
       3.010%, 03/04/08                                   2,675           2,675
   Greater Clark County, School District, RB
       2.450%, 12/31/08                                   2,805           2,810
   Indiana State, Development Finance
     Authority, Brebeuf Preparatory
     School Project, RB (A) (B)
       4.500%, 03/06/08                                   3,400           3,400
   Indiana State, Eclipse Funding Trust,
     IPS Multi-School Building Project,
     RB, MBIA (A) (B)
       3.060%, 03/01/08                                     450             450
   Indiana State, Educational Facilities
     Authority, Franklin College, Ser B,
     RB (A) (B)
       2.380%, 03/01/08                                     300             300
   Indiana State, Educational Facilities
     Authority, University of Evansville
     Project, Ser B, RB (A) (B)
       3.050%, 03/01/08                                   1,900           1,900
   Indiana State, Educational Facilities
     Authority, University of Indianapolis
     Project, RB (A) (B)
       2.380%, 03/01/08                                     100             100
   Indiana State, GCS School Building
     Project, RB, FSA (A)
       3.310%, 03/06/08                                   3,385           3,385
   Indiana State, Health & Educational
     Facilities Financing Authority, Floyd
     Memorial Hospital & Health Project,
     RB (A) (B)
       2.380%, 03/06/08                                     400             400

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Indiana State, Health & Educational
     Facilities Financing Authority,
     Howard Regional Health Systems
     Project, Ser B, RB (A) (B)
       2.380%, 03/01/08                           $       1,085   $       1,085
   Indiana State, Health & Educational
     Facilities Financing Authority,
     Ser A, RB (A) (B)
       2.780%, 03/01/08                                   9,300           9,300
   Indiana State, Health & Educational
     Facilities Financing Authority,
     Ser B, RB (A) (B)
       2.350%, 03/01/08                                     500             500
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser A, RB (A) (B)
       2.380%, 03/01/08                                   1,995           1,995
   Indiana State, Health Facility Financing
     Authority, Fayette Memorial Hospital
     Association Project, Ser B,
     RB (A) (B)
       2.380%, 03/01/08                                   2,665           2,665
   Indiana State, Industrial Development
     Authority, Goodwill Industries Center
     Project, RB (A) (B)
       2.990%, 03/06/08                                   1,325           1,325
   Indiana State, Transportation Finance
     Authority, Highway Restoration
     Project, RB (A)
       2.450%, 03/01/08                                   1,100           1,100
   New Palestine, Industrial Economic
     Development Authority, UMC
     Community Center Project,
     RB (A) (B)
       3.020%, 03/07/08                                   2,625           2,625
                                                                  --------------
                                                                         49,596
                                                                  --------------
IOWA -- 1.5%
   Iowa State, Finance Authority, Carroll
     Kuemper Catholic High School
     Project, RB (A) (B)
       2.380%, 03/01/08                                   1,400           1,400
   Iowa State, Finance Authority,
     Museum of Art Foundation Project,
     RB (A) (B)
       2.350%, 03/01/08                                     100             100
   Iowa State, Healthcare Facilities
     Authority, Care Initiatives Project,
     RB (A) (B)
       2.380%, 03/01/08                                   2,645           2,645


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                  3

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Des Moines Project, RB (A) (B)
       2.380%, 03/01/08                           $       1,925   $       1,925
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Des Moines Project, RB (A) (B)
       2.380%, 03/01/08                                   2,405           2,405
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Morningside College Project,
     RB (A) (B)
       2.380%, 03/01/08                                     800             800
                                                                  --------------
                                                                          9,275
                                                                  --------------
KANSAS -- 2.6%
   Junction City, Ser C, GO
       5.000%, 06/01/08                                   2,000           2,005
   Kansas State, Development Finance
     Authority, Multi-Family Housing,
     Woodridge Project, RB (A)
       3.170%, 03/06/08                                   3,000           3,000
   Leavenworth County, GO, FGIC (A)
       3.310%, 03/06/08                                      15              15
   Topeka, Multi-Family Housing
     Authority, Fleming Court Project,
     RB (A) (B)
       3.250%, 03/06/08                                   3,635           3,635
   Wyandotte County, Municipal
     Temporary Notes, Ser V, GO
       3.550%, 11/01/08                                   7,000           7,000
                                                                  --------------
                                                                         15,655
                                                                  --------------
KENTUCKY -- 0.9%
   Hardin County, Water District No. 1,
     RB (A) (B)
       3.010%, 03/06/08                                   1,170           1,170
   Jefferson County, Retirement Home
     Facilities Authority, Nazareth Library
     Project, RB (A) (B)
       3.020%, 03/07/08                                   1,110           1,110
   Kentucky State, Development Finance
     Authority, Havery Brewers Project,
     Ser C2, RB (A) (B)
       3.040%, 03/06/08                                     390             390
   Kentucky State, Development Finance
     Authority, New Harmony Project,
     Ser A2, RB (A) (B)
       3.040%, 03/06/08                                     430             430

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lexington-Fayette Urban County,
     Government Housing Authority,
     Richmond Place Project, RB (A) (B)
       3.750%, 04/01/08                           $       2,000   $       2,000
   Muhlenberg County, Airport District,
     Ser B-2, RB (A) (B)
       3.040%, 03/06/08                                     415             415
                                                                  --------------
                                                                          5,515
                                                                  --------------
MASSACHUSETTS -- 4.0%
   Massachusetts State, Development
     Finance Agency, Assumption
     College Project, Ser A, RB (A) (B)
       2.810%, 03/05/08                                   2,000           2,000
   Massachusetts State, Development
     Finance Agency, Walnut Hill School
     District, RB (A) (B)
       2.810%, 03/05/08                                   1,000           1,000
   Massachusetts State, GO, FSA (A)
       3.190%, 03/06/08                                   7,995           7,995
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B)
       2.850%, 03/01/08                                     500             500
   Massachusetts State, Metropolitan
     District, RB, FGIC (A)
       3.250%, 03/01/08                                   6,115           6,115
   Massachusetts State, Turnpike
     Authority, Ser 334, RB, MBIA (A)
       6.990%, 03/06/08                                   3,543           3,543
   Worcester, Regional Transit Authority,
     GO, RAN
       4.000%, 06/27/08                                   3,100           3,100
                                                                  --------------
                                                                         24,253
                                                                  --------------
MICHIGAN -- 0.9%
   Jackson County, Economic
     Development Authority, Limited
     Thrifty Leoni Project, RB (A) (B)
       3.090%, 03/06/08                                     800             800
   Michigan State, Higher Education
     Facilities Authority, Adrian College
     Project, RB (A) (B)
       3.000%, 03/06/08                                   2,000           2,000
   Michigan State, Job Development
     Authority, East Lansing Residential
     Project, RB (A) (B)
       2.000%, 03/01/08                                   1,900           1,900


--------------------------------------------------------------------------------
4                 SEI Tax Exempt Trust / Semi-Annual Report / February  29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B)
       3.090%, 03/06/08                           $       1,000   $       1,000
                                                                  --------------
                                                                          5,700
                                                                  --------------
MINNESOTA -- 3.3%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser A, RB (A) (B)
       2.380%, 03/01/08                                     300             300
   Austin, Industrial Development
     Authority, Supervalue Incorporated
     Project, RB (A) (B)
       2.850%, 03/05/08                                   1,880           1,880
   Coon Rapids, Health Center Systems
     Project, RB (A) (B)
       2.500%, 03/05/08                                   1,945           1,945
   Lauderdale, Children's Home Society
     Project, RB (A) (B)
       2.450%, 03/01/08                                      25              25
   Minneapolis & St. Paul, Housing &
     Redevelopment Authority, Minnesota
     Public Radio Project, RB (A) (B)
       2.380%, 03/05/08                                   1,500           1,500
   Minneapolis & St. Paul, Metropolitan
     Airports Commission, Ser 2281,
     RB, AMBAC (A)
       3.460%, 03/04/08                                  12,270          12,270
   St. Paul, Housing & Redevelopment
     Authority, RB, FGIC (A)
       2.820%, 03/01/08                                   2,000           2,000
                                                                  --------------
                                                                         19,920
                                                                  --------------
MISSOURI -- 3.2%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B)
       3.300%, 03/06/08                                   1,900           1,900
   Kansas City, Industrial Development
     Authority, Woodlands Partners
     Project, RB (A)
       3.210%, 03/06/08                                   4,045           4,045
   Kirkwood, Tax Increment Revenue
     Authority, Kirkwood Commons
     Project, RB (A) (B)
       2.380%, 03/06/08                                     210             210
   Missouri State, Health & Educational
     Facilities Authority, Christian
     Brothers Project, Ser A, RB (A) (B)
       2.380%, 03/01/08                                     950             950

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Missouri State, Health & Educational
     Facilities Authority, Kansas City Art
     Institute, RB (A) (B)
       2.380%, 03/01/08                           $         800   $         800
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB (A)
       2.380%, 03/01/08                                     335             335
   Missouri State, Public Utilities
     Commission, RB
       4.750%, 09/01/08                                   3,000           3,032
   St. Charles County, Industrial
     Development Authority, Sun River
     Village Project, RB (A) (B)
       3.210%, 03/06/08                                   8,500           8,500
                                                                  --------------
                                                                         19,772
                                                                  --------------
MONTANA -- 1.6%
   Montana State, Board Investment
     Authority, Inter Capital Project, RB
       3.250%, 03/01/08                                   9,865           9,865
                                                                  --------------
NEW JERSEY -- 0.2%
   Dumont School District, GO
       4.250%, 07/17/08                                   1,000           1,001
   Economic Development Authority,
     School Facilities Construction
     Project, Ser O, RB
       5.000%, 03/01/08                                     500             500
                                                                  --------------
                                                                          1,501
                                                                  --------------
NEW YORK -- 0.8%
   Albany, Industrial Development Agency,
     Research Foundation of the State
     University of New York Project,
     Ser A, RB (A)
       2.900%, 03/06/08                                     300             300
   Liberty, Industrial Development
     Authority, RB (A)
       2.980%, 03/06/08                                     900             900
   New York State, Puttable Floating
     Options Tax Exempt Trust, RB,
     MBIA (A)
       3.380%, 03/04/08                                   3,900           3,900
                                                                  --------------
                                                                          5,100
                                                                  --------------
NORTH CAROLINA -- 0.5%
   Sampson County, Ser 112, COP,
     FSA (A)
       2.990%, 03/06/08                                   3,330           3,330
                                                                  --------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                  5

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
OHIO -- 4.6%
   Cincinnati, Economic Development
     Authority, GO
       3.050%, 07/10/08                           $       2,550   $       2,550
   Clinton County, GO
       3.875%, 04/10/08                                   1,273           1,274
   Fairfield Township, Roadway
     Improvement Authority, GO, BAN
       4.050%, 09/10/08                                   1,700           1,703
   Gates Mills, BAN
       4.125%, 05/22/08                                   1,700           1,701
   Hamilton County, Economic
     Development Authority, RB (A) (B)
       3.090%, 03/06/08                                   2,000           2,000
   Harrison Township, Fire Department
       3.850%, 10/09/08                                     700             701
   Henry County, Facilities Improvement-
     Hospital Project, RB (A) (B)
       2.990%, 03/06/08                                   2,430           2,430
   Kent, GO
       4.000%, 10/16/08                                   1,000           1,002
   Lima, Refunding & Improvement
     Authority, Lime Memorial Hospital
     Project, RB (A) (B)
       2.990%, 03/06/08                                     940             940
   Lorain County, Industrial Development
     Authority, Regional Medical Center
     Project, RB (A) (B)
       2.990%, 03/05/08                                   1,080           1,080
   Marysville, GO
       3.500%, 01/23/09                                   1,810           1,819
   Monroe, GO
       4.250%, 08/21/08                                   1,350           1,359
   Montgomery County, Ser A, RB (A)
       2.300%, 03/01/08                                   1,800           1,800
   North Canton, GO, BAN
       4.500%, 08/06/08                                     925             928
   Northwestern Ohio, Water & Sewer
     Authority, RB
       4.000%, 10/30/08                                   2,092           2,098
   Ohio State, American Municipal Power
     Authority, GO
       3.500%, 11/25/08                                     395             395
   Perrysburg, GO
       4.000%, 11/06/08                                   1,165           1,169
   Sidney, School District, COP
       4.000%, 11/18/08                                   1,275           1,279
   Sidney, School District, GO
       4.250%, 11/18/08                                     593             596
       4.000%, 11/18/08                                   1,000           1,004
                                                                  --------------
                                                                         27,828
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
OKLAHOMA -- 2.0%
   Tulsa, Industrial Development Authority,
     Ser A, RB (A)
       3.450%, 05/15/08                           $      12,000   $      12,000
                                                                  --------------
OREGON -- 0.4%
   Oregon State, Ser 88B, GO (A)
       2.350%, 03/01/08                                   2,500           2,500
                                                                  --------------
PENNSYLVANIA -- 3.3%
   Allegheny County, Hospital
     Development Authority, Presbyterian
     University Hospital Project, Ser B-2,
     RB, NBD (A) (B)
       2.900%, 03/06/08                                     645             645
   Allegheny County, Industrial
     Development Authority, Commercial
     Development, Two Marquis Project,
     RB (A) (B)
       2.930%, 03/06/08                                   2,385           2,385
   Allegheny County, Industrial
     Development Authority, Jewish
     Home & Hospital Project, Ser B,
     RB (A) (B)
       2.900%, 03/06/08                                   2,850           2,850
   Allegheny County, Industrial
     Development Authority, Parkway
     Center Project, Ser A, RB (A) (B)
       3.150%, 03/06/08                                     475             475
   Harrisburg, Water Authority, Ser B,
     RB, FSA (A)
       3.010%, 03/06/08                                   1,000           1,000
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B)
       2.900%, 03/06/08                                   3,085           3,085
   McCandless, Industrial Development
     Authority, Bradford Foundation
     Project, Ser A, RB (A)
       2.930%, 03/06/08                                   1,730           1,730
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project, RB (A)
     (B)
       2.900%, 03/06/08                                   2,250           2,250
   Mount Lebanon, School District,
     Ser B-19, GO, MBIA (A)
       3.020%, 03/05/08                                   2,395           2,395
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B)
       2.900%, 03/06/08                                   1,350           1,350


--------------------------------------------------------------------------------
6                  SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Economic
     Development Financing Authority,
     Mercy Health Systems Project,
     Ser E1, RB (A) (B)
       2.900%, 03/06/08                           $       1,300   $       1,300
   Philadelphia, Industrial Development
     Authority, School for the Deaf
     Project, RB (A) (B)
       3.010%, 03/06/08                                     400             400
                                                                  --------------
                                                                         19,865
                                                                  --------------
SOUTH CAROLINA -- 1.6%
   South Carolina State, Economic Jobs
     Development Authority, St.Joseph's
     High School Project, RB (A) (B)
       3.160%, 03/06/08                                   4,360           4,360
   South Carolina State, Macon Trust,
     Various Certificates, Bank of
     America Project, Ser 2007-303,
     RB (A) (B)
       3.000%, 03/05/08                                   2,200           2,200
   South Carolina State, Ser 5, GO (A)
       2.920%, 03/06/08                                   3,000           3,000
                                                                  --------------
                                                                          9,560
                                                                  --------------
SOUTH DAKOTA -- 0.8%
   South Dakota State, Conservancy
     District Authority, RB (A)
       3.310%, 03/01/08                                   4,965           4,965
                                                                  --------------
TENNESSEE -- 1.1%
   Franklin County, Health & Educational
     Facilities, University of South
     Sewanee Project, RB (A)
       2.250%, 03/01/08                                     900             900
   Sevier County, Public Building
     Authority, Public Projects
     Construction Notes, Ser A-3,
     RB (A)
       3.700%, 04/01/08                                   3,000           3,000
   Sevier County, Public Building
     Authority, RB (A)
       3.650%, 04/01/08                                   3,000           3,000
                                                                  --------------
                                                                          6,900
                                                                  --------------
TEXAS -- 5.5%
   Austin, Certificates Trust, Ser 2007-
     313, RB (A)
       3.000%, 03/02/08                                   5,805           5,805
   Gulf Coast, Industrial Development
     Authority, Petrounited Project,
     RB (A) (B)
       3.050%, 03/06/08                                   1,500           1,500

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Gulf Coast, Waste Disposal Authority,
     Armco Project, RB (A) (B)
       2.900%, 03/06/08                           $       1,500   $       1,500
   Harris County, Health Facilities
     Development Authority, Ser 1018,
     RB (A)
       3.160%, 03/06/08                                   1,600           1,600
   Houston, Utilities System Revenue
     Authority, Ser B-17, RB, MBIA (A)
       3.470%, 03/05/08                                     450             450
   Katy, Independent School District,
     Ser D, GO, PSF (A)
       3.050%, 03/06/08                                   9,780           9,780
   Texas State, ABN AMRO Munitops
     Certificate Trust, Ser 2006-30, GO,
     PSF (A)
       2.990%, 03/06/08                                   5,000           5,000
   Travis County, GO (A)
       3.310%, 03/06/08                                   7,910           7,910
                                                                  --------------
                                                                         33,545
                                                                  --------------
UTAH -- 0.6%
   West Valley, Industrial Development
     Authority, Johnson Matthey Project,
     RB (A) (B)
       2.330%, 03/01/08                                   3,600           3,600
                                                                  --------------
VERMONT -- 2.3%
   Vermont State, Educational & Health
     Buildings Financing Agency, Capital
     Asset Financing Project, Ser 1,
     RB (A) (B)
       2.900%, 03/06/08                                   1,310           1,310
   Vermont State, Educational & Health
     Buildings Financing Agency, Porter
     Hospital Project, Ser A, Cl A,
     RB (A) (B)
       3.010%, 03/06/08                                   6,330           6,330
   Vermont State, Municipal Bond Bank,
     RB, MBIA (A)
       3.490%, 03/06/08                                   6,260           6,260
                                                                  --------------
                                                                         13,900
                                                                  --------------
VIRGINIA -- 0.7%
   Upper Occoquan, Sewage Authority,
     Ser 2262, RB (A)
       2.960%, 03/04/08                                   3,583           3,583
   Virginia State, Public Building
     Authority,
     Ser 131, RB, MBIA (A)
       3.010%, 03/06/08                                     500             500
                                                                  --------------
                                                                          4,083
                                                                  --------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                  7

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Concluded)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
WASHINGTON -- 3.1%
   Everett, Public Facilities District
     Authority, RB (A)
       2.380%, 03/01/08                           $       1,600   $       1,600
   Washington State, ABN Amro Munitops
     Certificate Trust, Ser 2005-28, RB,
     MBIA (A)
       3.760%, 03/06/08                                   2,995           2,995
   Washington State, Economic
     Development Finance Authority,
     Pioneer Human Services Project,
     Ser H, RB (A) (B)
       2.510%, 03/06/08                                     115             115
   Washington State, Housing Finance
     Commission, Cl RB, RB (A) (B)
       2.550%, 03/01/08                                   2,005           2,005
   Washington State, Housing Finance
     Commission, Pioneer Human
     Services Project, Ser A, RB (A)(B)
       2.510%, 03/01/08                                     200             200
   Washington State, Ser 2263, GO,
     MBIA (A)
       3.460%, 03/06/08                                   4,590           4,590
   Washington State, Ser 2264, GO,
     MBIA (A)
       3.460%, 03/06/08                                   7,335           7,335
                                                                  --------------
                                                                         18,840
                                                                  --------------
WISCONSIN -- 3.6%
   Antigo, Unified School District, GO
       3.600%, 10/30/08                                   2,000           2,001
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project (A)
       3.080%, 03/06/08                                   1,900           1,900
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project,
     RB (A) (B)
       2.450%, 03/01/08                                      85              85
   Wisconsin State, Eclipse Funding Trust,
     Solar Eclipse Project, GO, FSA (A)
       3.000%, 05/01/08                                   1,000           1,000
   Wisconsin State, Health & Educational
     Facilities Authority, Blood Center
     Project, Ser A, RB (A) (B)
       2.780%, 03/01/08                                   2,665           2,665
   Wisconsin State, Health & Educational
     Facilities Authority, Concordia
     University Project, RB (A)
       3.200%, 03/06/08                                   3,145           3,145
   Wisconsin State, Health & Educational
     Facilities Authority, Edgewood
     College Project, RB (A) (B)
       2.380%, 03/06/08                                   4,800           4,800

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Health & Educational
     Facilities Authority, Mercy Health
     System Project, Ser C, RB (A) (B)
       2.780%, 03/06/08                           $       4,030   $       4,030
   Wisconsin State, Health & Educational
     Facilities Authority, Oakwood Project,
     Ser B, RB (A) (B)
       2.780%, 03/06/08                                   2,140           2,140
                                                                  --------------
                                                                         21,766
                                                                  --------------
MULTI-STATE -- 3.8%
   BB&T Municipal Trust, Ser 1002,
     RB (A) (B)
       3.110%, 03/06/08                                   4,300           4,300
   BB&T Municipal Trust, Ser 1003,
     RB (A) (B)
       3.020%, 03/06/08                                   9,200           9,200
   BB&T Municipal Trust, Ser 2056,
     RB (A) (B)
       3.040%, 03/01/08                                   5,865           5,865
   JP Morgan Chase & I-Putters,
     Ser 2382P, RB (A)
       3.260%, 03/06/08                                     920             920
   Multi-State, ABN AMRO Munitops
     Certificate Trust, Ser 2004-43, GO,
     FGIC (A)
       4.000%, 03/06/08                                   2,500           2,500
                                                                  --------------
                                                                         22,785
                                                                  --------------
Total Municipal Bonds
   (Cost $605,199) ($ Thousands)                                        605,199
                                                                  --------------
Total Investments -- 99.3%
   (Cost $605,199) ($ Thousands)                                  $     605,199
                                                                  ==============

Percentages are based on Net Assets of $609,530 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

AMBAC -- American Municipal Bond Assurance Corporation
BAN   -- Bond Anticipation Note
CL    -- Class
COP   -- Certificate of Participation
FGIC  -- Financial Guaranty Insurance Company
FSA   -- Financial Security Assistance
GO    -- General Obligation
MBIA  -- Municipal Bond Investors Association
RAN   -- Revenue Anticipation Note
RB    -- Revenue Bond
Ser   -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
8                  SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

Institutional Tax Free Fund

February 29, 2008

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

General Revenue                                                            23.5%
Healthcare                                                                 16.1%
Education                                                                  12.1%
Industrial Development                                                     11.6%
Utilities                                                                   9.0%
Public Facilities                                                           5.6%
General Obligations                                                         5.5%
Housing                                                                     5.4%
Power                                                                       3.5%
Airports                                                                    2.7%
Water                                                                       2.2%
Nursing Homes                                                               1.4%
Transportation                                                              1.2%
Board Bank Revenue                                                          0.2%
Pollution Control                                                           0.0%

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 104.1%

ALABAMA -- 2.4%
   Indian Springs Village, Educational
     Building Authority, Indian Springs
     School Project, RB (A) (B)
       3.310%, 03/06/08                           $       5,000   $       5,000
   Jefferson County, Public Park &
     Recreation Authority, YMCA
     Project, RB, FSA (A) (B)
       2.960%, 03/06/08                                   4,670           4,670
   Lee County, Industrial Development
     Authority, Lifesouth Community
     Blood Center Project, RB (A) (B)
       3.050%, 03/05/08                                     410             410
   Lower Alabama Gas District,
     Ser A, RB (B)
       2.850%, 03/03/08                                  24,000          24,000
   Parrish, Industrial Development Board,
     Alabama Power Company Project,
     RB (B)
       2.300%, 03/01/08                                     600             600
   Russellville, Industrial Development
     Board, Clark Pulley Industries
     Project, RB (A) (B)
       3.080%, 03/06/08                                     335             335
                                                                  --------------
                                                                         35,015
                                                                  --------------
ARIZONA -- 1.3%
   Arizona State, ABN AMRO Munitops Non-
     Amortized Trust Certificates,
     Ser 2005-49, RB, MBIA (B)
       3.760%, 03/06/08                                   6,285           6,285

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Phoenix Civic Improvement, RB,
     MBIA (B)
       3.020%, 03/06/08                           $      12,500   $      12,500
                                                                  --------------

                                                                         18,785
                                                                  --------------
ARKANSAS -- 1.1%
   Arkansas State, ABN AMRO Munitops
     Non-Amortized Certificate Trust,
     Ser 2006-12, RB, FGIC (B)
       4.000%, 03/06/08                                   9,685           9,685
   University of Arkansas, RB, FGIC (B)
       3.330%, 03/03/08                                   5,640           5,640
                                                                  --------------

                                                                         15,325
                                                                  --------------
CALIFORNIA -- 2.5%
   California Infrastructure & Economic
     Development Bank, RB,
     AMBAC (B)
       3.180%, 03/20/08                                   5,940           5,940
   Deutsche Bank Spears/Lifers Trust,
     GO, FSA, MBIA, AMBAC, FGIC (B)
       3.260%, 03/07/08                                  18,575          18,575
   DFA Municipal Trust, Ser 05,
     RB (A) (B)
       3.260%, 03/20/08                                   4,850           4,850
   East Stroudsburg, Area School District,
     Ser 2184, GO, FSA (B)
       3.010%, 03/06/08                                   1,920           1,920
   San Mateo County, Community College
     District, Ser 2175, GO, MBIA (B)
       3.080%, 03/06/08                                   1,960           1,960
   Sequoia, Union High School District,
     Ser 2160, GO, FSA (B)
       2.980%, 03/06/08                                   2,860           2,860
                                                                  --------------

                                                                         36,105
                                                                  --------------
COLORADO -- 3.9%
   Adams County, Multi-Family Housing
     Authority, Hunters Cove Project,
     Ser A, RB (B)
       2.750%, 03/04/08                                   3,400           3,400
   Arvada, Water Authority, RB, FSA (B)
       3.400%, 03/01/08                                   1,980           1,980
   Central Platte Valley, Metropolitan
     District Authority, GO (A) (B)
       3.500%, 12/1/08                                    1,650           1,650


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                  9

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Colorado State, Educational & Cultural
     Facilities Authority, Fountain Valley
     School Project, RB (A) (B)
       4.600%, 03/01/08                           $         900   $         900
   Colorado State, Educational & Cultural
     Facilities Authority, RB (A) (B)
       2.300%, 03/01/08                                     500             500
       2.300%, 03/06/08                                     900             900
   Colorado State, Health Facilities
     Authority, The Visiting Nurse
     Project, RB (A) (B)
       2.560%, 03/01/08                                     100             100
   Denver City & County, Colorado,
     Ser 1167, RB, XLCA (B)
       3.110%, 03/06/08                                  15,105          15,105
   Denver City & County, Colorado,
     Ser Sub G-2, RB (B)
       3.750%, 03/19/08                                  25,000          25,000
   Erie, COP (A) (B)
       2.850%, 03/05/08                                   4,290           4,290
   NBC, Metropolitan District Authority,
     GO (A) (B)
       3.010%, 03/06/08                                   1,580           1,580
                                                                  --------------

                                                                         55,405
                                                                  --------------
DISTRICT OF COLUMBIA -- 0.3%
   District of Columbia, Labratory
     School Project, RB (A) (B)
       3.100%, 03/06/08                                   1,250           1,250
   District of Columbia, Water & Sewer
     Authority, RB, FSA (B)
       3.200%, 03/06/08                                   3,450           3,450
                                                                  --------------

                                                                          4,700
                                                                  --------------
FLORIDA -- 5.9%
   Broward County, Professional Sports
     Facilities Authority, RB, AMBAC (B)
       4.500%, 03/06/08                                  23,465          23,465
   Florida State, Multi-Family Housing
     Authority, Country Club Project,
     Ser PP, RB (B)
       3.170%, 03/06/08                                  16,500          16,500
   Florida State, Multi-Family Housing
     Authority, River Oaks Apartments
     Project, RB (B)
       3.020%, 03/06/08                                   1,350           1,350
   Gainesville, Utilities Systems Authority,
     Ser B, RB (B)
       2.600%, 03/19/08                                   7,335           7,335

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Jacksonville, Electric Authority,
     Ser Sub B, RB (B)
       2.300%, 03/01/08                           $       8,500   $       8,500
   Jacksonville, Health Facilities Authority,
     Ser C, RB, MBIA (B)
       2.300%, 03/01/08                                     700             700
   Municipal Security Trust,
     Ser 2006-285, RB, AMBAC (B)
       3.050%, 03/06/08                                  10,115          10,115
   Sarasota County, Continuing Living
     Retirement Authority, RB (A) (B)
       2.350%, 03/01/08                                   8,300           8,300
   South Broward, Hospital District,
     Ser 337, RB, MBIA (B)
       3.160%, 03/06/08                                   7,115           7,115
   Volusia County, Industrial Development
     Authority, APCO Project, Ser A,
     RB (A) (B)
       3.100%, 03/05/08                                     920             920
                                                                  --------------

                                                                         84,300
                                                                  --------------
GEORGIA -- 1.5%
   Clayton County, Multi-Family Housing
     Authority, Rivers Edge Development
     Project, RB (B)
       3.180%, 03/06/08                                   1,000           1,000
   Fulton County, Development Authority,
     RB (A) (B)
       3.000%, 03/05/08                                   2,000           2,000
   Fulton County, Multi-Family Housing
     Authority, Hampton Hills
     Apartments Project, RB (B)
       3.230%, 03/06/08                                   5,800           5,800
   Marietta, Multi-Family Housing
     Authority, Franklin Walk
     Apartments Project, RB (B)
       3.180%, 03/06/08                                   4,415           4,415
   Roswell, Multi-Family Housing
     Authority, Belcourt Project, Ser A,
     RB (A) (B)
       3.150%, 03/05/08                                   9,000           9,000
                                                                  --------------

                                                                         22,215
                                                                  --------------
IDAHO -- 0.1%
   Ammon, Urban Renewal Agency, Tax
     Increment Project, Ser A, TA (A) (B)
       3.160%, 03/06/08                                   1,605           1,605
                                                                  --------------


--------------------------------------------------------------------------------
10                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ILLINOIS -- 8.5%
   Belleville, Industrial Development
     Authority, Wetterau Project,
     RB (A) (B)
       2.900%, 03/06/08                           $       1,250   $       1,250
   Deutsche Bank Spears/Lifers Trust,
     GO, FSA (B)
       3.210%, 03/06/08                                  10,000          10,000
   Deutsche Bank Spears/Lifers Trust,
     RB, MBIA (B)
       3.330%, 03/01/08                                   4,315           4,315
       3.210%, 03/01/08                                  10,330          10,330
   Deutsche Bank Spears/Lifers Trust,
     Ser DB-475, GO, FSA (B)
       3.040%, 03/06/08                                   5,035           5,035
   Deutsche Bank Spears/Lifers Trust,
     Ser DB-476, RB, MBIA (B)
       3.040%, 03/06/08                                  20,920          20,920
   Du Page & Will Counties, Community
     School District No. 204 Indian,
     Ser 2350, GO, FSA (B)
       3.010%, 03/20/08                                   8,430           8,430
   Du Page County, Community Unit
     School District, GO, FSA (B)
       3.020%, 03/06/08                                   5,160           5,160
   Illinois State, Development Financing
     Authority, American Academy
     Project, RB (A) (B)
       4.100%, 03/06/08                                   1,500           1,500
   Illinois State, Development Financing
     Authority, Chicago Academy/Science
     Project, RB (A) (B)
       2.870%, 03/05/08                                     285             285
   Illinois State, Development Financing
     Authority, Clearbrook Project,
     RB (A) (B)
       4.500%, 03/06/08                                   2,600           2,600
   Illinois State, Health Facilities Authority,
     Glenkirk Project, RB (A) (B)
       3.300%, 03/06/08                                     700             700
   Illinois State, Health Facilities Authority,
     Memorial Health Systems Project,
     RB (A) (B)
       2.380%, 03/01/08                                   1,000           1,000
   Illinois State, International Port District
     Revenue, RB (A) (B)
       3.050%, 03/07/08                                   4,000           4,000
   Illinois State, Municipal Securities
     Trust Receipts, GO (B)
       2.450%, 03/01/08                                     675             675

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Puttable Floating Option,
     Tax Exempt Receipts, GO, FSA (B)
       3.200%, 03/06/08                           $      26,410   $      26,410
   Lake County, Community Consolidated
     School District No. 73, Ser 329,
     GO, FGIC (B)
       4.550%, 03/06/08                                   5,785           5,785
   Lake County, Community Unit School
     District No. 187-North Chicago
       3.250%, 06/30/08                                   5,000           5,008
   Oakbrook Terrace, Industrial
     Development Authority, Oakbrook
     Terrace Atrium Project, RB (A) (B)
       2.500%, 03/01/08                                   2,000           2,000
   Rockford, Wesley Willows Obligation,
     RB (A) (B)
       2.330%, 03/01/08                                     100             100
   Winnebago County, RB, FGIC (B)
       3.310%, 03/06/08                                   5,620           5,620
                                                                  --------------

                                                                        121,123
                                                                  --------------
INDIANA -- 4.0%
   Crawfordsville, Multi-Family Housing
     Authority, Autumn Woods Phase II
     Project, Ser B, RB (A) (B)
       2.850%, 03/06/08                                     965             965
   East Porter County, School Building
     Authority, Spears Project,
     Ser DB-145, RB, MBIA (B)
       3.310%, 03/06/08                                   3,495           3,495
   Elkhart County, Industrial Development
     Authority, Hubbard Hill Estates
     Project, RB (A) (B)
       3.020%, 03/07/08                                   2,335           2,335
   Greater Clark County, School District,
     RB
       2.450%, 12/31/08                                   6,630           6,641
   Hamilton County, Public Building
     Authority, Ser B, RB
       3.900%, 04/01/08                                   4,600           4,600
   Indiana State, Development Finance
     Authority, Cathedral High School
     Project, RB (A) (B)
       2.380%, 03/01/08                                   1,590           1,590
   Indiana State, Eclipse Funding Trust,
     IPS Multi-School Building Project,
     RB, MBIA (A) (B)
       3.060%, 03/06/08                                   1,550           1,550


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 11

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Indiana State, Health & Educational
     Facilities Financing Authority,
     Howard Regional Health Systems
     Project, Ser B, RB (A) (B)
       2.380%, 03/01/08                           $       8,415   $       8,415
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser A, RB (A) (B)
       2.380%, 03/01/08                                   6,245           6,245
   Indiana State, Health Facility Financing
     Authority, Capital Access Pool
     Program, RB (A) (B)
       2.750%, 03/05/08                                     200             200
   Indiana State, Health Facility Financing
     Authority, Margaret Mary Community
     Hospital Project, Ser A, RB (A) (B)
       2.350%, 03/01/08                                   1,005           1,005
   Indiana State, Health Facility Financing
     Authority, Mary Sherman Hospital
     Project, RB (A) (B)
       3.110%, 03/06/08                                   3,155           3,155
   Indiana State, Transportation Finance
     Authority, Highway Restoration
     Project, RB (B)
       2.450%, 03/01/08                                   1,400           1,400
   Indiana State, Transportation Finance
     Authority, RB, FGIC (B)
       3.310%, 03/05/08                                   5,120           5,120
   Indianapolis, Industrial Development
     Authority, Joint & Clutch Service
     Project, RB (A) (B)
       3.130%, 03/06/08                                   1,000           1,000
   Indianapolis, Local Public Improvement
     Bond Bank, Ser F
       4.000%, 01/12/09                                   2,500           2,518
   South Bend, Economic Development
     Authority, Stanley Clark School
     Project, RB (A) (B)
       3.020%, 03/07/08                                   1,000           1,000
   Zionsville, Community Schools Building
     Authority, Ser 938, RB, FSA (B)
       3.160%, 03/06/08                                   5,445           5,445
                                                                  --------------

                                                                         56,679
                                                                  --------------
IOWA -- 1.3%
   Cerro Gordo County, Private Schools
     Facility, Newman Catholic Schools
     Systems Project, RB (A) (B)
       2.450%, 03/01/08                                   5,750           5,750

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Davenport, Community School District,
     GO, TAW
       4.250%, 06/30/08                           $       5,000   $       5,007
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Des Moines Project, RB (A) (B)
       2.380%, 03/01/08                                     395             395
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Des Moines Project, RB (A) (B)
       2.380%, 03/01/08                                   2,720           2,720
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Morningside College Project,
     RB (A) (B)
       2.380%, 03/01/08                                   2,245           2,245
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Wartburg Project, RB (A) (B)
       2.380%, 03/01/08                                   2,635           2,635
   Iowa State, Higher Education Loan
     Authority, RB (A) (B)
       2.350%, 03/01/08                                     500             500
                                                                  --------------

                                                                         19,252
                                                                  --------------
KANSAS -- 3.1%
   Junction City, Ser C, GO
       5.000%, 06/01/08                           $       4,000   $       4,010
   Kansas State, Development Finance
     Authority, Multi-Family Housing,
     Woodridge Project, RB (B)
       3.170%, 03/06/08                                   3,700           3,700
   Leavenworth County, GO, FGIC (B)
       3.310%, 03/06/08                                   7,070           7,070
   Merriam, Multi-Family Housing
     Authority, Pinegate Apartments
     Project, RB (A) (B)
       3.250%, 03/06/08                                   6,370           6,370
   Mission, Multi-Family Housing
     Revenue Authority, Silverwood
     Apartment Project, RB (B)
       3.020%, 04/09/08                                  10,100          10,100
   Wyandotte County, Municipal
     Temporary Notes, Ser V, GO
       3.550%, 11/01/08                                  13,000          13,000
                                                                  --------------

                                                                         44,250
                                                                  --------------


--------------------------------------------------------------------------------
12                SEI Tax Exempt Trust / Semi-Annual Report / February  29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
KENTUCKY -- 0.5%
   Berea, Educational Facilities Authority,
     Berea College, Ser A, RB (B)
       2.400%, 03/01/08                           $       1,300   $       1,300
   Jefferson County, Retirement Home
     Facilities Authority, Nazareth Library
     Project, RB (A) (B)
       3.020%, 03/07/08                                     920             920
   Kentucky State, Area Development
     Districts, Calloway Country Fire
     No. 6 Project, Ser A, RB (A) (B)
       3.070%, 03/06/08                                     385             385
   Kentucky State, Area Development
     Districts, Garrison Volunteer Fire
     Project, Ser A, RB (A) (B)
       3.070%, 03/06/08                                     100             100
   Lexington, Government Industrial
     Building Authority, American
     Horse Shows Association Project,
     RB (A) (B)
       3.270%, 03/06/08                                   1,605           1,605
   Lexington-Fayette Urban County,
     Government Housing Authority,
     Richmond Place Project,
     RB (A) (B)
       3.750%, 04/01/08                                   3,380           3,380
                                                                  --------------

                                                                          7,690
                                                                  --------------
LOUISIANA -- 0.5%
   Louisiana State, Public Facilities
     Authority, St. Martins Episcopal
     School Project, RB (A) (B)
       4.100%, 03/06/08                                   1,660           1,660
   St. Tammany Parish, Development
     District, Main Street Holdings,
     Ser A, RB (A) (B)
       2.990%, 03/06/08                                   5,400           5,400
                                                                  --------------

                                                                          7,060
                                                                  --------------
MAINE -- 0.1%
   Portland, Industrial Development
     Authority, W.W. Grainger Project (B)
       3.250%, 03/05/08                                   1,315           1,315
                                                                  --------------
MARYLAND -- 2.9%
   Frederick, GO (A) (B)
       3.300%, 03/06/08                                   1,800           1,800

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Bank of America Project, Ser 108,
     RB, MBIA (B)
       3.860%, 03/02/08                           $       2,670   $       2,670
   Maryland State, Health & Higher
     Educational Facilities Authority,
     RB (A) (B)
       2.920%, 03/20/08                                  37,405          37,405
                                                                  --------------

                                                                         41,875
                                                                  --------------
MASSACHUSETTS -- 1.2%
   BB&T Municipal Trust, Ser 2031,
     RB, FSA (B)
       3.030%, 03/06/08                                   1,700           1,700
   Lynn, GO, BAN
       4.250%, 05/02/08                                   2,000           2,002
   Massachusetts State, Development
     Finance Agency, Belmont Day
     School Project, RB (A) (B)
       2.810%, 03/06/08                                     600             600
   Massachusetts State, Development
     Finance Agency, Boston College
     High School Project, RB (A) (B)
       2.810%, 03/05/08                                   5,475           5,475
   Massachusetts State, Development
     Finance Agency, Meadowbrook
     School Issue Project, RB (A) (B)
       2.960%, 03/06/08                                     300             300
   Massachusetts State, Development
     Finance Agency, Ser 1336, RB,
     AMBAC (B)
       3.950%, 03/06/08                                     750             750
   Worcester, Regional Transit Authority,
     GO, RAN
       4.000%, 06/27/08                                   6,250           6,251
                                                                  --------------

                                                                         17,078
                                                                  --------------
MICHIGAN -- 3.8%
   Farmington Hills, Hospital Finance
     Authority, Botsford General Hospital
     Project, Ser B, RB, MBIA (B)
       7.500%, 03/01/08                                   1,450           1,450
   Lansing, Economic Development
     Authority, Atrium Office Partners
     Project, RB (A) (B)
       4.100%, 05/01/08                                   2,515           2,515


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 13

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Michigan State, ABN Amro Munitops
     Non-Amortized Trust Certificates,
     RB, MBIA (B)
       3.310%, 03/06/08                           $      10,165   $      10,165
   Michigan State, Building Authority,
     Ser I, RB
       5.500%, 10/15/08                                   3,000           3,048
   Michigan State, Higher Education
     Facilities Authority, Adrian College
     Project, RB (A) (B)
       3.000%, 03/06/08                                   4,125           4,125
   Michigan State, Hospital Finance
     Authority, Ser K, RB, MBIA (B)
       3.020%, 03/19/08                                  12,995          12,995
   Michigan State, Job Development
     Authority, Kentwood Residence
     Project, RB (A) (B)
       2.100%, 03/01/08                                   3,000           3,000
   Michigan State, Strategic Fund,
     Hope Network Project, RB (A) (B)
       3.020%, 03/07/08                                   8,725           8,725
   Michigan State, Strategic Fund,
     Pilgrim Manor Project, RB (A) (B)
       4.100%, 03/06/08                                   2,900           2,900
   Michigan State, University Hospital
     Revenue Authority, Ser A, RB (B)
       2.400%, 03/01/08                                     400             400
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B)
       3.090%, 03/06/08                                   2,000           2,000
   Northwestern Mutual Life Insurance,
     RB (A) (B)
       7.750%, 03/15/08                                      24              24
   Oakland County, Economic
     Development Authority, Corners
     Shopping Center, RB (A) (B)
       3.470%, 08/01/08                                   2,510           2,510
                                                                  --------------

                                                                         53,857
                                                                  --------------
MINNESOTA -- 4.7%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser A, RB (A) (B)
       2.380%, 03/01/08                                   7,659           7,659
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser B, RB (A) (B)
       2.380%, 03/01/08                                   2,272           2,272

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bloomington, Commercial
     Development Authority,
     ATS II Project, RB (A) (B)
       2.900%, 03/06/08                           $       1,550   $       1,550
   Brooklyn, Center Development
     Authority, Brookdale Office Park
     Partnership, RB (A) (B)
       2.850%, 03/06/08                                   1,955           1,955
   Brooklyn, Center Development
     Authority, Brookdale Office Park
     Project, RB (A) (B)
       2.380%, 03/01/08                                   3,600           3,600
   Coon Rapids, Health Center
     Systems Project, RB (A) (B)
       2.500%, 03/05/08                                   1,455           1,455
   Duluth, Economic Development
     Authority, Miller-Dwan Medical
     Center Project, RB (A) (B)
       2.380%, 03/01/08                                   1,040           1,040
   Lauderdale, Children's Home
     Society Project, RB (A) (B)
       2.450%, 03/01/08                                     375             375
   Minneapolis & St. Paul, Housing &
     Redevelopment Authority, Minnesota
     Public Radio Project, RB (A) (B)
       2.380%, 03/01/08                                     200             200
   Minneapolis & St. Paul, Housing &
     Redevelopment Authority,
     Ser B-2, RB, MBIA (B)
       3.800%, 03/01/08                                  30,925          30,925
   Minneapolis, Minnehaha Academy
     Project, RB (A) (B)
       2.450%, 03/01/08                                   3,813           3,813
   Minneapolis, Revenue Authority,
     People Serving People Project,
     Ser A, RB (A) (B)
       2.380%, 03/01/08                                     330             330
   Minnesota State, Puttable Floating
     Option Tax Exempt Receipts,
     Ser 263, GO (B)
       3.310%, 03/06/08                                   7,550           7,550
   Roseville, Healthcare Facilities
     Authority, Presbyterian Homes
     Project, RB (A) (B)
       2.380%, 03/01/08                                   1,685           1,685
   Roseville, Private School Facilities,
     Northwestern College Project,
     RB (A) (B)
       2.380%, 03/01/08                                   1,165           1,165


--------------------------------------------------------------------------------
14                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Stillwater, Industrial Development
     Authority, Supervalu Incorporated
     Project, RB (A) (B)
       2.850%, 03/05/08                           $       1,310   $       1,310
                                                                  --------------

                                                                         66,884
                                                                  --------------
MISSISSIPPI -- 0.5%
   Prentiss County, Industrial
     Development Authority, Eastern
     Heidelberg Project, Ser A,
     RB (A) (B)
       2.250%, 03/01/08                                   2,500           2,500
   University of Mississippi, Educational
     Building Authority, University
     Facilities Construction Project,
     Ser B-2, RB, FSA (B)
       2.990%, 03/06/08                                   4,075           4,075
                                                                  --------------

                                                                          6,575
                                                                  --------------
MISSOURI -- 2.5%
   Berkeley, Industrial Development
     Authority, Wetterau Project,
     RB (A) (B)
       2.900%, 03/06/08                                   3,900           3,900
   Chesterfield, Industrial Development
     Authority, Gateway Academy Project,
     RB (A) (B)
       2.380%, 03/01/08                                     300             300
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B)
       3.300%, 03/06/08                                   3,500           3,500
   Kirkwood, Tax Increment Revenue
     Authority, Kirkwood Commons
     Project, RB (A) (B)
       2.380%, 03/01/08                                   1,190           1,190
   Missouri State, Development Finance
     Board, Association Municipal
     Utilities Lease Project, RB (A) (B)
       2.350%, 03/01/08                                     280             280
   Missouri State, Health & Educational
     Facilities Authority, Bethesda Health
     Group Project, Ser A, RB (A) (B)
       2.350%, 03/01/08                                   5,040           5,040
   Missouri State, Health & Educational
     Facilities Authority, Christian
     Brothers Project, Ser A, RB (A) (B)
       2.380%, 03/01/08                                     700             700

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Missouri State, Health & Educational
     Facilities Authority, De Smet Jesuit
     High School Project, RB (A) (B)
       2.380%, 03/01/08                           $         200   $         200
   Missouri State, Health & Educational
     Facilities Authority, Drury University
     Project, RB (A) (B)
       2.380%, 03/01/08                                   3,000           3,000
   Missouri State, Health & Educational
     Facilities Authority, Kansas City Art
     Institute, RB (A) (B)
       2.380%, 03/01/08                                   4,200           4,200
   Missouri State, Health & Educational
     Facilities Authority, RB (A) (B)
       2.350%, 03/01/08                                   1,600           1,600
   Missouri State, Health & Educational
     Facilities Authority, St. Joseph-
     St. Pius Project, Ser A, RB (A) (B)
       2.850%, 03/06/08                                   1,880           1,880
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB (B)
       2.380%, 03/01/08                                   1,235           1,235
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, Ser A, RB (B)
       2.380%, 03/01/08                                     970             970
   St. Charles County, Industrial
     Development Authority, Sun River
     Village Project, RB (A) (B)
       3.210%, 03/06/08                                   6,000           6,000
   St. Louis County, Industrial
     Development Authority, Schnuck
     Markets Kirkwood Project,
     RB (A) (B)
       2.300%, 03/06/08                                   1,300           1,300
                                                                  --------------

                                                                         35,295
                                                                  --------------
MONTANA -- 1.2%
   Helena, Higher Education Authority,
     Carroll College Campus Housing
     Project, Cl, RB (A) (B)
       2.380%, 03/01/08                                   3,630           3,630
   Montana State, Board of Investment
     Authority, Inter Capital Projects,
     Cl, RB (B)
       3.250%, 03/01/08                                   6,815           6,815


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 15

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Montana State, Board of Investment
     Authority, Inter Capital Projects, RB
       3.250%, 03/01/08                           $       6,170   $       6,170
                                                                  --------------

                                                                         16,615
                                                                  --------------

NEW HAMPSHIRE -- 1.9%
   Cheshire County, GO
       2.500%, 12/31/08                                   3,600           3,606
   Merrimack County, GO
       2.750%, 12/30/08                                   5,700           5,728
   New Hampshire State, Business
     Finance Authority, RB (A) (B)
       2.750%, 03/06/08                                   2,600           2,600
   New Hampshire State, Business
     Finance Authority, Taylor Home
     Project, Ser A, RB (A) (B)
       3.010%, 03/06/08                                   5,620           5,620
   New Hampshire State, Business
     Finance Authority, Taylor Home
     Project, Ser B, RB (A) (B)
       2.990%, 03/06/08                                   5,000           5,000
   New Hampshire State, Health &
     Education Facilities Authority,
     Seacoast Hospice Project,
     RB (A) (B)
       2.860%, 03/06/08                                   4,200           4,200
                                                                  --------------

                                                                         26,754
                                                                  --------------
NEW JERSEY -- 0.9%
   Hamilton Township, GO
       3.500%, 10/24/08                                  11,300          11,350
   Little Egg Harbor, BAN
       3.750%, 04/04/08                                   2,153           2,153
                                                                  --------------

                                                                         13,503
                                                                  --------------
NEW MEXICO -- 0.7%
   Albuquerque, Metropolitan
     Redevelopment Authority,
     Springer Square Project,
     RB (A) (B)
       3.750%, 03/06/08                                   3,000           3,000
   New Mexico State, ABN Amro
     Munitops, 2005-42 New Mexico
     Project, RB, AMBAC (B)
       3.410%, 03/06/08                                   7,495           7,495
                                                                  --------------

                                                                         10,495
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NEW YORK -- 1.0%
   Liberty, Industrial Development
     Authority, RB (B)
       2.980%, 03/06/08                           $      10,095   $      10,095
   New York City, Transitional Finance
     Authority, Ser B, RB (B)
       2.250%, 03/01/08                                     900             900
   New York State, Dormitory Authority,
     RB (B)
       4.270%, 03/06/08                                   3,680           3,680
                                                                  --------------

                                                                         14,675
                                                                  --------------
NORTH CAROLINA -- 2.7%
   BB&T Municipal Trust, Ser 2033,
     COP (B)
       3.050%, 03/06/08                                  10,430          10,430
   North Carolina State, Capital Facilities
     Financing Agency, High Point
     University Project, RB (A) (B)
       3.030%, 03/06/08                                   2,345           2,345
   North Carolina State, Capital Facilities
     Financing Agency, Ser 1894,
     RB (B)
       2.960%, 03/06/08                                   2,520           2,520
   North Carolina State, Capital
     Facilities Financing Agency, The
     Mental Health Association Project,
     RB (A) (B)
       3.030%, 03/06/08                                   2,275           2,275
   North Carolina State, Eclipse Funding
     Trust, Solar Eclipse Project, COP,
     AMBAC (A) (B)
       3.060%, 03/06/08                                   3,190           3,190
   North Carolina State, Medical Care
     Commission, RB (A) (B)
       2.960%, 03/06/08                                   4,800           4,800
   Winston-Salem, Ser C, COP (B)
       2.890%, 03/06/08                                  12,555          12,555
                                                                  --------------

                                                                         38,115
                                                                  --------------
NORTH DAKOTA -- 0.2%
   North Dakota, Rural Water Financing
     Authority, Public Construction
     Project, Ser A-2, RB (B)
       3.800%, 03/01/08                                   3,400           3,400
                                                                  --------------


--------------------------------------------------------------------------------
16                SEI Tax Exempt Trust / Semi-Annual Report / February  29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
OHIO -- 3.6%
   Cincinnati, Economic Development
     Authority, GO
       3.050%, 07/10/08                           $       4,400   $       4,400
   Greene, GO
       4.100%, 11/18/08                                   6,000           6,029
   Hamilton County, Healthcare Authority,
     Sisters of Charity Senior Care Center
     Project, RB (A) (B)
       2.930%, 03/06/08                                   3,675           3,675
   Lakewood, Hospital Authority,
     Ser Sub, RB (A) (B)
       4.070%, 05/01/08                                   3,010           3,010
   Monroe, GO
       3.250%, 03/12/09                                   3,500           3,517
   Ohio State, Air Quality Development
     Authority, Ser A, RB (A) (B)
       2.900%, 03/05/08                                  12,000          12,000
   Ohio State, American Municipal Power
     Authority
       3.500%, 11/25/08                                   1,858           1,858
   Ohio State, American Municipal Power
     Authority, RB
       3.750%, 03/13/08                                     750             750
       3.700%, 09/25/08                                     708             708
       3.500%, 10/30/08                                   2,284           2,284
   Perrysburg, BAN
       4.000%, 05/22/08                                   4,316           4,318
   Perrysburg, GO
       4.000%, 11/06/08                                   2,753           2,761
   Stark County, GO
       3.900%, 09/24/08                                   1,465           1,467
   Stark County, Healthcare Facilities
     Authority, Canton Christian Home
     Project, RB (A) (B
       4.000%, 03/15/08                                   2,365           2,365
       3.500%, 03/01/08                                   1,915           1,915
   Warrensville Heights
       2.600%, 02/05/09                                   1,142           1,145
                                                                  --------------

                                                                         52,202
                                                                  --------------
OKLAHOMA -- 2.2%
   Oklahoma City, Ser 743, GO,
     MBIA (B)
       4.160%, 03/06/08                                   2,585           2,585
   Oklahoma State, Water Resource
     Board, RB, BOA (B)
       2.250%, 03/01/08                                   6,480           6,480
   Tulsa, Industrial Development
     Authority, Ser A, RB (B)
       3.450%, 05/15/08                                  22,000          22,000
                                                                  --------------

                                                                         31,065
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
OREGON -- 1.2%
   Linn County, School District #9,
     Ser 1059, GO (B)
       3.160%, 03/06/08                           $       2,995   $       2,995
   Multnomah County, Higher Education
     Authority, Concordia University
     Portland Project, RB (A) (B)
       2.380%, 03/01/08                                   4,660           4,660
   Oregon State, Health, Housing,
     Educational & Cultural Authority,
     Saint Vincent De Paul Project,
     Ser A, RB (A) (B)
       2.990%, 03/06/08                                   1,600           1,600
   Oregon State, Municipal Security Trust,
     Ser 2007-296, Cl A, GO, FSA (B)
       3.100%, 03/06/08                                   8,250           8,250
                                                                  --------------

                                                                         17,505
                                                                  --------------
PENNSYLVANIA -- 3.3%
   Allegheny County, Hospital
     Development Authority, Jefferson
     Regional Medical Center Project,
     RB (A) (B)
       3.700%, 03/06/08                                   1,315           1,315
   Allegheny County, Industrial
     Development Authority, Parkway
     Center Project, Ser A, RB (A) (B)
       3.150%, 03/06/08                                   1,220           1,220
   Allegheny County, Industrial
     Development Authority, Sacred
     Heart High School Project,
     RB (A) (B)
       3.030%, 03/06/08                                   1,200           1,200
   Lawrence County, Industrial
     Development Authority, Villa Maria
     Project, RB (A) (B)
       2.950%, 03/06/08                                   1,200           1,200
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project,
     RB (A) (B)
       2.900%, 03/06/08                                     500             500
   Moon Township, Industrial
     Development Authority, YMCA
     Greater Pittsburgh Project,
     RB (A) (B)
       2.900%, 03/06/08                                     500             500
   Mount Lebanon, School District,
     Ser B-19, GO, MBIA (B)
       3.020%, 03/01/08                                   2,400           2,400


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 17

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Northampton County, Industrial
      Development Authority, Moravian
      Academy Project, RB (A) (B)
         2.900%, 03/06/08                         $         700   $         700
   Pennsylvania State, Economic
      Development Financing Authority,
      RB (B)
         2.920%, 03/06/08                                21,530          21,530
   Pennsylvania State, Higher
      Educational Facilities Authority,
      Association of Independent
      Colleges Project, Ser 15,
      RB (A) (B)
         3.030%, 03/06/08                                 4,000           4,000
   Pennsylvania State, Public School
      Building Authority, Ser D-01,
      RB, FSA (B)
      Callable 04/01/08 @ 100
         3.020%, 03/05/08                                 8,405           8,405
   Philadelphia, Hospitals & Higher
      Education Facilities Authority,
      Philadelphia School Project,
      Ser A-3, RB (A) (B)
         2.970%, 03/06/08                                   995             995
   Philadelphia, Industrial Development
      Authority, School for the Deaf
      Project, RB (A) (B)
         3.010%, 03/06/08                                 1,000           1,000
   West Cornwall Township, Municipal
      Authority, Senior Living Facility -
      Lebanon Valley, RB (A) (B)
         2.780%, 03/06/08                                 2,175           2,175
                                                                  --------------

                                                                         47,140
                                                                  --------------
PUERTO RICO -- 0.3%
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser D,
      RB, FSA (B)
         3.310%, 03/06/08                                 5,000           5,000
                                                                  --------------
SOUTH CAROLINA -- 1.7%
   Greenville County, School District,
      Ser 982, RB (B) (C)
      Pre-Refunded @ 101
         3.010%, 03/06/08                                   195             195

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   South Carolina State, Housing Finance
      & Development Authority, Rental
      Housing-Oakfield Project, RB (A) (B)
         3.060%, 03/06/08                         $       2,506   $       2,506
   South Carolina State, Macon Trust,
      Various Certificates, Bank of
      America Project, Ser 2007-303,
      RB (A) (B)
         3.000%, 03/01/08                                 5,585           5,585
   South Carolina State, Municipal
      Security Trust Certificates,
      Ser 2006-293, Cl A-Scago,
      RB, FSA (B)
         3.050%, 03/06/08                                 7,230           7,230
   South Carolina State, Ser 5, GO (B)
         2.920%, 03/06/08                                 4,385           4,385
   Western Carolina, Regional Sewer
      Authority, RB, FSA (B)
         3.020%, 03/01/08                                 4,780           4,780
                                                                  --------------

                                                                         24,681
                                                                  --------------
SOUTH DAKOTA -- 0.2%
   South Dakota State, Health &
      Educational Facilities Authority,
      RB, MBIA (B)
         6.000%, 03/01/08                                 3,100           3,100
                                                                  --------------
TENNESSEE -- 3.8%
   Clarksville, Public Building Authority,
      RB (A) (B)
         3.000%, 03/01/08                                 3,110           3,110
   GAF, Tax Exempt Bond Grantor Trust,
      Ser A, RB (A) (B)
         3.000%, 03/01/08                                 2,970           2,970
   Sevier County, Public Building
      Authority, Public Projects
      Construction Notes, Ser A-4, RB (B)
         3.700%, 04/01/08                                 9,000           9,000
   Shelby County, Health, Educational &
      Housing Facilities Board, St. Peter
      Villa Project, RB (A) (B)
         3.010%, 03/06/08                                 2,330           2,330
   Tennessee State, Energy Acquisition
      Authority, RB (B)
         2.990%, 03/06/08                                11,250          11,250
   Tennessee State, Municipal Energy
      Acquisition Authority, Ser 1578,
      RB (B)
         3.160%, 03/06/08                                25,370          25,370
                                                                  --------------

                                                                         54,030
                                                                  --------------


--------------------------------------------------------------------------------
18                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TEXAS -- 9.4%
   Austin, Ser 2007-2024, RB,
      AMBAC (B)
         3.760%, 04/10/08                         $      12,376   $      12,376
   Brazos Harbor, Industrial
      Development Authority, BAFS
      Corporation Project, RB (B)
         3.350%, 03/05/08                                 6,000           6,000
   Comal, Independent School
      District, GO (B)
         3.110%, 03/06/08                                 1,000           1,000
   El Paso, Water & Sewer Authority,
      RB, MBIA (B)
         3.290%, 03/06/08                                 6,125           6,125
   Harris County, Health Facilities
      Development Authority,
      Ser 1018, RB (B)
         3.160%, 03/06/08                                 4,410           4,410
   Houston, Utilities System Revenue
      Authority, Ser B-17, RB, MBIA (B)
         3.470%, 03/05/08                                 4,850           4,850
   San Antonio, Ser Sub A, RB, MBIA (B)
         3.790%, 03/05/08                                18,665          18,665
   Texas State, Eclipse Funding Trust,
      Solar Eclipse-El Paso Project, GO,
      MBIA (A) (B)
         3.020%, 03/06/08                                 3,945           3,945
   Texas State, Municipal Gas
      Acquisition & Supply I, Ser 2129,
      RB (B)
         3.130%, 03/01/08                                17,000          17,000
   Texas State, Municipal Gas
      Acquisition & Supply I,
      Ser 2132, RB (B)
         3.130%, 03/01/08                                40,000          40,000
   Texas State, Municipal Securities
      Trust Certificates, Ser 2007-305,
      Cl A, GO (B)
         3.050%, 03/01/08                                 4,985           4,985
   Texas State, Municipal Securities Trust
      Certificates, Ser 2007-312, Cl A,
      GO (B)
         3.050%, 03/06/08                                 8,000           8,000
   Texas State, University Systems
      Financing Revenue, RB, FSA (B)
         3.310%, 03/06/08                                 2,995           2,995
   University of Texas, Ser 1328, RB (B)
         3.160%, 03/06/08                                 3,985           3,985
                                                                  --------------

                                                                        134,336
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
UTAH -- 2.8%
   Lehi, Electric Utilities Authority, RB,
      FSA (B)
         2.860%, 03/05/08                         $       2,800   $       2,800
   Riverton, Hospital Authority,
      Ser 1762, RB (B)
         3.160%, 03/06/08                                 8,000           8,000
   Salt Lake, Valley Fire Service
         3.750%, 12/30/08                                 2,800           2,817
   Utah State, Municipal Security Trust,
      Ser 2007-329, RB, MBIA (B)
         3.250%, 03/01/08                                15,055          15,055
   Utah State, Municipal Security Trust,
      Ser 2007-339, RB, MBIA (B)
         2.450%, 03/06/08                                10,895          10,895
                                                                  --------------

                                                                         39,567
                                                                  --------------
VERMONT -- 1.4%
   Vermont State, Educational &
      Health Buildings Financing Agency,
      Capital Asset Financing Project,
      Ser 1, RB (A) (B)
         2.900%, 03/01/08                                 2,485           2,485
   Vermont State, Educational & Health
      Buildings Financing Agency, Copley
      Hospital Project, Ser A, RB (A) (B)
         2.990%, 03/06/08                                 3,960           3,960
   Vermont State, Educational & Health
      Buildings Financing Agency,
      Porter Hospital Project,
      Ser A, Cl A, RB (A) (B)
         3.010%, 03/01/08                                 4,915           4,915
   Vermont State, Educational & Health
      Buildings Financing Agency,
      Ser A, RB (A) (B)
         3.010%, 03/06/08                                 7,975           7,975
         2.300%, 03/01/08                                   900             900
                                                                  --------------

                                                                         20,235
                                                                  --------------
VIRGINIA -- 0.0%
   Virginia State, Public Building
      Authority, Ser 131, RB, MBIA (B)
         3.010%, 03/06/08                                   585             585
                                                                  --------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 19

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Concluded)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
WASHINGTON -- 3.9%
   Clark County, Public Utility District,
      Municipal Securities Trust Receipts,
      Ser SGA 118, RB, FSA (B)
         2.450%, 03/01/08                         $       1,700   $       1,700
   Clark County, School District No. 117
      Camas, Ser C-34, GO, FSA (B)
         3.020%, 03/05/08                                 5,100           5,100
   Douglas County, Public Utility
      Authority, Ser 3063, RB, FGIC (B)
         4.260%, 03/06/08                                 2,770           2,770
   Everett, Public Facilities District
      Authority, RB (B)
         2.380%, 03/01/08                                 3,125           3,125
   Northwest Washington, Electrical
      Revenue Authority, Ser 2186, RB,
      FSA (B)
         3.310%, 03/01/08                                 3,510           3,510
   Northwest Washington, Electrical
      Revenue Authority, Ser C, RB,
      FSA (B)
         3.050%, 03/01/08                                 5,134           5,134
   Seattle, Water Systems Authority,
      Ser 2170, RB, FSA (B)
         3.010%, 03/06/08                                 2,530           2,530
   Washington State, ABN Amro
      Munitops Certificate Trust,
      Ser 2005-28, RB, MBIA (B)
         3.760%, 03/01/08                                 6,000           6,000
   Washington State, Housing Finance
      Commission, Annie Wright School
      Project, RB (A) (B)
         2.350%, 03/06/08                                   300             300
   Washington State, Housing Finance
      Commission, Christa Project,
      Ser B, RB (A) (B)
         2.850%, 03/01/08                                 1,265           1,265
   Washington State, Housing Finance
      Commission, Eastside Catholic
      School, Ser A, RB (A) (B)
         3.000%, 03/06/08                                 6,200           6,200
   Washington State, Housing Finance
      Commission, Pioneer Human
      Services Program, RB (A) (B)
         2.740%, 03/01/08                                   255             255
   Washington State, Housing Finance
      Commission, RB (A) (B)
         2.500%, 03/06/08                                 1,055           1,055
   Washington State, Municipal Securities
      Trust Certificates, Ser 9039, GO (B)
         4.000%, 05/25/08                                11,750          11,750

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Seattle Municipal
      Light & Power Revenue Authority,
      Ser SGA 96, RB, MBIA (B)
         2.450%, 03/01/08                         $         200   $         200
   Washington State, Ser 1095, GO,
      AMBAC (B)
         3.960%, 03/01/08                                     1              --
   Washington State, Ser G, GO, FGIC (B)
         3.050%, 03/01/08                                 5,170           5,170
                                                                  --------------
                                                                         56,064
                                                                  --------------
WEST VIRGINIA -- 1.2%
   Charleston, Building Commission
      Parking Facilities Authority,
      Charleston Town Center Parking
      Project, Ser A, RB (A) (B)
         3.280%, 03/06/08                                 8,015           8,015
   Parkersburg, Industrial Development
      Authority, B-H Associates Project (B)
         3.560%, 03/06/08                                 3,500           3,500
   Putnam County, Industrial Development
      Authority, FMC
      Project, Ser 1981, RB (A) (B)
         2.600%, 03/01/08                                 5,300           5,300
                                                                  --------------
                                                                         16,815
                                                                  --------------
WISCONSIN -- 4.6%
   Menomonee Falls, Industrial
      Development Authority, Maysteel
      Project (B)
         3.080%, 03/06/08                                 3,000           3,000
   Milwaukee, Redevelopment Authority,
      Montessori Society School Project,
      RB (A) (B)
         2.450%, 03/01/08                                 1,365           1,365
   Waupaca, Narrower-Term Anticipation
      Notes, RB
         3.750%, 04/01/08                                 1,000           1,000
   Wisconsin State, Health & Educational
      Facilities Authority, Alverno College
      Project, RB (A) (B)
         2.380%, 03/01/08                                 3,100           3,100
   Wisconsin State, Health & Educational
      Facilities Authority, Gundersen
      Lutheran Project, Ser B, RB,
      FSA (B)
         2.380%, 03/01/08                                 2,000           2,000


--------------------------------------------------------------------------------
20                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Health & Educational
      Facilities Authority, Hospice Care
      Holdings Inc. Project, RB (A) (B)
         3.110%, 03/01/08                         $       1,045   $       1,045
   Wisconsin State, Health & Educational
      Facilities Authority, Lutheran College
      Project, RB (A) (B)
         2.350%, 03/01/08                                   300             300
   Wisconsin State, Health & Educational
      Facilities Authority, Madison Family
      Medicine Project, RB (A) (B)
         4.500%, 03/01/08                                 4,460           4,460
   Wisconsin State, Health & Educational
      Facilities Authority, Mercy Health
      System Project, Ser C, RB (A) (B)
         2.780%, 03/06/08                                 2,095           2,095
   Wisconsin State, Health & Educational
      Facilities Authority, Meriter Hospital
      Project, RB (A) (B)
         2.380%, 03/01/08                                 3,050           3,050
   Wisconsin State, Health & Educational
      Facilities Authority, National Regency
      New Berlin Project, RB (A) (B)
         2.380%, 03/06/08                                 4,700           4,700
   Wisconsin State, Health & Educational
      Facilities Authority, Oakwood Project,
      Ser B, RB (A) (B)
         2.780%, 03/06/08                                   765             765
   Wisconsin State, Health & Educational
      Facilities Authority, RB,
      XLCA (A) (B)
         2.400%, 03/01/08                                18,700          18,700
   Wisconsin State, Health & Educational
      Facilities Authority, Riverview
      Hospital Association Project,
      RB (A) (B)
         2.380%, 03/01/08                                 2,000           2,000
   Wisconsin State, Health & Educational
      Facilities Authority, Ser C, Cl RB,
      RB, M&I (A) (B)
         2.350%, 03/01/08                                18,100          18,100
                                                                  --------------
                                                                         65,680
                                                                  --------------
MULTI-STATE -- 3.3%
   BB&T Municipal Trust, Ser 1002,
      RB (A) (B)
         3.110%, 03/06/08                                 7,900           7,900
   BB&T Municipal Trust, Ser 1004,
      RB (A) (B)
         3.110%, 03/06/08                                15,700          15,700

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   BB&T Municipal Trust, Ser 1005,
      RB (A) (B)
         3.020%, 03/06/08                         $       9,200   $       9,200
   JP Morgan Chase & I-Putters,
      Ser 1684P, RB (B)
         3.260%, 03/06/08                                13,610          13,610
   JP Morgan Chase & I-Putters,
      Ser 2382P, RB (B)
         3.260%, 03/06/08                                   885             885
                                                                  --------------

                                                                         47,295
                                                                  --------------
Total Municipal Bonds
   (Cost $1,491,245) ($ Thousands)                                    1,491,245
                                                                  --------------

Total Investments -- 104.1%
   (Cost $1,491,245) ($ Thousands)                                $   1,491,245
                                                                  ==============

Percentages are based on Net Assets of $1,432,116 ($ Thousands).

(A) Securities are held in connection with a letter of credit issued by a major bank.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

AMBAC -- American Municipal Bond Assurance Corporation
BAN -- Bond Anticipation Note
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Investors Association
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TAW -- Tax Anticipation Warrant
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 21

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Tax Free Money Market Fund

February 29, 2008

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Industrial Development                                                     23.5%
General Revenue                                                            21.4%
Healthcare                                                                 14.3%
Education                                                                  11.5%
Transportation                                                              8.6%
General Obligations                                                         8.3%
Nursing Homes                                                               5.6%
Power                                                                       3.1%
Housing                                                                     3.0%
Water                                                                       0.7%

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 104.5%

MASSACHUSETTS -- 99.4%
   BB&T Municipal Trust, Ser 2031,
      RB, FSA (A)
         3.030%, 03/06/08                         $       9,000   $       9,000
   Berkshire Regional Transit
      Authority, RB
         4.500%, 09/12/08                                 2,000           2,006
   Cape Cod, Regional Transportation
      Authority, RB
         4.000%, 07/31/08                                 3,000           3,001
   Clinton, GO
         3.900%, 06/13/08                                   922             922
   Greater Attleboro, RB
         4.000%, 08/22/08                                 2,300           2,301
   Haverhill Massachusetts, GO
         3.750%, 11/07/08                                 3,092           3,099
   Lynn, GO, BAN
         4.250%, 05/02/08                                 3,000           3,002
   Massachusetts State, Bay
      Transportation Authority, RB (A)
         3.190%, 03/05/08                                 4,295           4,295
   Massachusetts State, Bay
      Transportation Authority, ROC (A)
         2.980%, 03/05/08                                 2,500           2,500
   Massachusetts State, Bay
      Transportation Authority, Ser SGA
      123, Special Assessment (A)
         2.820%, 03/05/08                                 1,000           1,000
   Massachusetts State, Central Artery
      Project, Ser B, GO (A)
         2.200%, 03/06/08                                 2,450           2,450
   Massachusetts State, Development
      Finance Agency, Assumption
      College Project, Ser A, RB (A) (B)
         2.810%, 03/06/08                                 9,645           9,645

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
      Finance Agency, Belmont Day
      School Project, RB (A) (B)
         2.810%, 03/01/08                         $       6,220   $       6,220
   Massachusetts State, Development
      Finance Agency, Boston College
      High School Project, RB (A) (B)
         2.810%, 03/06/08                                 7,325           7,325
   Massachusetts State, Development
      Finance Agency, Briarwood
      Retirement Project, Ser A,
      RB (A) (B)
         2.740%, 03/06/08                                 6,900           6,900
   Massachusetts State, Development
      Finance Agency, Bridgewell Project,
      Ser A, RB (A) (B)
         2.940%, 03/06/08                                 3,000           3,000
   Massachusetts State, Development
      Finance Agency, Brooks School
      Issue, Ser A, RB, MBIA (A)
         5.250%, 03/06/08                                 2,295           2,295
   Massachusetts State, Development
      Finance Agency, Dana Hall School
      Project, RB (A) (B)
         2.980%, 03/06/08                                 4,800           4,800
   Massachusetts State, Development
      Finance Agency, Elderhostel Inc.
      Project, RB (A) (B)
         2.990%, 03/01/08                                 2,845           2,845
   Massachusetts State, Development
      Finance Agency, Exploration School,
      RB (A) (B)
         2.980%, 03/06/08                                 2,750           2,750
   Massachusetts State, Development
      Finance Agency, ISO New England
      Project, RB (A) (B)
         2.940%, 03/06/08                                 2,800           2,800
   Massachusetts State, Development
      Finance Agency, Jewish Geriatric
      Services Project, RB (A) (B)
         2.720%, 03/06/08                                 8,600           8,600
   Massachusetts State, Development
      Finance Agency, Marine Biological
      Lab Project, RB (A) (B)
         2.810%, 03/06/08                                 5,500           5,500
   Massachusetts State, Development
      Finance Agency, Marino Foundation
      Project, RB (A) (B)
         3.000%, 03/01/08                                 1,700           1,700
   Massachusetts State, Development
      Finance Agency, RB, MBIA (A)
         5.250%, 03/06/08                                 5,000           5,000


--------------------------------------------------------------------------------
22                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
      Finance Agency, Scandinavian
      Living Center Project, RB (A) (B)
         3.120%, 03/06/08                         $       2,700   $       2,700
   Massachusetts State, Development
      Finance Agency, Ser B, RB (A) (B)
         3.000%, 03/06/08                                 1,305           1,305
   Massachusetts State, Development
      Finance Agency, Ser 1336, RB,
      AMBAC (A)
         3.950%, 03/06/08                                 2,700           2,700
   Massachusetts State, Development
      Finance Agency, The Rivers School
      Project, RB (A) (B)
         2.970%, 03/05/08                                 3,000           3,000
   Massachusetts State, Development
      Finance Agency, Walnut Hill School
      District, RB (A) (B)
         2.810%, 03/06/08                                 2,745           2,745
   Massachusetts State, Development
      Finance Agency, Walnut Hill School
      Project, RB (A) (B)
         2.810%, 03/06/08                                 3,500           3,500
   Massachusetts State, Health &
      Educational Facilities Authority,
      CIL Realty Project, RB (A) (B)
         2.790%, 03/06/08                                 2,000           2,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Falmouth Assisted Living Project,
      Ser A, RB (A) (B)
         2.850%, 03/05/08                                 3,100           3,100
   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Healthcare Systems
      Project, Ser D-6, RB (A)
         2.350%, 03/06/08                                 3,000           3,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      RB (A)
         3.260%, 03/05/08                                 3,000           3,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      RB, GOI (A)
         2.150%, 03/06/08                                 1,765           1,765
   Massachusetts State, Health &
      Educational Facilities Authority,
      Ser 2405, RB, FGIC (A)
         3.110%, 03/01/08                                 6,500           6,500
   Massachusetts State, Health &
      Educational Facilities Authority,
      Ser A, Cl RB, RB (A) (B)
         2.920%, 03/01/08                                 3,000           3,000

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
      Educational Facilities Authority,
      Sherrill House Project, Ser A-1,
      RB (A) (B)
         2.740%, 03/06/08                         $       3,200   $       3,200
   Massachusetts State, Health &
      Educational Facilities Authority,
      The Boston Home Project, Ser B,
      RB (A) (B)
         2.810%, 03/06/08                                 1,500           1,500
   Massachusetts State, Health &
      Educational Facilities Authority,
      Ser E, RB, FNBC (A) (B)
         2.350%, 03/01/08                                 5,700           5,700
   Massachusetts State, Health &
      Educational Facilities Authority,
      Ser G, RB (A)
         1.750%, 03/06/08                                 1,285           1,285
   Massachusetts State, Health &
      Educational Facilities Authority,
      Ser I, RB (A)
         2.750%, 03/01/08                                 3,000           3,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Ser R, RB (A)
         1.750%, 03/06/08                                   290             290
   Massachusetts State, Housing Finance
      Agency, Ser F, Cl RB, RB, FSA (A)
         3.340%, 03/06/08                                 5,000           5,000
   Massachusetts State, Housing Finance
      Agency, Ser 2004-1055, RB (A)
         2.950%, 03/06/08                                 1,795           1,795
   Massachusetts State, Industrial
      Finance Agency, Goddard House
      Project, Ser 1995, RB (A) (B)
         2.820%, 03/01/08                                 1,720           1,720
   Massachusetts State, Industrial
      Finance Agency, Governor Dummer
      Academy Project, RB (A) (B)
         2.810%, 03/06/08                                   250             250
   Massachusetts State, RB, FGIC (A)
         3.720%, 03/01/08                                34,690          34,690
   Massachusetts State, RB, FGIC (A)
         4.300%, 03/01/08                                 3,880           3,880
   Massachusetts State, Ser 1290, GO,
      FSA (A)
         3.260%, 03/01/08                                 2,500           2,500
   Massachusetts State, Ser 449, GO,
      AMBAC (A)
         3.460%, 03/01/08                                 1,370           1,370
   Massachusetts State, Ser B-30,
      GO (A)
         3.020%, 03/01/08                                 3,985           3,985


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 23

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Tax Free Money Market Fund (Concluded)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Water Pollution
      Abatement, Ser 867T, RB (A)
         3.160%, 03/01/08                         $       1,590   $       1,590
   Nantucket, Regional Transit Authority,
      GO
         4.250%, 06/27/08                                 1,450           1,452
   Worcester, GO, FSA
         5.000%, 11/01/08                                 1,500           1,524
                                                                  --------------
                                                                        216,002
                                                                  --------------
PUERTO RICO -- 5.1%
   Puerto Rico Commonwealth,
      Highway & Transportation Authority,
      Ser D, RB, FSA (A)
         3.310%, 03/06/08                                 2,900           2,900
   Puerto Rico Commonwealth,
      Electric Power Authority,
      Ser DCL, RB, FSA (A)
         3.160%, 03/06/08                                 7,050           7,050
   Puerto Rico Commonwealth,
      Sales Tax Financing,
      Ser 2019, RB (A)
         3.050%, 03/06/08                                 1,100           1,100
                                                                  --------------
                                                                         11,050
                                                                  --------------
Total Municipal Bonds
   (Cost $227,052) ($ Thousands)                                        227,052
                                                                  --------------
Total Investments -- 104.5%
   (Cost $227,052) ($ Thousands)                                  $     227,052
                                                                  ==============

Percentages are based on Net Assets of $217,254 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

AMBAC -- American Municipal Bond Assurance Corporation
BAN -- Bond Anticipation Note
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Investors Association
RB -- Revenue Bond
ROC -- Renewable Obligation Certificate
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
24                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund

February 29, 2008

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

General Obligations                                                        22.2%
General Revenue                                                            15.6%
Education                                                                  12.4%
Transportation                                                              8.0%
Healthcare                                                                  8.0%
Airports                                                                    6.7%
Utilities                                                                   6.5%
Power                                                                       5.2%
Industrial Development                                                      5.0%
Public Facilities                                                           3.2%
Housing                                                                     2.9%
Water                                                                       2.3%
Pollution Control                                                           1.6%
Board Bank Revenue                                                          0.2%
Equipment                                                                   0.2%
Short Term Investment                                                       0.0%

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.6%

ALABAMA -- 0.5%
   Jefferson County, Public Building
      Authority, RB, AMBAC
         5.000%, 04/01/14                         $       2,000   $       2,123
      Montgomery County, Special Care
      Facilities, Baptist Health Project,
      Ser A-2, RB, MBIA (A)
         5.000%, 11/15/13                                 3,000           3,203
                                                                  --------------
                                                                          5,326
                                                                  --------------
ALASKA -- 1.1%
   Alaska State, Energy & Power
      Authority, Bradley Lake Project,
      Ser 4, RB, FSA
         6.000%, 07/01/14                                 2,920           3,262
   Alaska State, Housing Finance
      Authority, Ser A-1, RB
      Callable 06/01/09 @ 100
         6.000%, 06/01/15                                 1,940           1,979
   Alaska State, Housing Finance
      Authority, Ser B, RB, MBIA
      Callable 06/01/15 @ 100
         5.000%, 12/01/20                                 5,000           5,063
   Alaska State, International Airports,
      Ser A, AMT, RB, MBIA
         5.000%, 10/01/12                                 2,000           2,092
                                                                  --------------
                                                                         12,396
                                                                  --------------
ARIZONA -- 2.7%
   Arizona State, Agricultural
      Improvement & Power Authority,
      Salt River Project, Ser B, RB
      Callable 01/01/13 @ 100
         5.000%, 01/01/25                                 4,000           3,991

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Arizona State, Health Facilities
      Authority, Banner Health Project,
      Ser A, RB
      Callable 01/01/17 @ 100
         5.000%, 01/01/18                         $       4,500   $       4,528
   Arizona State, Transportation Board,
      RB
         5.000%, 07/01/16                                 1,525           1,636
   Arizona State, Transportation Board,
      Ser Sub A, RB
         5.250%, 07/01/13                                 2,000           2,174
   Mesa, Utility Systems Authority,
      RB, FGIC
         6.500%, 07/01/11                                 2,000           2,183
   Mesa, Utility Systems Authority,
      RB, FGIC (A)
         7.125%, 07/01/11                                 7,000           7,878
   Phoenix, Civic Improvement
      Corporation, Ser Junior Lien,
      RB, MBIA
      Callable 07/01/17 @ 100
         5.000%, 07/01/20                                 2,000           2,051
   Pima County, Industrial Development
      Authority, Capital Appreciation,
      Ser B, AMT, RB
      Callable 03/01/14 @ 101
         4.550%, 09/01/25                                 1,560           1,563
   Pima County, Unified School District
      No. 1, GO, FSA
      Callable 07/01/12 @ 100
         4.750%, 07/01/14                                 3,000           3,128
   Pinal County, COP
      Callable 12/01/14 @ 100
         5.000%, 12/01/29                                 2,000           1,762
                                                                  --------------
                                                                         30,894
                                                                  --------------

ARKANSAS -- 0.6%
   Arkansas State, Development Finance
      Authority, Mortgage Backed
      Securities Program, Ser A, RB
      Callable 01/01/11 @ 100
         4.700%, 07/01/16                                   710             713
   Arkansas State, Development Finance
      Authority, Mortgage Backed
      Securities Program, Ser D,
      AMT, RB
      Callable 07/01/12 @ 100
         3.000%, 01/01/24                                   275             274
   Arkansas State, University of Central
      Arkansas, Auxiliary Project, Ser C,
      RB, AMBAC
         6.125%, 04/01/26                                 1,535           1,620


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 25

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Arkansas State, University of Central
      Arkansas, Student Fee Project,
      Ser B, RB, AMBAC
         6.125%, 04/01/26                         $       1,535   $       1,620
   Arkansas State, University of Central
      Arkansas, Student Housing Project,
      Ser A, RB, AMBAC
         6.000%, 04/01/21                                 1,990           2,140
                                                                  --------------
                                                                          6,367
                                                                  --------------
CALIFORNIA -- 9.5%
   California State, Economic Recovery
      Authority, Ser A, GO, MBIA
         5.250%, 07/01/13                                 2,000           2,164
   California State, GO
         5.250%, 02/01/11                                 2,000           2,105
         5.000%, 02/01/12                                 6,000           6,303
         5.000%, 10/01/12                                 7,000           7,404
         5.000%, 08/01/14                                 1,525           1,611
         5.000%, 11/01/15                                 2,325           2,450
   California State, GO
      Callable 10/01/08 @ 200
         6.250%, 10/01/19                                   480             481
         5.250%, 06/01/12                                   690             693
   California State, Pollution Control
      Financing Authority, Pacific Gas
      Project, AMT, RB, FGIC
      Callable 06/01/17 @ 100
         4.750%, 12/01/23                                 4,000           3,251
   California State, Ser 1, GO
         5.000%, 09/01/15                                 3,625           3,817
   California State, Ser B, GO (B)
      Callable 07/01/11 @ 100
         5.000%, 07/01/23                                 4,070           4,279
   California State, Various Purposes, GO
         5.000%, 06/01/13                                 2,000           2,113
         5.000%, 03/01/14                                 2,150           2,266
   California State, Water Department
      Authority, Central Valley Project,
      Ser Q, RB (A)
         6.000%, 12/01/10                                 2,195           2,374
   California State, Water Department
      Authority, Central Valley Project,
      Ser Q, RB
         6.000%, 12/01/10                                 2,955           3,191
   California Statewide, Communities
      Development Authority, Equity
      Residential Project, Ser C, RB (B)
         5.200%, 12/01/29                                 2,750           2,818
   California Statewide, Communities
      Development Authority, Kaiser
      Permanente Project, Ser B, RB (B)
      Callable 07/05/10 @ 102
         3.900%, 08/01/31                                 2,450           2,411

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   California Statewide, Communities
      Development Authority, Kaiser
      Permanente Project, Ser E, RB (B)
         3.875%, 04/01/32                         $       3,500   $       3,540
   California Statewide, Communities
      Development Authority, Pollution
      Control, Southern California
      Education Project, Ser A, RB,
      XLCA (B)
      Callable 04/01/13 @ 100
         4.100%, 04/01/28                                 1,890           1,833
   Golden State, Tobacco Securitization
      Project, Asset-Backed, Ser A-1, RB
      Callable 06/01/17 @ 100
         4.500%, 06/01/27                                11,320           9,838
   Golden State, Tobacco Securitization
      Project, Asset-Backed, Ser A-2,
      RB (C)
      Callable 06/01/22 @ 100
         5.300%, 06/01/37                                 2,250           1,369
   Golden State, Tobacco Securitization
      Project, Capital Appreciation Project,
      Ser A, RB, AMBAC (C)
      Callable 06/01/18 @ 100
         4.600%, 06/01/23                                 3,500           2,679
   Golden State, Tobacco Securitization
      Project, Enhanced Project, RB,
      FGIC (D)
      Pre-Refunded @ 100
         5.500%, 06/01/43                                 3,000           3,262
   Golden State, Tobacco Securitization
      Project, Enhanced Project, Ser A,
      RB, AMBAC
      Callable 06/01/10 @ 100
         5.000%, 06/01/20                                 1,000           1,002
   Golden State, Tobacco Securitization
      Project, Ser 2003-A-1, RB (D)
      Pre-Refunded @ 100
         5.000%, 06/01/21                                   950             956
   Golden State, Tobacco Securitization,
      Ser 2003-A-1, RB (D)
      Pre-Refunded @ 100
         6.750%, 06/01/39                                 5,000           5,720
         6.625%, 06/01/40                                 7,000           7,967
   Kings River, Conservation District,
      Peaking Project, COP
         5.000%, 05/01/12                                 2,300           2,387
   Lammersville, School District #2002,
      Mountain House Project, Special
      Tax Obligation
      Callable 09/01/16 @ 100
         5.125%, 09/01/35                                 1,000             832


--------------------------------------------------------------------------------
26                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Long Beach, Unified School District,
      Ser D, GO, FSA
      Callable 08/01/10 @ 101
         5.000%, 08/01/31                         $       2,250   $       2,262
   Los Angeles, Unified School District,
      Ser A-2, GO, FGIC
      Callable 07/01/17 @ 100
         4.250%, 01/01/28                                   645             536
   Northern California, Tobacco
      Securitization Authority,
      Asset-Backed, Ser A-1, RB
      Callable 06/01/15 @ 100
         4.750%, 06/01/23                                   945             849
   Roseville Westpark Community
      Facilities District #1, Special
      Tax Obligation
      Callable 09/01/08 @ 103
         5.200%, 09/01/26                                 1,000             844
   San Diego County, Regional Airport
      Authority, AMT, RB, AMBAC
         5.000%, 07/01/11                                 2,135           2,228
   Southern California, Metropolitan
      Water District, Ser B, RB
         5.000%, 07/01/14                                 3,800           4,103
   Torrance, Redevelopment Agency,
      Senior Lien, Ser C, TA, MBIA
         5.000%, 09/01/08                                   425             428
   University of California, Ser A,
      RB, AMBAC
         5.000%, 05/15/13                                 5,500           5,891
                                                                  --------------
                                                                        108,257
                                                                  --------------
COLORADO -- 1.0%
   Colorado State, Department of
      Corrections, Penitentiary II Project,
      Ser B, COP, AMBAC
         5.000%, 03/01/15                                 2,500           2,648
   Colorado State, Housing & Finance
      Authority, Single-Family Housing
      Project, Ser C-3, RB
      Callable 04/07/08 @ 105
         6.750%, 05/01/17                                    25              25
   Colorado State, Housing & Finance
      Authority, Single-Family Housing
      Project, Ser Sub C, RB
      Callable 08/01/11 @ 102
         4.875%, 08/01/13                                   205             206
   Denver City & County, Justice System,
      GO
         5.250%, 08/01/17                                 7,000           7,606
         5.250%, 08/01/18                                 1,000           1,079
                                                                  --------------
                                                                         11,564
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CONNECTICUT -- 0.1%
   Connecticut State, Special Tax
      Obligation, Ser B, RB
         6.125%, 09/01/12                         $       1,100   $       1,194
                                                                  --------------
DISTRICT OF COLUMBIA -- 1.0%
   District of Columbia, Convention
      Center Authority, Senior Lien,
      Ser Senior Lien, RB, AMBAC (D)
      Pre-Refunded @ 101
         5.250%, 10/01/12                                 3,000           3,070
   District of Columbia, Metropolitan
      Washington Airport, Ser A, AMT,
      RB, MBIA
         5.000%, 10/01/12                                 2,645           2,754
   District of Columbia, Ser A-1, GO,
      MBIA
         6.500%, 06/01/09                                 1,085           1,133
   District of Columbia, Ser B, GO, MBIA
         6.000%, 06/01/11                                 4,420           4,782
                                                                  --------------
                                                                         11,739
                                                                  --------------
FLORIDA -- 6.3%
   Broward County, Airport System
      Authority, Ser L, RB, AMBAC
      Callable 10/01/14 @ 100
         5.000%, 10/01/16                                 3,500           3,639
   Broward County, School Board, Ser B,
      COP, FSA
         5.250%, 07/01/16                                 5,000           5,307
   East Homestead, Community
      Development District, Ser B, SPA
         5.000%, 05/01/11                                 2,065           1,929
   Escambia County, Health Facilities
      Authority, Ascension Health Credit
      Project, Ser A, RB
         5.250%, 11/15/13                                 1,500           1,596
   Florida State, Board of Education,
      Capital Outlay-2006 Project,
      Ser A, GO
         5.000%, 06/01/16                                 5,000           5,348
   Florida State, Citizens Property
      Insurance, Secured-High Risk
      Account Project, Ser A, RB, MBIA
         5.000%, 03/01/14                                 2,500           2,631
   Florida State, Division of Bond
      Finance, Environmental Protection
      Project, RB, FSA
         6.000%, 07/01/13                                 3,490           3,905
   Florida State, Florida Hurricane
      Catastrophe Fund, Ser A, RB
         5.250%, 07/01/12                                 2,500           2,651


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 27

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Florida State, Housing Finance
      Authority, Homeowner Mortgage
      Project, Ser 1, RB, FSA
      Callable 07/01/10 @ 100
         5.750%, 01/01/17                         $          80   $          80
   Gulf Breeze, Ser E-RMK, RB, FGIC
         5.000%, 12/01/20                                 1,465           1,547
   Hillsborough County, Aviation
      Authority, Tampa International
      Airport Project, Ser A, RB, FSA
         5.500%, 10/01/09                                 2,820           2,923
   Hillsborough County, Capacity
      Assessment Project, Special
      Assessment, FGIC
         5.000%, 03/01/16                                 3,375           3,524
   Hillsborough County, School Board,
      COP, MBIA
         5.000%, 07/01/16                                 1,290           1,352
   Jacksonville, Aviation Authority, AMT,
      RB, AMBAC
         5.000%, 10/01/15                                 2,910           3,023
   Lee County, Solid Waste Systems
      Authority, AMT, RB, MBIA
         5.250%, 10/01/09                                 2,500           2,581
   Miami-Dade County, Educational
      Facilities Authority, University of
      Miami Project, Ser B, RB, AMBAC
         5.000%, 04/01/17                                 2,000           2,065
   Miami-Dade County, Educational
      Facilities Authority, University of
      Miami Project, Ser A, RB,
      AMBAC (D)
      Pre-Refunded @ 100
         5.000%, 04/01/34                                 4,500           4,820
   Miami-Dade County, Jackson Health
      Systems Project, Ser B, RB, MBIA
         5.000%, 06/01/14                                 4,370           4,589
   Miami-Dade County, Ser CC, GO,
      AMBAC
         7.125%, 10/01/08                                 1,470           1,505
   Orlando, Aviation Authority, Airport
      Facilities, Ser A, AMT, RB, FSA
         5.000%, 10/01/15                                 3,500           3,648
   Orlando, Utilities Commission, RB
         5.000%, 10/01/13                                 2,500           2,683
   Palm Beach County, Solid Waste
      Authority, RB, AMBAC
         5.000%, 10/01/11                                 3,000           3,162
   Palm Beach County, Solid Waste
      Authority, Ser A, RB, AMBAC
         6.000%, 10/01/08                                 3,300           3,351

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   South Miami, Hospital Authority,
      Baptist Health of South Florida
      Group, RB (D)
      Pre-Refunded @ 100
         5.250%, 11/15/33                         $       4,000   $       4,304
                                                                  --------------
                                                                         72,163
                                                                  --------------
GEORGIA -- 3.4%
   Atlanta, Apartment Revenue, Ser D,
      AMT, RB, FGIC
         5.250%, 01/01/12                                 2,500           2,601
   Gainesville, Redevelopment Authority,
      Riverside Military Academy
      Project, RB
      Callable 03/01/17 @ 100
         5.125%, 03/01/37                                 2,000           1,668
   Georgia State, Housing & Finance
      Authority, Single Family Mortgage,
      Ser Sub B-4, AMT, RB
      Callable 11/01/09 @ 100
         5.250%, 06/01/20                                 3,180           3,201
   Georgia State, Main Street Natural Gas,
      Gas Project, Ser B, RB
         5.000%, 03/15/16                                 5,000           4,757
   Georgia State, Main Street Natural Gas,
      Ser A, RB
         5.000%, 03/15/14                                 3,560           3,638
   Georgia State, Main Street Natural Gas,
      Ser B, RB
         5.000%, 03/15/15                                 1,850           1,788
   Georgia State, Municipal Electric Power
      Authority, Ser V, RB, MBIA
         6.500%, 01/01/12                                 2,935           3,170
   Georgia State, Ser B, GO
      Callable 04/01/17 @ 100
         5.000%, 04/01/18                                 2,195           2,328
   Georgia State, Ser D, GO
         6.700%, 08/01/10                                 3,600           3,928
   Georgia State, Ser E, GO
         5.000%, 08/01/12                                 4,205           4,508
   Gwinnett County, School District, GO
         5.000%, 02/01/11                                 4,500           4,745
   Savannah, Hospital Authority, St.
      Joseph's Health Systems Project,
      Ser B, RB, FSA
      Callable 01/01/09 @ 101
         5.250%, 07/01/09                                 2,625           2,700
                                                                  --------------
                                                                         39,032
                                                                  --------------


--------------------------------------------------------------------------------
28                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
HAWAII -- 0.1%
   Honolulu City & County, Water
      Authority, Ser B, AMT, RB, MBIA
         5.000%, 07/01/15                         $       1,000   $       1,032
                                                                  --------------
IDAHO -- 0.2%
   Idaho State, Health Facilities Authority,
      St. Luke's Regional Medical Center
      Project, RB, FSA (B)
      Callable 03/07/08 @ 100
         3.920%, 07/01/35                                   900             900
   Idaho State, Housing & Finance
      Association, Ser C, Cl I-III, AMT, RB
      Callable 01/01/15 @ 100
         5.100%, 01/01/27                                 1,000             925
   Idaho State, Housing & Finance
      Association, Single-Family Mortgage
      Project, Ser C, AMT, RB
      Callable 01/01/11 @ 100
         5.600%, 01/01/21                                   205             208
                                                                  --------------
                                                                          2,033
                                                                  --------------
ILLINOIS -- 2.2%
   Chicago, O'Hare International Airport,
      AMT, RB, AMBAC
      Callable 01/01/10 @ 101
         5.500%, 01/01/12                                 7,500           7,772
   Chicago, Public Building Commerce
      Building, Chicago Transit Authority,
      RB, AMBAC (A)
         5.000%, 03/01/13                                 2,000           2,141
   Chicago, Ser A, GO, MBIA (D)
      Pre-Refunded @ 100
         5.000%, 01/01/34                                   455             486
   Chicago, Ser A, GO, MBIA
      Callable 01/01/13 @ 100
         5.000%, 01/01/34                                   785             739
   Chicago, Ser A-2, GO, AMBAC
         6.125%, 01/01/12                                 5,000           5,471
   Illinois State, Finance Authority,
      Educational Advancement Fund
      Project, Ser B, RB
      Callable 11/01/16 @ 100
         5.000%, 05/01/30                                 2,695           2,224
   Illinois State, Health Facilities Authority,
      Condell Medical Center Project, RB
         6.000%, 05/15/10                                   675             682
   Illinois State, Ser B, GO
         5.000%, 01/01/13                                 5,000           5,316
                                                                  --------------
                                                                         24,831
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
INDIANA -- 1.7%
   Indiana State, Finance Authority, State
      Revolving Fund Program, Ser A, RB
         5.000%, 02/01/16                         $       3,000    $       3,208
   Indiana State, Health Facility Financing
      Authority, Ascension Health Sub
      Credit Project, Ser A, RB (B)
         5.000%, 04/01/11                                 4,900           5,098
   Indiana State, Office Building
      Commission, State Office Building II
      Facilities Project, Ser D, RB
         6.900%, 07/01/11                                 4,010           4,281
   Indiana University, Ser S, RB
      Callable 08/01/18 @ 100
         5.000%, 08/01/19                                 2,000           2,079
   Indianapolis, Local Public Improvement
      Bond Bank, Indianapolis Airport
      Authority, Ser F, AMT, RB, AMBAC
         5.000%, 01/01/15                                 2,000           2,059
   Indianapolis, Thermal Energy Systems
      Project, Ser A, RB, MBIA
      Callable 10/01/11 @ 101
         5.500%, 10/01/12                                 2,860           3,072
                                                                  --------------
                                                                         19,797
                                                                  --------------
IOWA -- 0.5%
   Iowa State, Tobacco Settlement
      Authority, Ser B, RB (D)
      Pre-Refunded @ 101
         5.600%, 06/01/35                                 5,000           5,398
                                                                  --------------
KANSAS -- 0.4%
   Kansas State, Department of
      Transportation Highway Authority,
      Ser B-2, RB (B)
      Callable 04/01/08 @ 100
         3.900%, 09/01/20                                   300             300
   Kansas State, Department of
      Transportation, Ser B-1, RB (B)
      Callable 04/01/08 @ 100
         3.800%, 09/01/20                                   900             900
   Sedwick & Shawnee Counties,
      Mortgage Backed Securities
      Program, Ser B-3, AMT, RB
      Callable 12/01/16 @ 104
         5.250%, 12/01/38                                 1,930           1,974
   Wyandotte County, Legends Village
      West Project, RB
      Callable 10/01/16 @ 100
         4.875%, 10/01/28                                 1,485           1,217
                                                                  --------------
                                                                          4,391
                                                                  --------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 29

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
LOUISIANA -- 0.4%
   De Soto Parish, Pollution Control
      Authority, International Paper
      Projects, Ser A, RB
         5.000%, 10/01/12                         $       2,000   $       2,011
   Louisiana State, Public Facilities
      Authority, Archdiocese of New
      Orleans Project, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/20                                   880             891
   New Orleans, Aviation Board,
      AMT, RB, FSA
         5.000%, 01/01/13                                 1,735           1,812
                                                                  --------------
                                                                          4,714
                                                                  --------------
MARYLAND -- 3.0%
   Maryland State, Department of
      Transportation, Port Administration
      Facilities Project, AMT, COP, AMBAC
         5.250%, 06/15/14                                 1,335           1,418
   Maryland State, Economic
      Development Authority, Towson
      University Project, Ser A, RB
      Callable 07/01/17 @ 100
         5.250%, 07/01/37                                 2,000           1,742
         5.000%, 07/01/39                                   635             526
   Maryland State, GO
         5.000%, 08/01/16                                 3,825           4,132
         5.000%, 03/15/17                                 3,000           3,223
   Maryland State, GO
      Callable 03/15/17 @ 100
         5.000%, 03/15/19                                 5,040           5,290
   Maryland State, State & Local Facilities
      Authority, Capital Improvements
      Project, Ser A, GO
         5.500%, 03/01/14                                 2,195           2,427
         5.500%, 08/01/14                                 4,000           4,443
   Maryland State, State & Local Facilities
      Authority, Ser 2, GO
         5.000%, 08/01/14                                 4,000           4,330
   Maryland State, State & Local Facilities
      Authority, Ser 2nd, GO
         5.000%, 08/01/16                                 3,925           4,240
   Maryland State, Transportation
      Authority, Grant Project, RB
         5.000%, 03/01/16                                 2,600           2,780
                                                                  --------------
                                                                         34,551
                                                                  --------------
MASSACHUSETTS -- 5.7%
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
         5.500%, 03/01/12                                 3,300           3,480

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts Bay, Transportation
      Authority, Ser A, RB
         5.000%, 07/01/19                         $       5,000   $       5,224
   Massachusetts State, Construction
      Loan, Ser A, GO
         5.250%, 08/01/13                                 3,235           3,498
   Massachusetts State, Construction
      Loan, Ser C, GO, AMBAC (A)
         5.000%, 08/01/10                                   190             199
   Massachusetts State, Development
      Finance Agency, Biomedical
      Research Project, Ser C, RB
      Callable 08/01/10 @ 101
         6.000%, 08/01/11                                 1,000           1,061
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lahey Clinic Medical Center Project,
      Ser C, RB, FGIC
         5.000%, 08/15/14                                 2,395           2,513
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lowell General Hospital Project,
      Ser B, RB, FSA
      Callable 04/07/08 @ 102
         5.250%, 06/01/11                                 1,585           1,610
   Massachusetts State, Housing Finance
      Agency, Ser D, AMT, RB (B) (C)
      Callable 12/01/09 @ 100
         3.900%, 12/01/09                                 2,000           2,018
   Massachusetts State, Municipal
      Wholesale Electric Project No 6-A,
      RB, MBIA
         5.500%, 07/01/09                                 4,000           4,113
   Massachusetts State, Ser A, GO
         5.250%, 08/01/15                                 5,000           5,430
   Massachusetts State, Ser C, GO, FSA
         5.500%, 12/01/17                                 3,000           3,314
   Massachusetts State, Ser D, GO (D)
      Pre-Refunded @ 100
         4.750%, 08/01/24                                 5,000           5,262
         4.750%, 08/01/25                                 2,000           2,105
   Massachusetts State, Ser E, GO,
      AMBAC (D)
      Pre-Refunded @ 100
         5.000%, 11/01/23                                 3,000           3,227
   Massachusetts State, Special
      Obligation, Federal Highway Project,
      Ser A, FSA
         5.000%, 12/15/14                                10,000          10,661
   Massachusetts State, Special
      Obligation, Ser A, GAN, FSA
         5.000%, 12/15/13                                 4,000           4,260


--------------------------------------------------------------------------------
30                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Water Pollution
      Abatement, Ser 1, RB
         5.000%, 08/01/15                         $       2,770   $       2,988
         5.000%, 08/01/16                                 2,250           2,423
   Massachusetts State, Water Resources
      Authority, Ser A, RB, FGIC (A)
         6.125%, 08/01/11                                 1,500           1,640
                                                                  --------------
                                                                         65,026
                                                                  --------------
MICHIGAN -- 2.7%
   Chippewa Valley, School District,
      GO, FSA
      Callable 11/01/16 @ 100
         4.500%, 05/01/22                                 1,735           1,652
   Detroit, Sewer & Disposal Authority,
      Ser A, RB, FSA (D)
      Pre-Refunded @ 100
         5.000%, 07/01/28                                 5,000           5,356
   Detroit, Water Supply Systems
      Authority, Ser B, RB, MBIA (D)
      Pre-Refunded @ 100
         5.000%, 07/01/34                                 2,435           2,608
   Kent, Hospital Finance Authority,
      Spectrum Health Project, Ser B, RB
         5.000%, 07/15/11                                 4,250           4,409
   Michigan State, Environmental
      Protection Program, GO
         6.250%, 11/01/12                                 3,000           3,204
   Wayne Charter County, Detroit Metro
      Project, Ser A, AMT, RB, MBIA
      Callable 12/01/08 @ 101
         5.250%, 12/01/11                                 9,645           9,852
   Wayne County, Airport Authority, Detroit
      Metropolitan Airport Project, AMT,
      RB, FGIC
         5.000%, 12/01/15                                 3,560           3,666
                                                                  --------------
                                                                         30,747
                                                                  --------------
MINNESOTA -- 0.9%
   Minneapolis & St. Paul, Ser B, RB,
      FGIC
      Callable 01/01/17 @ 100
         5.000%, 01/01/18                                 4,000           4,097
   Minnesota State, GO
         5.000%, 11/01/11                                 3,800           4,054
         5.000%, 06/01/14                                 1,400           1,512
   Minnesota State, RB
      Callable 06/01/10 @ 100
         5.875%, 06/01/27                                   920             951
                                                                  --------------
                                                                         10,614
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MISSISSIPPI -- 0.0%
   Mississippi State, Single-Family
      Housing Authority, Ser D, Cl 6,
      RB (B)
      Callable 04/07/08 @ 105
         6.650%, 07/01/12                         $         280   $         282
                                                                  --------------
MISSOURI -- 0.9%
   Gravois Bluffs, Transportation
      Development Authority, RB
      Callable 05/01/15 @ 100
         4.750%, 05/01/32                                 1,500           1,231
   Missouri State, Development Finance
      Board, Crackerneck Creek Project,
      Ser C, RB
      Callable 03/01/16 @ 100
         5.000%, 03/01/28                                 2,000           1,739
   Missouri State, Development Finance
      Board, Crackerneck Creek Project,
      Ser C, TA
      Callable 03/01/14 @ 100
         5.000%, 03/01/26                                 1,000             881
   Missouri State, Joint Municipal Electric
      Utility Commission, Iatan 2 Project,
      Ser A, RB, AMBAC
         5.000%, 01/01/15                                 2,000           2,133
   St. Louis, Lambert International Airport,
      Ser A, RB, FSA
         5.000%, 07/01/14                                 4,000           4,263
                                                                  --------------
                                                                         10,247
                                                                  --------------
MONTANA -- 0.4%
   Montana State, Department of
      Transportation Authority, RB, MBIA
      Callable 06/01/15 @ 100
         5.250%, 06/01/16                                 4,250           4,575
                                                                  --------------
NEBRASKA -- 0.3%
   Central Plains, Energy Project,
      Ser A, RB
         5.250%, 12/01/21                                 3,750           3,657
                                                                  --------------
NEVADA -- 0.3%
   Clark County, Airport Authority, Sub
      Lien, Ser A-1, AMT, RB, AMBAC
      Callable 07/01/17 @ 100
         5.000%, 07/01/19                                 1,000             992
   Henderson, Local Improvements
      Districts, SPA
      Callable 09/01/08 @ 103
         5.300%, 09/01/35                                 3,000           2,169
                                                                  --------------
                                                                          3,161
                                                                  --------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 31

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NEW JERSEY -- 4.3%
   Gloucester County, Solid Waste
      Improvement Authority, Waste
      Management Project, Ser A, RB (B)
         6.850%, 12/01/29                         $       2,000   $       2,098
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser I, RB
         5.500%, 09/01/15                                 3,110           3,420
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser O, RB
         5.000%, 03/01/13                                 4,000           4,259
   New Jersey State, Educational Facilities
      Authority, Higher Education Capital
      Improvements Project, Ser B, RB
         5.750%, 09/01/10                                 4,220           4,466
   New Jersey State, Equipment Lease
      Purchase, Ser A, COP
         5.000%, 06/15/14                                 2,500           2,659
   New Jersey State, Ser K, GO
         5.125%, 07/15/18                                 6,500           6,933
   New Jersey State, Tobacco Settlement
      Financing Authority, RB (D)
      Pre-Refunded @ 100
         6.750%, 06/01/39                                 2,645           3,046
   New Jersey State, Transportation Trust
      Fund Authority, RB, AMBAC
         5.250%, 12/15/22                                 5,000           5,118
   New Jersey State, Transportation Trust
      Fund Authority, Transportation
      Systems Project, Ser A, RB
         5.250%, 12/15/20                                 7,250           7,587
   New Jersey State, Transportation Trust
      Fund Authority, Transportation
      Systems Project, Ser A, RB, AMBAC
         5.500%, 12/15/15                                 2,750           3,004
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser C, RB (D)
      Pre-Refunded @ 100
         5.500%, 06/15/13                                 2,500           2,730
   Tobacco Settlement, Financing
      Authority, RB (A)
         5.500%, 06/01/11                                 2,000           2,145
   Tobacco Settlement, Financing
      Authority, Ser 1A, RB
      Callable 06/01/17 @ 100
         4.500%, 06/01/23                                 1,620           1,440
                                                                  --------------
                                                                         48,905
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NEW MEXICO -- 0.5%
   Jicarilla, Apache Nation Reservation,
      Ser A, RB
         5.000%, 09/01/11                         $       1,000   $       1,045
         5.000%, 09/01/13                                 3,200           3,351
   New Mexico State, Mortgage Finance
      Authority, Single-Family Mortgage
      Program, Ser D-2, AMT, RB
      Callable 07/01/08 @ 102
         6.000%, 01/01/29                                 1,775           1,798
                                                                  --------------
                                                                          6,194
                                                                  --------------
NEW YORK -- 7.4%
   Dutchess County, Industrial
      Development Agency, IBM Project,
      AMT, RB (B)
      Callable 12/01/09 @ 100
         5.450%, 12/01/29                                 5,500           5,703
   Metropolitan New York, Transportation
      Authority, Ser A, RB
         5.000%, 11/15/18                                 2,500           2,577
   Metropolitan New York, Transportation
      Authority, Ser C, RB
         5.000%, 11/15/12                                 2,930           3,108
   Metropolitan New York, Transportation
      Authority, Ser G, RB (B) (E)
      Callable 03/07/08 @ 100
         3.860%, 11/01/26                                   400             400
   New York City Transitional Finance
      Authority, Ser Sub B, RB
      Callable 05/01/17 @ 100
         5.000%, 11/01/18                                 2,815           2,965
   New York City, Industrial Development
      Agency, Terminal One Group
      Association Project, AMT, RB
         5.500%, 01/01/14                                 2,000           2,092
   New York City, Municipal Water
      Finance Authority, Ser F-2, RB (B)
      Callable 03/17/08 @ 100
         3.840%, 06/15/35                                 1,000           1,000
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser C, RB (B)
      Callable 03/17/08 @ 100
         3.540%, 06/15/33                                   400             400
   New York City, Ser B, GO
         5.500%, 08/01/11                                 2,000           2,138
         5.250%, 08/01/11                                 2,000           2,122
   New York City, Ser D, GO
      Callable 11/01/14 @ 100
         5.000%, 11/01/34                                 3,000           2,786


--------------------------------------------------------------------------------
32                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Ser G, GO
         5.000%, 08/01/13                         $       2,500   $       2,653
   New York City, Ser H, GO, FGIC
      Callable 08/01/14 @ 100
         5.000%, 08/01/15                                 3,500           3,678
   New York City, Ser I, GO
         5.000%, 08/01/13                                 2,000           2,122
   New York City, Ser K, GO
      Callable 08/01/15 @ 100
         5.000%, 08/01/21                                 5,000           4,995
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Ser A, RB (B) (C)
      Callable 11/01/11 @ 100
         5.500%, 11/01/11                                 3,250           3,471
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Ser C, RB (A)
         5.500%, 02/01/09                                   150             154
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Ser C, RB
         5.500%, 02/01/09                                   700             720
   New York State, Dormitory Authority,
      Department of Health Project, RB
         5.250%, 07/01/10                                 3,040           3,196
   New York State, Dormitory Authority,
      Ser B, RB (B)
      Callable 05/15/12 @ 100
         5.250%, 11/15/23                                 7,500           7,959
   New York State, Dormitory Authority,
      Ser B, RB, XLCA (B)
         5.250%, 07/01/32                                 4,275           4,508
   New York State, Dormitory Authority,
      State University Educational
      Facilities, Ser A, RB, MBIA
         5.500%, 05/15/13                                 8,125           8,754
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB
         5.750%, 06/15/12                                   190             209
   New York State, Mortgage Agency,
      Homeowner Mortgage Project,
      Ser 87, RB
      Callable 09/01/09 @ 100
         5.150%, 04/01/17                                 1,345           1,364
   New York State, Thruway Authority,
      Ser B, RB, AMBAC
         5.250%, 04/01/13                                 4,050           4,357
   New York State, Tobacco Settlement
      Financing, Ser A-1, RB
      Callable 03/24/08 @ 100
         5.250%, 06/01/12                                    55              55

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Urban Development
      Authority, Capital Correctional
      Facilities Project, Ser A, RB, FSA
         6.500%, 01/01/10                         $       4,135   $       4,407
   New York State, Urban Development
      Authority, Ser A, RB
         5.000%, 01/01/17                                 1,175           1,222
   Port Authority of New York & New
      Jersey, Ser 131st, AMT, RB
      Callable 06/15/13 @ 101
         5.000%, 12/15/13                                 1,550           1,636
   Tobacco Settlement, Financing
      Authority, RB
      Callable 06/01/13 @ 100
         5.500%, 06/01/20                                 1,615           1,670
   TSASC, Ser 1, RB (D)
      Pre-Refunded @ 100
         5.750%, 07/15/15                                 2,520           2,629
                                                                  --------------
                                                                         85,050
                                                                  --------------
NORTH CAROLINA -- 1.5%
   North Carolina State, Medical Care
      Commission, First Mortgage-
      Presbyterian Homes Project, RB
      Callable 10/01/16 @ 100
         5.500%, 10/01/31                                 2,360           2,132
   North Carolina State, Medical Care
      Commission, Novant Health
      Obligation Group Project, Ser A, RB
         5.000%, 11/01/13                                 3,500           3,650
   North Carolina State, Municipal Power
      Agency, Ser A, RB, MBIA
         5.750%, 01/01/09                                 6,850           7,013
   North Carolina State, Ser A, GO
         5.000%, 06/01/14                                 2,400           2,595
   Raleigh-Durham, Airport Authority,
      AMT, RB, FGIC
      Callable 05/01/17 @ 100
         5.000%, 05/01/18                                 2,000           2,020
                                                                  --------------
                                                                         17,410
                                                                  --------------
NORTH DAKOTA -- 0.2%
   Grand Forks, Hospital Facilities
      Authority, RB (B) (E)
      Callable 03/07/08 @ 100
         3.950%, 12/01/16                                 1,150           1,150
   Grand Forks, Hospital Facilities
      Authority, Ser A, RB (B) (E)
      Callable 03/07/08 @ 100
         3.950%, 12/01/25                                   900             900


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 33

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Williams County, Sales Tax, RB
      Callable 11/01/14 @ 100
         5.000%, 11/01/31                         $       1,000   $         841
                                                                  --------------
                                                                          2,891
                                                                  --------------
OHIO -- 2.8%
   Buckeye, Tobacco Settlement
      Financing Authority, Ser A-2, RB
      Callable 06/01/17 @ 100
         6.500%, 06/01/47                                 4,505           4,499
         5.125%, 06/01/24                                10,500           9,778
   Columbus, School District, GO,
      FSA (D)
      Pre-Refunded @ 100
         5.250%, 12/01/22                                 3,000           3,288
   Erie County, Hospital Facilities
      Authority, Firelands Regional
      Medical Center, Ser A, RB
         5.500%, 08/15/10                                 1,000           1,036
   Lakewood, Hospital Improvements
      Authority, Lakewood Hospital
      Association Project, RB
         5.500%, 02/15/13                                 2,500           2,618
   Lorain County, Hospital Facilities
      Authority, Ser A, RB, FSA (B)
         8.390%, 02/01/29                                 1,000           1,000
   Ohio State, Conservation Projects,
      Ser A, GO
         5.000%, 09/01/15                                 1,985           2,136
   Ohio State, GO
         6.100%, 08/01/12                                 2,000           2,225
   Ohio State, Higher Education Facilities
      Authority, Case Weston Reserve
      University Project, RB
         6.250%, 10/01/18                                 1,000           1,142
   Ohio State, Ser A, GO
         5.000%, 06/15/13                                 4,480           4,801
                                                                  --------------
                                                                         32,523
                                                                  --------------
OKLAHOMA -- 0.3%
   Norman, Regional Hospital Authority,
      Refunding and Improvements
      Project, RB, Radian Insured
         5.250%, 09/01/15                                 1,725           1,813
   Tulsa, Industrial Development Authority,
      University of Tulsa Project, RB
      Callable 10/01/16 @ 100
         5.000%, 10/01/37                                 1,850           1,597
                                                                  --------------
                                                                          3,410
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
OREGON -- 0.6%
   Oregon State, Department of
      Transportation, Ser A, RB (D)
      Pre-Refunded @ 100
         5.250%, 11/15/16                         $       5,900   $       6,463
                                                                  --------------
PENNSYLVANIA -- 5.5%
   Allegheny County, Industrial
      Development Authority, UTD Jewish
      Federation Project, Ser B,
      RB (B) (E)
      Callable 03/07/08 @ 100
         3.970%, 10/01/25                                   600             600
   Delaware Valley, Regional Financial
      Authority, RB
         5.750%, 07/01/17                                 3,000           3,252
   Delaware Valley, Regional Finance
      Authority, RB
         5.500%, 07/01/12                                 5,925           6,250
   Erie, Higher Education Building
      Authority, Mercyhurst College
      Project, Ser A, RB
      Callable 03/15/15 @ 100
         4.750%, 03/15/20                                 2,500           2,293
   Kennett, Consolidated School District,
      GO, MBIA
         5.000%, 02/15/15                                 1,000           1,065
   Lancaster County, Higher Education
      Authority, Franklin & Marshall
      College Project, RB
      Callable 04/15/16 @ 100
         5.000%, 04/15/24                                 2,525           2,430
   Lancaster County, Hospital Authority,
      Health Systems Project, Ser B, RB
      Callable 03/15/17 @ 100
         5.000%, 03/15/21                                 2,510           2,465
   Montgomery County, Higher Education
      & Health Authority, Abington
      Memorial Hospital Project,
      Ser A, RB
      Callable 06/01/12 @ 101
         5.125%, 06/01/32                                 3,000           2,673
   Montgomery County, Higher Education
      & Health Authority, Abington
      Memorial Hospital Project,
      Ser A, RB, AMBAC
         5.000%, 06/01/08                                 1,000           1,005
   Pennsylvania State, Economic
      Development Financing Authority,
      Colver Project, Ser F, AMT, RB,
      AMBAC
         5.000%, 12/01/14                                 4,000           4,186


--------------------------------------------------------------------------------
34                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Economic
      Development Financing Authority,
      AMT, RB (B)
      Callable 01/15/09 @ 100
         4.000%, 01/15/42                         $       7,000   $       7,010
   Pennsylvania State, GO
         5.500%, 01/01/14                                 2,500           2,741
   Pennsylvania State, GO, FSA
         5.375%, 07/01/17                                 4,200           4,618
         5.375%, 07/01/18                                 2,500           2,737
   Pennsylvania State, Higher Educational
      Facilities Authority, Allegheny
      Delaware Valley Obligations Project,
      Ser A, RB, MBIA
         5.500%, 11/15/08                                 1,000           1,020
   Pennsylvania State, Higher Educational
      Facilties Authority, Waynesburg
      College, Ser J4, RB (B) (E)
         3.300%, 05/01/32                                 3,600           3,627
   Pennsylvania State, Ser A, GO
         5.000%, 08/01/15                                 5,000           5,371
   Philadelphia, Airport Authority, Ser A,
      AMT, RB, FSA
         5.000%, 06/15/14                                 3,650           3,805
   Philadelphia, Airport Authority, Ser B,
      AMT, RB, FSA
         5.000%, 06/15/14                                 2,500           2,606
   Sayre, Healthcare Facilities, Guthrie
      Health Project, Ser A, RB
         6.000%, 12/01/11                                 3,420           3,652
   Westmoreland County, Municipal
      Authority, Special Obligation (A)
         9.125%, 07/01/10                                    30              31
                                                                  --------------
                                                                         63,437
                                                                  --------------
PUERTO RICO -- 6.5%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser TT, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/18                                 2,500           2,524
   Puerto Rico Commonwealth,
      Government Development Bank
      Authority, Ser B, RB
         5.000%, 12/01/11                                 3,000           3,124
         5.000%, 12/01/13                                 1,000           1,039
   Puerto Rico Commonwealth,
      Government Development Bank,
      Ser C, AMT, RB
         5.250%, 01/01/15                                 1,725           1,774

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser M, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/21                         $       4,120   $       3,987
         5.000%, 07/01/22                                 3,220           3,067
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB (B)
      Callable 07/01/12 @ 100
         5.000%, 07/01/28                                 7,000           7,155
   Puerto Rico Commonwealth, Public
      Buildings Authority, Ser C, RB
         5.500%, 07/01/12                                 1,995           2,105
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project,
      Ser A, RB (B) (E)
      Callable 02/01/12 @ 100
         5.750%, 08/01/27                                27,365          28,596
   Puerto Rico Commonwealth, Public
      Improvements Project,
      Ser C, GO (B)
         6.000%, 07/01/13                                 5,000           5,032
   Puerto Rico Commonwealth,
      Ser A, GO
         5.500%, 07/01/18                                 2,200           2,275
         5.250%, 07/01/15                                 2,200           2,287
   Puerto Rico Commonwealth,
      Ser A, GO (B)
      Callable 07/01/13 @ 100
         5.250%, 07/01/22                                 4,725           4,659
         5.250%, 07/01/30                                   765             726
         5.000%, 07/01/30                                 1,500           1,533
   Puerto Rico Commonwealth,
      Ser A, GO (D)
      Pre-Refunded @ 100
         5.250%, 07/01/30                                 1,235           1,352
   Puerto Rico Public Buildings Authority,
      Ser C, RB (A)
         5.500%, 07/01/12                                     5               6
   University of Puerto Rico, University
      Systems Project, Ser Q, RB
      Callable 06/01/16 @ 100
         5.000%, 06/01/21                                 3,855           3,699
                                                                  --------------
                                                                         74,940
                                                                  --------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 35

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
RHODE ISLAND -- 0.3%
   Rhode Island State, Health &
      Educational Building, Providence
      Public Schools Financing
      Project, Ser A, RB, FSA
         5.000%, 05/15/15                         $       2,215   $       2,381
   Rhode Island State, Housing &
      Mortgage Finance Authority,
      Homeownership Opportunity
      Project, Ser 25A, RB
      Callable 04/07/08 @ 102
         4.950%, 10/01/16                                   735             734
                                                                  --------------
                                                                          3,115
                                                                  --------------
SOUTH CAROLINA -- 1.6%
   Charleston County, Educational
      Excellence Finance Authority, School
      District Project, RB
      Callable 12/01/14 @ 100
         5.000%, 12/01/16                                 3,000           3,113
   Greenville County, School District,
      Building Equity Sooner Project, RB
         5.500%, 12/01/17                                 4,000           4,332
   Piedmont, Municipal Power Agency,
      South Carolina Electric, Ser A,
      RB, FGIC
         6.500%, 01/01/16                                   800             919
   Piedmont, Municipal Power Agency,
      South Carolina Electric, Ser A,
      RB, FGIC (A)
         6.500%, 01/01/16                                 1,020           1,196
   South Carolina State, Hospital Facilities
      Authority, Medical University
      Project, RB (D)
      Pre-Refunded @ 101
         5.625%, 07/01/11                                 2,885           3,028
   South Carolina State, Jobs-Economic
      Development Authority,
      Ser A, RB (D)
      Pre-Refunded @ 100
         5.625%, 11/15/30                                   295             323
   South Carolina State, Jobs-Economic
      Development Authority, Ser B, RB
      Callable 11/15/12 @ 100
         5.625%, 11/15/30                                 1,105           1,059
   South Carolina State, Transportation
      Infrastructure Bank, Ser A, RB,
      AMBAC
      Callable 10/01/13 @ 100
         5.000%, 10/01/33                                 4,200           3,980
                                                                  --------------
                                                                         17,950
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
SOUTH DAKOTA -- 0.0%
   South Dakota State, Health &
      Educational Facilities Authority,
      Prairie Healthcare Project, RB,
      ACA Insured
         5.200%, 04/01/08                         $         235   $         235
                                                                  --------------
TENNESSEE -- 2.6%
   Clarksville, Natural Gas Acquisition,
      RB
         5.000%, 12/15/15                                 2,000           1,928
   Hendersonville, Industrial
      Development Authority,
      Ashford 83 Association, RB
      Callable 04/07/08 @ 101
         5.950%, 12/15/08                                   210             212
   Metropolitan Government Nashville &
      Davidson Counties, Cab Converter,
      RB, FGIC
         7.700%, 01/01/12                                 5,000           5,495
   Shelby County, Health Educational &
      Housing Facilities Authority, Baptist
      Memorial Healthcare, Ser A, RB (B)
         5.000%, 09/01/20                                 8,200           8,220
   Tennessee State, Energy Acquisition
      Authority, Ser C, RB
         5.000%, 02/01/18                                 5,000           4,885
   Tennessee State, Energy Acquisition
      Project, Ser A, RB
         5.000%, 09/01/16                                 6,000           5,967
   Tennessee State, Energy Acquisition
      Project, Ser C, RB
         5.000%, 02/01/14                                 3,170           3,201
                                                                  --------------
                                                                         29,908
                                                                  --------------
TEXAS -- 10.4%
   Austin, Independent School District,
      GO
         5.250%, 08/01/15                                 3,000           3,272
   Austin, Utility Systems, RB, AMBAC
         6.750%, 11/15/12                                 5,000           5,674
   Carrollton, Farmers Branch
      Independent School District, GO
      Callable 02/15/09 @ 100
         5.750%, 02/15/10                                 1,605           1,649
   Clear Creek Island, Independent
      School District, Ser A, GO
         5.000%, 02/15/17                                 1,885           2,007
   Corpus Christi, Utility Systems
      Improvement Authority, RB
      Callable 07/15/16 @ 100
         4.500%, 07/15/23                                 2,000           1,829


--------------------------------------------------------------------------------
36                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Dallas, Area Rapid Transit Authority,
      Senior Lien, Ser Senior Lien, RB,
      AMBAC
      Callable 12/01/16 @ 100
         4.500%, 12/01/24                         $       1,520   $       1,367
   Dallas, Waterworks & Sewer Authority,
      Unrefunded Balance Project,
      RB, FSA
      Callable 10/01/09 @ 100
         5.000%, 10/01/24                                 5,000           4,955
   Dallas-Fort Worth, International Airport
      Facilities Authority, Ser A, AMT,
      RB, XLCA
      Callable 11/01/09 @ 100
         5.000%, 11/01/12                                 3,000           3,043
   Fort Worth, Independent School
      District, GO
         5.000%, 02/15/15                                 2,000           2,144
   Frisco, Independent School District,
      School Building Project, GO
      Callable 08/15/17 @ 100
         4.500%, 08/15/23                                 2,210           2,064
   Harris County, Flood Control District,
      Ser A, GO
         5.250%, 10/01/18                                 3,000           3,224
   Harris County, GO (A)
         6.000%, 12/15/11                                 3,895           4,283
   Harris County, Health Facilities
      Development Authority, Memorial
      Hospital Systems Project, Ser A,
      RB, MBIA
         6.000%, 06/01/09                                 1,825           1,897
   Harris County, Health Facilities
      Development, Christus Health
      Project, RB, MBIA (A)
         5.375%, 07/01/08                                   485             489
   Harris County, Health Facilities
      Development, Christus Health
      Project, Ser A, RB, MBIA
         5.375%, 07/01/08                                 3,360           3,385
   Houston, Airport Systems Authority,
      Sub Lien, Ser A, AMT, RB, FSA
         6.000%, 07/01/09                                 5,000           5,169
   Houston, Community College,
      Northline Mall Campus Project,
      RB, AMBAC
      Callable 04/15/17 @ 100
         4.500%, 04/15/24                                 1,000             907
   Houston, GO, MBIA
      Callable 03/01/12 @ 100
         5.000%, 03/01/25                                 4,005           3,991

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Houston, Hotel Occupancy Tax &
      Special Revenue, Convention &
      Entertainment Project, Ser B, RB,
      AMBAC (F)
         5.500%, 09/01/09                         $       2,500   $       2,597
         5.210%, 09/01/15                                 5,500           3,918
   Houston, Ser A, RB, FSA
         5.250%, 11/15/17                                 1,775           1,922
   Houston, Ser C, GO
         7.000%, 03/01/08                                 1,310           1,310
   Humble Island, Independent School
      District, Ser A, GO
         5.250%, 02/15/14                                 2,635           2,860
   North East, Independent School
      District, School Building Project,
      Ser A, GO
      Callable 08/01/17 @ 100
         5.000%, 08/01/23                                 5,000           5,030
   North East, Independent School
      District, School Building Project,
      Ser A, GO
         5.000%, 08/01/16                                 2,000           2,144
   Pasadena, Independent School District,
      School Building Project, GO
         5.000%, 02/15/16                                 1,000           1,070
         5.000%, 02/15/17                                 1,000           1,064
   Red River, Education Finance
      Authority, Texas Christian University
      Project, RB
      Callable 03/15/16 @ 100
         4.375%, 03/15/23                                 1,000             868
   San Antonio, Airport Systems Authority,
      Ser 2003, AMT, RB, FSA
         6.000%, 07/01/12                                 2,045           2,223
   San Antonio, Electric & Gas Authority,
      Ser 2000, RB (A)
         5.750%, 02/01/11                                 1,540           1,602
   San Antonio, Electric & Gas Authority,
      Ser A, RB
         5.000%, 02/01/14                                 4,015           4,292
   Tarrant, Regional Water District, RB,
      FSA
         5.000%, 03/01/11                                 2,000           2,110
   Texas State, A&M University, RB
         5.000%, 05/15/12                                 4,555           4,847
         5.000%, 05/15/13                                 4,710           5,036
   Texas State, Alliance Airport Authority,
      FedEx Corporation Project, AMT, RB
      Callable 04/01/16 @ 100
         4.850%, 04/01/21                                 4,000           3,547


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 37

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Concluded)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Texas State, College Student Loan
      Project, Ser B, AMT, GO
         5.000%, 08/01/18                         $       3,135   $       3,230
   Texas State, GO
      Callable 04/01/18 @ 100
         5.000%, 04/01/19                                 4,735           4,917
   Texas State, Municipal Power Agency,
      RB, MBIA (A) (F)
         4.080%, 09/01/16                                    25              17
   Texas State, Public Finance Authority,
      Ser A, GO
      Callable 10/01/16 @ 100
         5.000%, 10/01/24                                 1,500           1,483
   Texas State, Transportation
      Commission Authority, Highway
      First Tier, Ser A, RB
      Callable 04/01/16 @ 100
         5.000%, 04/01/17                                 3,000           3,169
   Texas State, Transportation
      Commission Authority, Mobility
      Fund, Ser A, GO
      Callable 04/01/17 @ 100
         5.000%, 04/01/22                                 1,600           1,612
   Texas State, Transportation
      Commission Authority, RB
      Callable 04/01/16 @ 100
         5.000%, 04/01/18                                 2,300           2,413
         5.000%, 04/01/26                                 4,000           3,893
                                                                  --------------
                                                                        118,523
                                                                  --------------
UTAH -- 0.8%
   Salt Lake County, Hospital Authority,
      IHC Health Services Project,
      RB, AMBAC
         5.500%, 05/15/09                                 1,000           1,031
   Utah State, Intermountain Power
      Agency Power Supply, Ser A,
      RB, MBIA
         6.000%, 07/01/08                                 6,000           6,058
   Utah State, Ser A, GO (D)
      Pre-Refunded @ 100
         5.000%, 07/01/15                                 1,500           1,607
                                                                  --------------
                                                                          8,696
                                                                  --------------
VERMONT -- 0.2%
   Vermont State, Housing Finance
      Agency, Housing Project, Ser 23,
      AMT, RB, FSA
      Callable 11/01/14 @ 100
         5.000%, 05/01/34                                 1,825           1,862
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
VIRGINIA -- 2.7%
   Charles City County, Industrial
      Development Authority, Waste
      Management Project, AMT, RB
         4.875%, 02/01/09                         $       5,250   $       5,303
   Chesapeake, Economic Development
      Authority, RB (B)
         3.600%, 02/01/32                                 1,400           1,338
   Fairfax County, Economic
      Development Authority, Ser A,
      AMT, RB, AMBAC
         6.100%, 02/01/11                                 5,000           5,349
   Fairfax County, Refunding & Public
      Improvements Project, Ser A, GO
         5.250%, 04/01/14                                 7,425           8,117
   King George County, Industrial
      Development Authority, Waste
      Management Project, Ser A,
      AMT, RB
         4.100%, 06/01/23                                 1,685           1,689
   Suffolk County, Industrial Development
      Authority, First Mortgage-Lake
      Prince Center Project, RB
      Callable 09/01/16 @ 100
         5.300%, 09/01/31                                   500             422
   University of Virginia, Ser B, RB
      Callable 06/01/13 @ 100
         5.000%, 06/01/20                                 1,500           1,535
         5.000%, 06/01/21                                 1,500           1,528
   Virginia State, Housing Development
      Authority, Ser Sub A, AMT, RB
         4.400%, 01/01/14                                 1,950           1,903
         4.300%, 07/01/13                                 1,875           1,861
   Virginia State, Tobacco Settlement
      Financing, Ser B-1, RB
      Callable 06/01/17 @ 100
         5.000%, 06/01/47                                 1,875           1,481
                                                                  --------------
                                                                         30,526
                                                                  --------------
WASHINGTON -- 4.3%
   Clark County, Public Utility District
      Authority, RB, FSA
      Callable 01/01/10 @ 100
         5.625%, 01/01/11                                 1,500           1,566
   King County, Public Hospital District
      No. 2, Refunding & Improvement -
      Evergreen Healthcare, GO, MBIA
      Callable 12/01/16 @ 100
         5.000%, 12/01/21                                 1,910           1,906
   Port of Seattle, Ser A, RB, FGIC
      Callable 10/01/11 @ 100
         5.000%, 04/01/31                                 4,000           3,821


--------------------------------------------------------------------------------
38                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Energy Northwest,
      Columbia Generating Project,
      Ser A, RB
         5.500%, 07/01/15                         $       2,000   $       2,197
   Washington State, Energy Northwest,
      Columbia Station Project, Ser A, RB
         5.000%, 07/01/20                                 5,000           5,106
   Washington State, Energy Northwest,
      Electric Authority, Ser A, RB
         5.000%, 07/01/14                                 2,120           2,265
   Washington State, Energy Northwest,
      Refunding Project, Ser C, RB
         5.000%, 07/01/15                                 2,250           2,400
   Washington State, Public Power
      Supply Systems Authority, Nuclear
      Project No. 2, Ser A, RB
      Callable 07/01/08 @ 102
         5.000%, 07/01/12                                 3,000           3,076
   Washington State, Public Power Supply
      Systems Authority, Ser B, RB (A)
         7.250%, 07/01/09                                 1,000           1,033
   Washington State, Public Power Supply
      Systems Authority, Ser B, RB
         7.250%, 07/01/09                                   120             124
   Washington State, Ser A, GO
         5.000%, 07/01/16                                 4,740           5,059
   Washington State, Ser B, GO
      Callable 01/01/09 @ 100
         5.000%, 01/01/20                                 4,300           4,322
   Washington State, Ser B &
      Ser AT-7, GO
         6.250%, 06/01/10                                 4,550           4,881
   Washington State, Tobacco Settlement
      Authority, RB
         6.250%, 06/01/11                                 4,000           4,218
   Washington State, Tobacco Settlement
      Authority, RB
      Callable 06/01/13 @ 100
         6.500%, 06/01/26                                 7,275           7,459
                                                                  --------------
                                                                         49,433
                                                                  --------------
WISCONSIN -- 0.1%
   Badger, Tobacco Asset Securitization,
      RB
      Callable 06/01/12 @ 100
         6.125%, 06/01/27                                   420             420
   Wisconsin State, Housing & Economic
      Development Authority, Ser E,
      AMT, RB
      Callable 07/01/10 @ 100
         5.750%, 09/01/27                                 1,040           1,060
                                                                  --------------
                                                                          1,480
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
WYOMING -- 0.1%
   Wyoming State, Community
      Development Authority, Ser 6,
      AMT, RB
         5.500%, 12/01/17                         $       1,550   $       1,636
                                                                  --------------
Total Municipal Bonds
   (Cost $1,146,756) ($ Thousands)                                    1,128,575
                                                                  --------------
TAX EXEMPT CORPORATE BOND -- 0.5%

CALIFORNIA -- 0.5%
   San Manuel Entertainment
      Callable 12/01/13 @ 102
         4.500%, 12/01/16                                 6,000           5,659
                                                                  --------------
Total Tax Exempt Corporate Bond
   (Cost $5,956) ($ Thousands)                                            5,659
                                                                  --------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 3.61% (G)                    329,037             329
                                                                  --------------
Total Cash Equivalent
   (Cost $329) ($ Thousands)                                                329
                                                                  --------------
Total Investments -- 99.1%
   (Cost $1,153,041) ($ Thousands)                                $   1,134,563
                                                                  ==============

Percentages are based on Net Assets of $1,145,205 ($ Thousands).

(A)   Security is escrowed to maturity.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)   Step Up/Down

(D) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F)   The rate reported is the effective yield at time of purchase.

(G)   The rate reported is a 7-day effective yield.

ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation
AMT -- Alternative Minimum Tax (subject to)
CIFG -- CDC IXIS Financial Guaranty
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Investors Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 39

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

February 29, 2008

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Healthcare                                                                 16.9%
Education                                                                  15.6%
General Obligations                                                        13.4%
Utilities                                                                  11.1%
Industrial Development                                                     10.3%
General Revenue                                                             8.8%
Power                                                                       8.3%
Transportation                                                              5.3%
Housing                                                                     4.7%
Public Facilities                                                           2.3%
Nursing Homes                                                               1.5%
Water                                                                       0.6%
Equipment                                                                   0.6%
Pollution Control                                                           0.6%
Short Term Investment                                                       0.0%

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.6%

ALABAMA -- 0.5%
   Jefferson County, Sewer Authority,
      Capital Improvement Warrants,
      Ser A, RB, FGIC (A)
      Pre-Refunded @ 101
         5.125%, 02/01/29                         $       1,400   $       1,446
                                                                  --------------
ALASKA -- 1.9%
   Alaska, Industrial Development &
      Export Authority, Providence Health
      Systems Project, RB
         5.000%, 10/01/09                                 1,000           1,034
   Anchorage, Correctional Facility, RB,
      FSA (A)
      Pre-Refunded @ 100
         6.000%, 02/01/16                                 3,830           4,057
   Anchorage, Ice Rink Authority, RB (A)
   Pre-Refunded @ 100
         6.375%, 01/01/20                                 1,000           1,076
                                                                  --------------
                                                                          6,167
                                                                  --------------
ARIZONA -- 0.6%
   Nogales, Wastewater Systems Project,
      Ser A, RB (B) (C)
         3.750%, 10/01/46                                 2,000           2,016
                                                                  --------------
ARKANSAS -- 0.3%
   Arkansas State, ABN AMRO Munitops
      Non-Amortized Certificate Trust,
      Ser 2006-12, RB, FGIC (C)
         4.000%, 03/01/14                                   100             100

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Arkansas State, Development Finance
      Authority, Revolving Loan Funding
      Project, Ser A, RB
         4.000%, 06/01/08                         $       1,000   $       1,003
                                                                  --------------
                                                                          1,103
                                                                  --------------
CALIFORNIA -- 5.3%
   California State, Communities
      Development Authority, Multi-Family
      Housing Project, Ser A, RB (A)
      Pre-Refunded @ 103
         6.500%, 12/01/29                                 6,800           7,362
   California State, Communities
      Development Authority, Multi-Family
      Housing Project, Ser B-1, RB (A)
      Pre-Refunded @ 103
         7.250%, 12/01/34                                   990           1,096
   California State, Ser B, GO (C)
      Callable 03/01/10 @ 100
         5.000%, 07/01/23                                 1,325           1,367
         4.000%, 07/01/23                                 1,550           1,569
   Santa Monica, Community College
      District, Election 2007 Project,
      Ser C, GO, FGIC (D)
         3.940%, 08/01/10                                 2,000           1,850
   Sulphur Springs, Union School District,
      COP, AMBAC (D)
         3.680%, 03/01/37                                 4,000           3,531
                                                                  --------------
                                                                         16,775
                                                                  --------------
COLORADO -- 3.0%
   Central Platte Valley, Metropolitan
      District, Ser A, GO (B) (C)
      Callable 06/01/08 @ 100
         5.000%, 12/01/31                                 2,000           2,059
   Colorado State, Educational & Cultural
      Facilities Authority, RB (B) (C)
         2.810%, 03/01/37                                   100             100
   Colorado State, Health Facilities
      Authority, Catholic Health Initiatives,
      RB (A)
      Pre-Refunded @ 100
         5.250%, 09/21/21                                 1,000           1,066
   Colorado State, Health Facilities
      Authority, Catholic Health Initiatives,
      RB (E)
         5.375%, 09/01/10                                 1,000           1,056
   Colorado State, Health Facilities
      Authority, RB (E)
         6.250%, 12/01/10                                 1,000           1,038


--------------------------------------------------------------------------------
40                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Denver, Health & Hospital Authority,
      Ser A, RB (A)
      Pre-Refunded @ 101
         5.375%, 12/01/08                         $       4,400   $       4,537
                                                                  --------------
                                                                          9,856
                                                                  --------------
CONNECTICUT -- 0.8%
   Connecticut State, Ser D, GO (A)
      Pre-Refunded @ 100
         5.375%, 11/15/18                                 2,325           2,527
                                                                  --------------
FLORIDA -- 5.2%
   Florida State, Municipal Power Agency
      Authority, All Requirements Power
      Supply Project, Ser A, RB, FSA
         5.000%, 10/01/09                                 3,000           3,106
   Florida State, Rural Utilities Financing
      Authority, Public Projects
      Construction, RB
      Callable 09/01/08 @ 100
         4.000%, 09/01/10                                 5,300           5,323
   Florida State, Rural Utility Financing
      Authority, RB
      Callable 02/01/09 @ 100
         4.000%, 02/01/11                                 2,500           2,515
   Highlands County, Health Facilities
      Authority, Adventist Health Systems,
      Ser G, RB
         5.000%, 11/15/12                                 1,020           1,048
   Jea, St. Johns River Power Pack
      System, Ser 1, RB
         5.000%, 10/01/10                                 2,110           2,215
   Miami Dade County, Health Facilities
      Authority, Ser A, RB, AMBAC (E)
         4.375%, 08/15/10                                   945             974
   South Miami, Health Facilities
      Authority, Baptist Health South
      Florida Group, RB
         5.000%, 08/15/09                                 1,275           1,314
                                                                  --------------
                                                                         16,495
                                                                  --------------
GEORGIA -- 3.8%
   Floyd County, GO
         5.000%, 01/01/10                                 1,625           1,689
   Georgia State, Main Street Natural Gas
      Incorporated, Ser B, RB
         5.000%, 03/15/09                                 3,450           3,466
   Georgia State, Municipal Electric
      Authority, Ser A, RB, FSA
         5.500%, 01/01/12                                 4,700           4,965

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Marietta, Housing Authority, Essential
      Function Project, RB (B) (C)
      Callable 04/07/08 @ 103
         3.950%, 02/01/19                         $       2,000   $       2,003
                                                                  --------------
                                                                         12,123
                                                                  --------------
ILLINOIS -- 5.8%
   Chicago, Transit Authority, Federal
      Transit Administration, Sector 5307,
      RB, AMBAC
         4.000%, 06/01/09                                 2,265           2,301
   Cook County, School District No. 159,
      GO, FSA (D)
         4.080%, 12/01/10                                   930             851
   Decatur Park District, Park Project,
      Ser B, GO
         4.250%, 12/15/08                                 1,189           1,203
   Huntley Special Service Area No. 10,
      Ser A (A)
      Pre-Refunded @ 102
         6.500%, 03/01/09                                 6,608           6,981
   Illinois State, Educational Facilities
      Authority, RB (C)
         4.100%, 03/01/34                                 2,500           2,500
   McLean County, Public Building
      Commission, Capital Appreciation -
      Public Building Project, RB,
      MBIA (D)
         4.200%, 11/01/10                                 1,550           1,418
   Rock Island-Mercer Etc Counties,
      Community College District No. 503,
      Ser A, GO, AMBAC
         4.000%, 12/01/11                                 1,000           1,023
   Winnebago County, School District No.
      122, GO, FGIC
         6.550%, 06/01/12                                 2,000           2,217
                                                                  --------------
                                                                         18,494
                                                                  --------------
INDIANA -- 7.6%
   Anderson, Industrial Redevelopment
      Distribution Tax, BAN
      Callable 04/07/08 @ 100
         4.150%, 10/04/08                                 2,500           2,503
   Anderson, Redevelopment District
      Authority, BAN
      Callable 04/07/08 @ 100
         4.375%, 10/04/08                                 3,700           3,704
   Frankfort, Economic Development
      Authority, Frito-Lay Project, RB (C)
      Callable 11/01/08 @ 100
         3.700%, 11/01/14                                 1,000           1,000


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 41

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Hamilton County, BAN
      Callable 03/17/08 @ 100
         4.250%, 07/10/08                         $       3,650   $       3,668
   Noblesville, High School Building
      Project, RB, AMBAC
         4.500%, 07/10/10                                 2,410           2,491
   Plainfield, Sewer Works Authority, BAN
      Callable 03/17/08 @ 100
         4.100%, 01/01/09                                 5,000           5,019
   Zionsville, Sewer Works Authority, BAN
      Callable 03/17/08 @ 100
         4.250%, 12/15/11                                 5,725           5,740
                                                                  --------------
                                                                         24,125
                                                                  --------------
IOWA -- 3.2%
   Coralville, Urban Renewal Project,
      Ser D, BAN
      Callable 06/01/08 @ 100
         4.250%, 06/01/09                                 3,100           3,109
   Coralville, Urban Renewal Project,
      Tax Increment, Ser C, TA
         5.000%, 06/01/11                                 1,460           1,499
   Iowa State, Finance Authority, Mercy
      Medical Center Project, RB, FSA,
      MBIA (A)
      Pre-Refunded @ 101
         5.750%, 08/15/29                                 1,000           1,053
   Waterloo, Community School District,
      BAN & RAN
         4.750%, 06/01/09                                 4,300           4,397
                                                                  --------------
                                                                         10,058
                                                                  --------------
KANSAS -- 2.1%
   Gardner, Temporary Notes, Ser B, GO
      Callable 04/07/08 @ 100
         4.200%, 06/01/08                                 2,000           2,008
   Junction City, Temporary Notes,
      Ser A, GO
         5.000%, 06/01/08                                 2,000           2,010
   Kansas State, Department of
      Transportation Highway Authority,
      Ser A, RB (E)
         7.250%, 09/01/08                                 1,410           1,443
   University of Kansas, Hospital
      Authority, Refunding &
      Improvement, Health Systems
      Project, RB
         5.000%, 09/01/09                                   580             595
         5.000%, 09/01/10                                   750             777
                                                                  --------------
                                                                          6,833
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
KENTUCKY -- 0.5%
   Lexington-Fayette Urban County,
      Government Housing Authority,
      Richmond Place Project, RB (B) (C)
         3.750%, 04/01/15                         $       1,630   $       1,630
                                                                  --------------
LOUISIANA -- 0.5%
   Louisiana State, Military Department,
      Custody Receipts Project, RB
         5.000%, 08/01/10                                   770             801
         5.000%, 08/01/11                                   750             785
                                                                  --------------
                                                                          1,586
                                                                  --------------
MAINE -- 0.3%
   Maine State, Health & Higher
      Educational Facilities Authority,
      Piper Shores Project, Ser A, RB (A)
      Pre-Refunded @ 100
         7.550%, 01/01/29                                 1,000           1,038
                                                                  --------------
MARYLAND -- 0.3%
   Maryland State, Economic
      Development Authority, Chesapeake
      Bay, Ser B, RB (A)
      Pre-Refunded @ 101
         7.750%, 12/01/31                                 1,000           1,096
                                                                  --------------
MASSACHUSETTS -- 3.1%
   Cape Ann, Transportation Authority,
      RAN
         4.250%, 07/11/08                                 2,600           2,614
   Massachusetts State, Construction
      Loan, Ser A, GO (A)
      Pre-Refunded @ 101
         6.000%, 02/01/14                                 3,550           3,777
   Merrimack Valley, Regional
      Transportation Authority, RAN
         4.100%, 06/27/08                                 3,500           3,513
                                                                  --------------
                                                                          9,904
                                                                  --------------
MICHIGAN -- 1.3%
   Michigan State, South Central Power
      Agency, RB, AMBAC
         5.000%, 11/01/10                                 1,020           1,071
   Michigan State, Strategic Fund, Porter
      Hills Village Project, RB (A)
      Pre-Refunded @ 101
         5.375%, 07/01/28                                 1,435           1,463
   Michigan State, Strategic Fund, Ser A,
      RB (B) (C)
      Callable 04/01/08 @ 100
         2.350%, 06/01/31                                   400             400


--------------------------------------------------------------------------------
42                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   North Michigan, Summit Academy
      School, COP (A)
      Pre-Refunded @ 101
         8.750%, 07/01/30                         $       1,100   $       1,249
                                                                  --------------
                                                                          4,183
                                                                  --------------
MINNESOTA -- 0.3%
   Mankato, Bethany Lutheran College
      Project, Ser B, RB (B) (C)
      Callable 03/07/08 @ 100
         2.350%, 11/01/15                                   600             600
   Roseville, Private School Facilities,
      Northwestern College Project,
      RB (B) (C)
      Callable 03/07/08 @ 100
         2.380%, 11/01/22                                   150             150
   Stillwater, Industrial Development
      Authority, Supervalu Incorporated
      Project, RB (B) (C)
      Callable 04/01/08 @ 100
         2.850%, 10/01/09                                   305             305
                                                                  --------------
                                                                          1,055
                                                                  --------------
MISSISSIPPI -- 0.4%
   Mississippi State, University
      Educational Building Authority,
      Residence Hall & Campus
      Improvement Project, RB, MBIA
         5.000%, 08/01/08                                 1,245           1,255
                                                                  --------------
MISSOURI -- 0.4%
   Blue Springs, Neighborhood
      Improvement Authority, Ser A, GO
      Callable 04/07/08 @ 100
         4.000%, 03/01/09                                 1,250           1,251
                                                                  --------------
NEW JERSEY -- 1.0%
   Hudson County, COP, MBIA
         6.000%, 06/01/08                                 1,360           1,371
   New Jersey State, Equipment Lease
      Purchase, Ser A, COP
         5.000%, 06/15/08                                 1,750           1,762
                                                                  --------------
                                                                          3,133
                                                                  --------------
NEW MEXICO -- 0.4%
   New Mexico State, Mortgage Finance
      Authority, RB (E)
      Callable 07/01/08 @ 100
         6.000%, 07/01/10                                 1,045           1,118
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NEW YORK -- 10.5%
   Amherst, Industrial Development Civic
      Facilities, University & College
      Improvements Project, Ser A,
      RB (A)
      Pre-Refunded @ 102
         6.125%, 10/01/31                         $       3,100   $       3,455
   New York City, Industrial Development
      Agency, Ser A, RB (A)
      Pre-Refunded @ 103
         6.350%, 06/01/09                                10,530          11,204
   New York City, Ser E, GO
         5.000%, 08/01/11                                 6,000           6,319
   New York City, Triborough Bridge &
      Tunnel Authority, Ser E, RB
         7.250%, 01/01/10                                 4,620           4,859
   New York State, Housing Finance
      Agency, Multi-Family Housing
      Authority, Cannon Street Senior
      Housing Project, Ser B, AMT,
      RB (B)
         4.300%, 08/15/10                                 1,490           1,495
   New York State, Thruway Authority,
      Local Highway & Bridge Project, RB
         5.000%, 04/01/09                                   725             744
   Suffolk County, Industrial Development
      Agency, Jefferson's Ferry Project,
      Ser A, RB (A)
      Pre-Refunded @ 102
         7.200%, 11/01/19                                 1,140           1,227
   Troy, Industrial Development Authority,
      Ser A, RB (C)
         5.000%, 09/01/37                                 4,000           4,160
                                                                  --------------
                                                                         33,463
                                                                  --------------
NORTH CAROLINA -- 2.7%
   North Carolina State, Medical Care
      Commission, RB (A)
      Pre-Refunded @ 102
         7.625%, 11/01/09                                 1,840           1,998
         7.000%, 10/01/09                                 2,450           2,632
   North Carolina State, Medical Care
      Community Hospital, Wilson Medical
      Center Project, RB
         4.500%, 11/01/08                                 1,235           1,249
   North Carolina State, Municipal Power
      Agency, Ser A, RB, AMBAC
         4.000%, 01/01/09                                 2,540           2,565
                                                                  --------------
                                                                          8,444
                                                                  --------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 43

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
OHIO -- 3.6%
   Monroe County, BAN
         4.250%, 03/13/08                         $       1,500   $       1,500
   Montgomery County, Ser A, RB (C)
      Callable 04/01/08 @ 100
         2.300%, 11/15/22                                   500             500
   Ohio State, American Municipal
      Power, Bowling Green College
      Project, Ser A, BAN
         5.000%, 02/01/10                                 2,000           2,041
   Ohio State, Department of
      Administrative Services,
      Administrative Knowledge Systems
      Project, Ser A, COP, MBIA
         4.250%, 09/01/09                                 1,845           1,884
         4.000%, 09/01/08                                 2,185           2,200
   Ohio State, GO
         6.650%, 09/01/09                                 1,765           1,830
   Ohio State, Major New State
      Infrastructure, Ser 2005-1,
      RB, MBIA
         4.000%, 12/15/08                                 1,370           1,385
                                                                  --------------
                                                                         11,340
                                                                  --------------
OKLAHOMA -- 1.5%
   Oklahoma State, Industries Authority,
      Health Systems Project, Ser A, RB,
      MBIA (A)
      Pre-Refunded @ 101
         5.750%, 08/15/29                                 2,110           2,226
   Tulsa County, Independent School
      District No. 5, Building Project, GO
         4.000%, 06/01/08                                 1,285           1,289
   Tulsa County, Industrial Authority,
      Owasso Public Schools Project, RB
         5.000%, 09/01/10                                 1,200           1,263
                                                                  --------------
                                                                          4,778
                                                                  --------------
PENNSYLVANIA -- 1.8%
   Allegheny County, Port Authority, Sub
      Lien-Transportation, RB, MBIA
         5.500%, 06/01/08                                 1,265           1,271
   Montgomery County, Industrial
      Development Authority, Retirement
      Communities Project, Ser B, RB
         5.000%, 11/15/10                                 1,400           1,426
         5.000%, 11/15/11                                 1,000           1,019
   Sayre, Health Care Facilities Authority,
      Guthrie Health Project, Ser A,
      RB (A)
      Pre-Refunded @ 101
         5.875%, 12/01/31                                 1,700           1,866
                                                                  --------------
                                                                          5,582
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PUERTO RICO -- 0.3%
   Puerto Rico Commonwealth,
      Industrial Medical &
      Environmental Authority,
      Abbott Labs Project, RB (C)
      Callable 03/01/09 @ 100
         2.250%, 03/01/23                         $       1,000   $       1,000
                                                                  --------------
RHODE ISLAND -- 1.4%
   Rhode Island, Economic Development
      Authority, Department of
      Transportation Project, Ser A, GAN
         5.000%, 06/15/09                                 3,300           3,388
   Rhode Island, Health & Educational
      Building Authority, Hospital
      Financing-Lifespan Obligation Group
      Project, RB
         5.750%, 08/15/10                                 1,020           1,071
                                                                  --------------
                                                                          4,459
                                                                  --------------
SOUTH CAROLINA -- 4.1%
   Jasper County, RB
         2.750%, 02/12/09                                 2,500           2,471
   South Carolina State, Jobs Economic
      Development Authority,
      Improvements-Palmetto Health
      Alliance Project, Ser A, RB (A)
      Pre-Refunded @ 102
         7.375%, 12/15/21                                 2,600           2,946
   South Carolina State, Jobs Economic
      Development Authority, RB (A)
      Pre-Refunded @ 102
         6.625%, 05/01/09                                 5,400           5,752
   South Carolina State, Public Service
      Authority, Ser A, GO, FSA
         5.000%, 01/01/09                                 1,675           1,711
                                                                  --------------
                                                                         12,880
                                                                  --------------
SOUTH DAKOTA -- 2.1%
   Heartland Consumers Power District,
      RB (E)
      Callable 04/07/08 @ 100
         6.000%, 01/01/10                                 3,105           3,215
   Heartland Consumers Power District,
      RB, FSA
         6.000%, 01/01/12                                 2,250           2,404
   South Dakota, Health & Educational
      Facilities Authority, Children's Care
      Hospital Project, RB (A)
      Pre-Refunded @ 101
         6.125%, 11/01/13                                   705             749


--------------------------------------------------------------------------------
44                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Watertown, Industrial Development
      Revenue Authority, RB,
      WACH (B) (C)
      Callable 04/01/08 @ 100
         2.850%, 09/01/14                         $         175   $         175
                                                                  --------------
                                                                          6,543
                                                                  --------------
TENNESSEE -- 2.0%
   GAF, Tax Exempt Bond Grantor Trust,
      Ser A, RB (B) (C)
         3.000%, 10/01/12                                 1,730           1,730
   Nashville & Davidson County,
      Metropolitan Government,
      Vanderbilt University Project,
      Ser B-1, RB, MBIA (C)
         5.000%, 10/01/44                                 1,000           1,001
   Tennessee State, Energy Acquisition,
      Ser A, RB
         5.000%, 09/01/09                                 2,000           2,037
   Tennessee State, Energy Acquisition,
      Ser C, RB
         5.000%, 02/01/10                                 1,500           1,529
                                                                  --------------
                                                                          6,297
                                                                  --------------
TEXAS -- 10.4%
   Conroe, Independent School District,
      GO
         5.000%, 02/15/09                                 1,970           2,015
   Eagle Mountain & Saginaw,
      Independent School District, Capital
      Appreciation Project, GO (D)
         4.120%, 08/15/11                                 1,235           1,096
   Fort Bend County, Industrial
      Development Authority, Frito Lay
      Project, RB (C)
      Callable 10/01/08 @ 100
         3.500%, 10/01/11                                 1,725           1,733
   Fort Bend, Independent School District
      Authority, GO (A)
      Pre-Refunded @ 100
         5.375%, 02/15/24                                 4,000           4,110
   Harris County, Health Facilities
      Development Authority, Christus
      Health Project, Ser A, RB (A)
      Pre-Refunded @ 101
         5.375%, 07/01/19                                 5,000           5,221
   Harris County, Health Facilities
      Development Authority, Ser A, RB
         5.000%, 12/01/08                                 2,760           2,803
   Harris County, Hospital District, RB,
      MBIA (A)
      Pre-Refunded @ 100
         6.000%, 08/15/10                                 5,000           5,341

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Laredo, Independent School District
         4.080%, 08/01/08                         $       4,900   $       4,924
   Lewisville, Independent School District,
      Capital Appreciation Project, GO (D)
         4.070%, 08/15/11                                 1,000             884
   North Central Texas, Health Facility
      Development Authority, Ser Senior A,
      RB (F)
         7.000%, 11/15/10                                   605             643
   Prosper, Independent School District,
      Capital Appreciation, School
      Building Project, GO (D)
         4.000%, 08/15/11                                 1,130           1,003
   Tarrant County, Cultural Education
      Authority, Buckner Retirement
      Services Project, RB
         5.000%, 11/15/10                                   600             612
   Texas State, Municipal Power Agency
      Revenue Authority, RB, FGIC
      Callable 04/07/08 @ 100
         4.250%, 09/01/10                                 2,500           2,502
                                                                  --------------
                                                                         32,887
                                                                  --------------
VIRGINIA -- 1.7%
   Big Stone Gap, Redevelopment &
      Housing Authority, RB
         5.000%, 09/01/08                                 1,595           1,615
   Rappahannock, Regional Jail Authority,
      GAN
      Callable 12/01/08 @ 100
         4.250%, 12/01/09                                 1,000           1,009
   Riverside, Regional Jail Authority, RAN
      Callable 07/01/09 @ 100
         4.250%, 07/01/10                                 2,615           2,653
                                                                  --------------
                                                                          5,277
                                                                  --------------
WASHINGTON -- 2.8%
   Energy Northwest, Electric Power
      Authority, Project 3, Ser A, RB
         5.000%, 07/01/08                                 2,100           2,117
   King County, School District No. 411
      Issaquah, GO
         6.375%, 12/01/08                                 1,670           1,718
   King County, School District No. 415,
      Ser C, GO
         6.300%, 12/01/08                                   355             365
   King County, Ser D, GO
      Callable 04/07/08 @ 102
         5.600%, 12/01/09                                 2,000           2,045
   Washington State, Ser A, GO, FSA
         6.250%, 02/01/11                                   890             944


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 45

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Concluded)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, State Liquor Control
      Board Project, Ser I, COP, AMBAC
         4.750%, 01/01/10                         $       1,590   $       1,639
                                                                  --------------
                                                                          8,828
                                                                  --------------
WISCONSIN -- 5.4%
   Hurley, Waterworks System & Sewer
      Authority, RB
      Callable 04/07/08 @ 100
         4.550%, 06/01/08                                 3,675           3,681
   Ledgeview, Sanitation District No. 002,
      BAN
      Callable 04/07/08 @ 100
         4.750%, 03/01/09                                 2,650           2,653
   Marquette County, RB
      Callable 08/01/09 @ 100
         4.500%, 08/01/10                                 2,630           2,694
   Plover, Ser B
      Callable 04/07/08 @ 100
         4.250%, 06/01/08                                 1,500           1,503
   Wisconsin State, Health & Educational
      Facilities Authority, Healthcare
      Development Project, RB (A)
      Pre-Refunded @ 101
         6.250%, 07/01/28                                 1,250           1,336
   Wisconsin State, Health & Educational
      Facilities Authority, Ser Senior A,
      RB (A)
      Pre-Refunded @ 103
         7.000%, 08/01/09                                 5,000           5,409
                                                                  --------------
                                                                         17,276
                                                                  --------------
WYOMING -- 0.7%
   Laramie County, Wyoming Sales and
      Use Tax Authority, Special Purpose
      Project, TAW
         4.500%, 06/30/08                                 2,075           2,087
                                                                  --------------
Total Municipal Bonds
   (Cost $314,219) ($ Thousands)                                        316,408
                                                                  --------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 3.61% (F)                     13,822              14
                                                                  --------------
Total Cash Equivalent
   (Cost $14) ($ Thousands)                                                  14
                                                                  --------------
Total Investments -- 99.6%
   (Cost $314,233) ($ Thousands)                                  $     316,422
                                                                  ==============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $317,660 ($ Thousands).

(A) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)   The rate reported is the effective yield at time of purchase.

(E)   Security is escrowed to maturity.

(F)   The rate reported is a 7-day effective yield.

AMBAC -- American Municipal Bond Assurance Corporation
AMT -- Alternative Minimum Tax (subject to)
BAN -- Bond Anticipation Note
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Investors Association
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
TAW -- Tax Anticipation Warrant

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
46                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

Pennsylvania Municipal Bond Fund

February 29, 2008

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Education                                                                  20.8%
Healthcare                                                                 20.4%
General Obligations                                                        12.3%
Industrial Development                                                      9.6%
Transportation                                                              7.8%
General Revenue                                                             5.6%
Water                                                                       5.2%
Utilities                                                                   4.6%
Housing                                                                     3.6%
Nursing Homes                                                               3.0%
Pollution Control                                                           2.5%
Power                                                                       2.4%
Airports                                                                    1.2%
Public Facilities                                                           1.0%
Short Term Investment                                                       0.0%

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.9%

PENNSYLVANIA -- 84.1%
   Allegheny County, Airport Authority,
      Ser B, AMT, RB, FGIC
         5.000%, 01/01/23                         $         500   $         449
   Allegheny County, Higher Education
      Building Authority, Chatham College,
      Ser A, RB
      Callable 03/01/12 @ 100
         5.850%, 03/01/22                                   665             674
   Allegheny County, Higher Education
      Building Authority, Chatham College,
      Ser A, RB, Radian Insured
      Callable 09/01/08 @ 102
         5.125%, 09/01/13                                 1,895           1,941
   Allegheny County, Hospital
      Development Authority, Harmarville
      Rehabilitation Center, RB (A)
      Callable 04/07/08 @ 100
         6.000%, 10/01/08                                   125             128
   Allegheny County, Hospital
      Development Authority, Health
      Systems-West Pennsylvania,
      Ser A, RB
         5.000%, 11/15/09                                 1,000             987
   Allegheny County, Hospital
      Development Authority, Montefiore
      Hospital, RB (A)
      Callable 04/07/08 @ 100
         6.875%, 07/01/09                                   160             163
   Allegheny County, Hospital
      Development Authority, University of
      Pittsburgh Medical Center,
      Ser B, RB
         5.250%, 06/15/15                                 1,000           1,056

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Allegheny County, Industrial
      Development Authority, Duquesne
      Light Project, RB, AMBAC
         4.350%, 12/01/13                         $       1,500   $       1,527
   Allegheny County, Residential Finance
      Authority, Single-Family Mortgage,
      Ser CC-1, RB
      Callable 11/01/08 @ 102
         5.200%, 05/01/17                                   900             902
   Allegheny County, Ser C-56, GO, FSA
         5.000%, 10/01/15                                 1,000           1,077
   Allentown, Area Hospital Authority,
      Sacred Heart Hospital Project,
      RB (A)
      Callable 04/07/08 @ 100
         8.000%, 03/01/09                                    95              97
   Bensalem Township, Water & Sewer
      Authority, RB
      Callable 04/07/08 @ 100
         6.750%, 12/01/14                                    95             104
   Berks County, GO, AMBAC
         5.850%, 11/15/18                                 1,000           1,113
   Blair County, Hospital Authority, RB (A)
      Callable 04/07/08 @ 100
         6.900%, 07/01/08                                    75              76
   Bucks County, Water & Sewer
      Authority, RB (A)
      Callable 06/01/08 @ 100
         6.375%, 12/01/08                                     5               5
   Cambria County, Hospital Development
      Authority, Conemaugh Valley
      Memorial Hospital, RB (A)
      Callable 04/07/08 @ 100
         7.625%, 09/01/11                                   149             161
   Central Dauphin County, School
      District, GO, MBIA (B)
      Pre-Refunded @ 100
         6.000%, 02/01/19                                 1,900           2,161
   Chester County, Great Valley School
      District, GO, FSA
         5.000%, 02/15/15                                 1,000           1,074
         5.000%, 02/15/16                                 1,000           1,072
   Chester County, Health & Education
      Facilities Authority, Immaculata
      College, RB
      Callable 04/07/08 @ 100
         5.250%, 10/15/10                                   345             346
   Chester County, Health & Education
      Facilities Authority, The Devereux
      Foundation, RB, Radian Insured
      Callable 11/01/12 @ 100
         4.400%, 11/01/15                                   100             100
         4.300%, 11/01/14                                   100             100


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 47

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Cumberland County, Municipal
      Authority, Presbyterian Homes
      Project, Ser A, RB, Radian Insured
      Callable 12/01/12 @ 100
         4.750%, 12/01/19                         $       3,170   $       3,056
   Delaware County, Healthcare Authority,
      Mercy Health Project, Ser A, RB (A)
      Callable 04/07/08 @ 100
         5.125%, 11/15/12                                   115             116
   Delaware County, Industrial
      Development Authority, RB (C) (D)
      Callable 04/01/08 @ 100
         2.300%, 04/01/21                                   600             600
   Delaware River, Port Authority of
      Pennsylvania & New Jersey,
      Delaware Bridges Project, RB (A)
      Callable 04/07/08 @ 100
         6.500%, 01/15/11                                    95             102
   Delaware River, Toll Bridge
      Commission, RB
         5.250%, 07/01/13                                 1,475           1,580
   Delaware Valley, Regional Finance
      Authority, RB
         5.500%, 07/01/12                                 1,000           1,055
   Derry Township, Sanitation Sewer
      Authority, RB (A)
      Callable 04/07/08 @ 100
         6.250%, 08/01/12                                    25              27
   Dover Township, Sewer Authority,
      RB (A)
      Callable 04/07/08 @ 100
         6.250%, 05/01/12                                    30              32
   Erie County, Hospital Authority, Erie
      County Geriatric, RB (A)
      Callable 04/07/08 @ 100
         6.250%, 07/01/11                                    85              89
   Erie, Higher Education Building
      Authority, Gannon University Project,
      RB, AMBAC (A)
      Callable 03/18/08 @ 100
         7.375%, 06/01/08                                    15              15
   Erie, Higher Education Building
      Authority, Mercyhurst College
      Project, RB
      Callable 04/07/08 @ 200
         5.700%, 03/15/11                                    85              85
         5.650%, 03/15/10                                   180             180
   Erie, Higher Education Building
      Authority, Mercyhurst College
      Project, Ser A, RB
      Callable 03/15/15 @ 100
         4.750%, 03/15/20                                 1,500           1,376

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Greenwood, School District Authority,
      GO, MBIA (A)
      Callable 04/07/08 @ 100
         6.750%, 09/01/08                         $          10   $          10
   Hampton Township, Sanitation Sewer
      Authority, RB (A)
      Callable 09/01/08 @ 100
         6.500%, 09/01/10                                    60              65
   Hickory Township, Municipal
      Authority (A)
         6.250%, 02/01/14                                   270             292
   Horsham Township, Sewer Authority,
      RB, MBIA (A)
      Callable 04/07/08 @ 100
         6.700%, 01/01/11                                    10              11
   Indiana County, Industrial Development
      Authority, Ser A, AMT, RB,
      MBIA (C) (D)
      Callable 04/01/08 @ 100
         4.060%, 06/01/27                                   800             800
   Kennett, Consolidated School District,
      GO, MBIA
         5.000%, 02/15/15                                   505             538
   Lancaster County, Hospital Authority,
      Health Systems Project, Ser B, RB
      Callable 03/15/17 @ 100
         5.000%, 03/15/20                                 1,000             992
   Lancaster, Area Sewer Authority,
      RB (A)
         6.750%, 04/01/12                                    10              11
         6.000%, 04/01/12                                   230             243
   Lancaster, Parking Authority, RB (A)
      Callable 04/07/08 @ 100
         5.750%, 01/01/12                                    30              32
   Lancaster, Solid Waste Management
      Authority, Ser B, RB, AMBAC (B)
      Pre-Refunded @ 101
         5.375%, 12/15/15                                 1,200           1,239
   Langhorne, Higher Education Authority,
      Woods Services, RB, Radian Insured
      Callable 11/15/11 @ 100
         4.950%, 11/15/16                                 2,485           2,516
         4.650%, 11/15/13                                   850             866
   Lehigh County, General Purpose
      Authority, Lehigh Valley Hospital
      Project, Ser A, RB, AMBAC (D)
      Callable 04/01/08 @ 100
         7.750%, 07/01/28                                   770             770
   Lower Pottsgrove Township, Sewer
      Authority, RB (A)
      Callable 05/01/08 @ 100
         6.250%, 05/01/12                                    65              68


--------------------------------------------------------------------------------
48                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Luzerne County, Ser C, GO, FGIC
         5.250%, 12/15/15                         $       1,000   $       1,064
   McKeesport, Area School District,
      Ser C, GO (A)
      Callable 04/07/08 @ 100
         5.000%, 04/01/13                                   415             429
   Meadville, Area Water Authority, RB,
      FSA
         5.125%, 07/01/14                                   435             474
   Mifflin County, Hospital Authority, RB,
      Radian Insured
      Callable 01/01/11 @ 101
         5.500%, 07/01/12                                 1,375           1,475
   Monroe County, Hospital Authority,
      Pocono Medical Center Project,
      Ser A, RB, Radian Insured
      Callable 01/01/12 @ 100
         5.500%, 01/01/22                                 1,000             997
   Montgomery County, Higher Education
      & Health Authority, Arcadia
      University, RB, Radian Insured
         5.000%, 04/01/15                                   500             512
   Montgomery County, Higher Education
      & Health Authority, Dickinson
      College, Ser FF1, RB
         5.000%, 05/01/16                                 1,140           1,210
   Montgomery County, Industrial
      Development Authority, Resource
      Recreation-Montenay Project, Ser A,
      RB, MBIA
         5.250%, 11/01/14                                 1,000           1,069
   Nazareth, Area School District, Ser A,
      GO, FSA (B)
      Pre-Refunded @ 100
         5.000%, 08/15/14                                   500             539
   Neshaminy, Water Reserve Authority,
      RB (A)
      Callable 04/07/08 @ 100
         5.750%, 03/01/11                                    15              15
   Northampton County, Higher Education
      Building Authority, Moravian College,
      RB, Radian Insured
      Callable 07/01/09 @ 100
         5.125%, 07/01/19                                   470             469
   Northampton County, Industrial
      Development Authority, Moravian
      Hall Square Project, RB,
      Radian Insured
      Callable 01/01/13 @ 100
         5.500%, 07/01/15                                   995           1,040

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Northampton County, Industrial
      Development Authority, Moravian
      Hall Square Project, Ser B, RB,
      Radian Insured
      Callable 04/07/08 @ 100
         5.350%, 07/01/10                         $         100   $         100
   Northampton County, Municipal
      Authority, RB (A)
      Callable 04/07/08 @ 100
         6.750%, 11/01/13                                    25              27
   Pennsylvania State, Economic
      Development Financing Authority,
      Colver Project, Ser F, AMT, RB,
      AMBAC
         5.000%, 12/01/14                                 2,000           2,093
   Pennsylvania State, Economic
      Development Financing Authority,
      Dr. Gertrude A. Barber Center
      Project, RB, Radian Insured
      Callable 12/01/10 @ 100
         5.625%, 12/01/15                                   885             912
   Pennsylvania State, Economic
      Development Financing Authority,
      York Water Project, Ser A, AMT, RB,
      XLCA
      Callable 04/01/14 @ 100
         5.000%, 04/01/16                                 1,450           1,467
   Pennsylvania State, Higher Education
      Facilities Authority, GO, FSA
         5.375%, 07/01/20                                 1,000           1,073
   Pennsylvania State, Higher Educational
      Facilities Authority, Allegheny
      Delaware Valley Obligation Project,
      Ser A, RB, MBIA
         5.600%, 11/15/10                                 2,000           2,066
   Pennsylvania State, Higher Educational
      Facilities Authority, Allegheny
      Delaware Valley Obligation Project,
      Ser A, RB, MBIA
      Callable 04/07/08 @ 101
         5.875%, 11/15/16                                    25              25
   Pennsylvania State, Higher Educational
      Facilities Authority, Allegheny
      Delaware Valley Obligation Project,
      Ser C, RB, MBIA
      Callable 04/07/08 @ 102
         5.875%, 11/15/18                                 3,200           3,216
         5.700%, 11/15/10                                    50              50
   Pennsylvania State, Higher Educational
      Facilities Authority, Drexel
      University, RB
      Callable 11/01/12 @ 100
         5.500%, 05/01/13                                 2,750           2,944


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 49

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher Educational
      Facilities Authority, Philadelphia
      University, RB, Radian Insured (B)
      Pre-Refunded @ 100
         5.750%, 06/01/15                         $         660   $         701
   Pennsylvania State, Higher Educational
      Facilities Authority, University of
      Pennsylvania Health Project, Ser A,
      RB, AMBAC
         5.000%, 08/15/14                                 1,000           1,063
   Pennsylvania State, Higher Educational
      Facilities Authority, University of
      Pennsylvania Health Project, Ser A,
      RB, MBIA
      Callable 07/01/08 @ 100
         5.375%, 01/01/14                                 2,000           2,011
   Pennsylvania State, Higher Educational
      Facilities Authority, University of the
      Arts, RB, Radian Insured
      Callable 03/15/10 @ 100
         5.500%, 03/15/13                                 1,025           1,053
   Pennsylvania State, Higher Educational
      Facilities Authority, UPMC Health
      System Project, Ser A, RB
         5.125%, 01/15/11                                   500             517
   Pennsylvania State, Higher Educational
      Facilities Authority, Widener
      University, RB
      Callable 07/15/13 @ 100
         5.000%, 07/15/20                                 1,000             967
   Pennsylvania State, Housing Finance
      Agency, Ser 97A, AMT, RB
      Callable 10/01/16 @ 100
         4.500%, 10/01/22                                 1,000             876
   Pennsylvania State, Intergovernmental
      Authority, Philadelphia Funding
      Project, Special Tax, FGIC
      Callable 06/15/09 @ 100
         5.250%, 06/15/15                                 3,100           3,136
   Pennsylvania State, Ser 1st, GO
         5.000%, 10/01/15                                 1,300           1,397
   Pennsylvania State, University Project,
      Ser B, RB
         5.250%, 08/15/21                                 1,000           1,046
   Philadelphia Gas Works, 3rd Ser, RB,
      FSA (B)
      Pre-Refunded @ 100
         5.125%, 08/01/11                                   880             937
   Philadelphia, Airport Authority, Ser B,
      AMT, RB, FSA
         5.000%, 06/15/17                                   750             769
   Philadelphia, Gas Works Authority,
      12 Ser B, RB, MBIA (A)
         7.000%, 05/15/20                                 1,625           1,917

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Philadelphia, GO, CIFG
      Callable 08/01/16 @ 100
         5.000%, 08/01/17                         $       1,000   $       1,048
   Philadelphia, Hospitals & Higher
      Education Facilities Authority,
      Jefferson Health Systems Project,
      Ser A, RB, AMBAC
      Callable 05/15/08 @ 101
         5.125%, 05/15/18                                 1,000           1,011
   Philadelphia, Redevelopment Authority,
      Multi-Family Housing Authority,
      Woodstock Project, RB, HUD
      Callable 08/01/08 @ 100
         5.450%, 02/01/23                                 1,225           1,225
   Philadelphia, School District, Ser B,
      GO, AMBAC
         5.000%, 04/01/13                                   500             521
   Philadelphia, Waste & Wastewater
      Authority, Ser A, RB, AMBAC
         5.000%, 08/01/15                                 1,000           1,050
   Pittsburgh, Public Parking Authority,
      Saint Francis General Hospital
      Project, RB (A)
      Callable 04/07/08 @ 100
         6.625%, 10/01/12                                    20              22
   Pittsburgh, Ser A, GO, AMBAC
         5.500%, 09/01/14                                 1,885           1,957
   Pittsburgh, Ser B, GO, FSA
         5.250%, 09/01/15                                 1,000           1,093
   Pittsburgh, Urban Redevelopment
      Authority, Home Improvement Loan
      Project, Ser B, RB
      Callable 08/01/08 @ 101
         5.150%, 02/01/17                                   175             175
   Pittsburgh, Urban Redevelopment
      Authority, Ser B, RB
      Callable 10/01/08 @ 101
         4.700%, 10/01/10                                    90              91
   Pittsburgh, Urban Redevelopment
      Authority, Triangle Tax Increment,
      Ser A, TA (C)
      Callable 04/07/08 @ 100
         6.000%, 12/01/11                                 2,180           2,195
   Pittsburgh, Urban Redevelopment
      Authority, Triangle Tax Increment,
      Ser B, TA (C)
      Callable 04/07/08 @ 100
         6.250%, 03/15/15                                 1,800           1,833
   Quakertown, Hospital Authority,
      Community Hospital Project (A)
         7.125%, 01/01/11                                    50              54


--------------------------------------------------------------------------------
50                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Reading, Area Water Authority,
     RB, FSA
     Callable 06/01/17 @ 100
       5.000%, 12/01/21                           $       2,080   $       2,123
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses Taylor
     Hospital, RB (A)
     Callable 04/07/08 @ 100
       6.625%, 07/01/09                                     255             262
   Shaler Township, School District
     Authority, GO (A)
     Callable 04/07/08 @ 100
       6.250%, 04/15/08                                      10              10
   South Fayette Township, Sanitation
     Authority, RB (A)
     Callable 04/07/08 @ 100
       6.375%, 11/01/12                                      85              92
   South Fork, Municipal Authority,
     Conemaugh Health Systems Project,
     Ser A, RB, MBIA (D)
     Callable 04/01/08 @ 100
       7.500%, 07/01/28                                     200             200
   South Fork, Municipal Authority,
     Conemaugh Valley Memorial
     Hospital, RB
       5.625%, 07/01/10                                      15              16
   Southcentral, General Authority,
     Hanover Hospital Project, RB,
     Radian Insured
     Callable 06/01/12 @ 100
       4.900%, 12/01/14                                     545             558
   Susquehanna Township, Sewer
     Authority, RB (A)
     Callable 04/07/08 @ 100
       6.000%, 11/15/13                                      60              65
   Upper Allen Township, Sewer Authority,
     RB (A)
     Callable 04/07/08 @ 100
       5.750%, 04/01/13                                     185             198
   Warwick, School District, GO, FGIC
       5.000%, 02/15/15                                   1,000           1,061
   Westmoreland County, Municipal
     Authority, Special Obligation (A)
       9.125%, 07/01/10                                      25              26
   Willistown Township, Municipal
     Authority, RB (A)
     Callable 04/07/08 @ 100
       6.000%, 01/01/15                                      15              16
   Wrightsville, Municipal Authority,
     RB (A)
     Callable 04/07/08 @ 100
       5.625%, 11/15/08                                      10              10

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   York County, Industrial Development
     Authority, York Water Project, RB
       3.750%, 06/01/10                           $       1,000   $       1,001
   York Township, Water & Sewer
     Authority (A)
       5.900%, 08/01/13                                     105             117
                                                                  --------------
                                                                         89,765
                                                                  --------------
PUERTO RICO -- 14.8%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
       5.500%, 07/01/16                                     500             530
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser UU, RB, MBIA
       5.000%, 07/01/19                                     500             505
   Puerto Rico Commonwealth,
     Government Development Bank
     Authority, Ser B, RB
       5.000%, 12/01/11                                     250             260
       5.000%, 12/01/13                                     880             915
       5.000%, 12/01/14                                     650             672
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser AA,
     RB, MBIA
       5.500%, 07/01/18                                   1,100           1,156
       5.500%, 07/01/19                                   1,000           1,045
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser BB,
     RB, AMBAC
       5.250%, 07/01/17                                   1,500           1,558
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser CC,
     RB
       5.000%, 07/01/16                                   1,230           1,258
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser K,
     RB
       5.000%, 07/01/13                                     480             499
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser N,
     RB
       5.500%, 07/01/24                                   1,000             988
   Puerto Rico Commonwealth, Housing
     Finance Authority, Capital Funding
     Program, RB, HUD
       5.000%, 12/01/13                                     500             520
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser A,
     RB (C) (D)
     Callable 02/01/12 @ 100
       5.750%, 08/01/27                                   1,635           1,709


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 51

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Concluded)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO,
     MBIA
       5.500%, 07/01/18                           $       1,000   $       1,046
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO,
     XLCA
       5.500%, 07/01/17                                   1,050           1,094
   Puerto Rico Commonwealth, Ser A, G
       5.250%, 07/01/14                                   1,000           1,043
   Puerto Rico, Public Buildings Authority,
     Ser C, RB
       5.500%, 07/01/16                                   1,000           1,050
                                                                  --------------
                                                                         15,848
                                                                  --------------
Total Municipal Bonds
   (Cost $106,419) ($ Thousands)                                        105,613
                                                                  --------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 3.61% (E)                       2,496               2
                                                                  --------------
Total Cash Equivalent
(Cost $2) ($ Thousands)                                                       2
                                                                  --------------
Total Investments -- 98.9%
(Cost $106,421) ($ Thousands)                                     $     105,615
                                                                  ==============

Percentages are based on Net Assets of $106,788 ($ Thousands).

(A)   Security is escrowed to maturity.

(B) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(C) Securities are held in connection with a letter of credit issued by a major bank.

(D) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(E)   The rate reported is a 7-day effective yield.

AMBAC -- American Municipal Bond Assurance Corporation

AMT -- Alternative Minimum Tax (subject to)

CIFG -- CDC IXIS Financial Guaranty

Cl -- Class

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

HUD -- Housing Urban Development

MBIA -- Municipal Bond Investors Association

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
52                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

Massachusetts Municipal Bond Fund

February 29, 2008

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

General Obligations                                                        29.3%
Transportation                                                             25.4%
Education                                                                  10.7%
General Revenue                                                             7.7%
Industrial Development                                                      6.2%
Healthcare                                                                  5.3%
Water                                                                       4.0%
Housing                                                                     4.0%
Public Facilities                                                           2.3%
Pollution Control                                                           2.1%
Power                                                                       1.6%
Utilities                                                                   1.2%
Short Term Investment                                                       0.2%

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.9%

MASSACHUSETTS -- 86.1%
   Ashland, GO, AMBAC
       5.000%, 05/15/15                           $         230   $         245
   Boston, Ser A, GO
       5.000%, 01/01/14                                   1,000           1,073
   Erving, GO
       5.375%, 06/15/12                                     500             516
   Fall River, GO, FSA
     Callable 02/01/13 @ 101
       5.250%, 02/01/15                                   1,000           1,073
   Massachusetts State, Bay
     Transportation Authority, General
     Transportation System Project,
     Ser A, RB
       5.875%, 03/01/15                                     185             207
       5.500%, 03/01/12                                     500             527
   Massachusetts State, Bay
     Transportation Authority, General
     Transportation System Project,
     Ser A, RB, FGIC
       7.000%, 03/01/11                                     270             299
       7.000%, 03/01/21                                     500             598
   Massachusetts State, Bay
     Transportation Authority, General
     Transportation System Project,
     Ser A, RB, MBIA
       7.000%, 03/01/11                                   1,100           1,222
   Massachusetts State, Bay
     Transportation Authority, Ser A
       5.000%, 07/01/15                                   1,000           1,073
   Massachusetts State, Bay
     Transportation Authority, Ser A
     Callable 07/01/10 @ 100
       5.750%, 07/01/13                                      45              47

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Bay
     Transportation Authority, Ser B,
     Special Tax
       5.250%, 07/01/21                           $       1,000   $       1,053
   Massachusetts State, Bay
     Transportation Authority, Ser C,
     RB (A)
       5.500%, 07/01/18                                       5               6
   Massachusetts State, Bay
     Transportation Authority, Ser C, RB
       5.500%, 07/01/18                                     245             270
       5.250%, 07/01/13                                     500             542
       5.250%, 07/01/21                                     250             263
   Massachusetts State, Consolidated
     Loan, Ser B, GO, FSA (B)
     Pre-Refunded @ 100
       5.500%, 03/01/12                                     100             108
   Massachusetts State, Consolidated
     Loan, Ser D, GO, MBIA
       5.500%, 11/01/15                                     500             552
   Massachusetts State, Consolidated
     Loan, Ser E, GO, FSA (B)
     Pre-Refunded @ 100
       5.250%, 01/01/13                                     500             534
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
       6.000%, 08/01/11                                     210             223
   Massachusetts State, Development
     Finance Agency, Boston College
     Project, Ser P, RB
     Callable 07/01/17 @ 100
       5.000%, 07/01/19                                     250             256
   Massachusetts State, Development
     Finance Agency, College of
     Pharmacy & Allied Health Sciences,
     Ser C, RB (A)
       5.000%, 07/01/10                                     175             183
   Massachusetts State, Development
     Finance Agency, Emerson College
     Project, Ser A, RB
       5.000%, 01/01/14                                   1,000           1,030
   Massachusetts State, Development
     Finance Agency, Hampshire College
     Project, RB
       5.150%, 10/01/14                                     450             461
   Massachusetts State, Development
     Finance Agency, Holy Cross Project,
     Ser B, RB, AMBAC
     Callable 09/01/17 @ 100
       5.000%, 09/01/18                                     250             260


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 53

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Ser A, RB, MBIA
       5.000%, 10/01/17                           $         500   $         528
   Massachusetts State, Development
     Finance Agency, Ser C, RB
       5.000%, 10/01/17                                     500             496
   Massachusetts State, Development
     Finance Agency, Visual &
     Performing Arts Project, RB
       5.750%, 08/01/14                                     500             552
   Massachusetts State, Development
     Finance Agency, Williston
     Northampton School Project, RB (B)
     Pre-Refunded @ 102
       6.000%, 10/01/13                                     110             114
   Massachusetts State, Federal Highway
     Project, Ser A, RB, MBIA
       5.250%, 12/15/12                                     500             540
   Massachusetts State, Health &
     Educational Facilities Authority,
     Baystate Medical Center Project,
     Ser F, RB
       5.000%, 07/01/10                                     250             257
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lahey Clinic Medical Center, Ser C,
     RB, FGIC
       5.000%, 08/15/15                                   1,320           1,382
   Massachusetts State, Health &
     Educational Facilities Authority,
     Massachusetts Institute of
     Technology Project, Ser L, RB
       5.000%, 07/01/13                                   1,500           1,614
   Massachusetts State, Health &
     Educational Facilities Authority,
     North Adams Regional Hospital
     Project, Ser C, RB
     Callable 04/07/08 @ 101
       6.750%, 07/01/09                                      15              15
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Project,
     Ser E, RB
       5.000%, 07/01/12                                     500             523
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Systems
     Project, Ser G, RB
     Callable 07/01/17 @ 100
       5.000%, 07/01/18                                     200             205

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Ser J-2, RB (C)
     Callable 03/07/08 @ 100
       3.820%, 11/01/35                           $         100   $         100
   Massachusetts State, Health &
     Educational Facilities Authority,
     Tufts University Project, Ser J, RB
       5.500%, 08/15/15                                     605             671
   Massachusetts State, Housing Finance
     Agency, Ser D, AMT, RB (C) (D)
     Callable 12/01/09 @ 100
       3.900%, 12/01/09                                   1,000           1,009
   Massachusetts State, Housing Finance
     Agency, Ser E, AMT, RB
     Callable 12/01/14 @ 100
       5.000%, 12/01/28                                     250             226
   Massachusetts State, Housing Finance
     Agency, Single Family Housing
     Project, Ser 3, AMT, RB (C)
     Callable 06/01/13 @ 100
       4.200%, 02/01/14                                     565             543
   Massachusetts State, Industrial
     Finance Agency, Boston Edison
     Project, Ser A, RB
     Callable 04/07/08 @ 100
       5.750%, 02/01/14                                     925             927
   Massachusetts State, Port Authority,
     Bosfuel Project, AMT, RB, FGIC
       5.000%, 07/01/16                                     750             778
   Massachusetts State, Port Authority,
     Ser A, RB
       5.750%, 07/01/12                                     450             490
   Massachusetts State, Port Authority,
     Ser C, AMT, RB, FSA
       5.000%, 07/01/15                                   1,150           1,218
   Massachusetts State, School Building
     Authority, Ser A, RB, FSA
       5.000%, 08/15/14                                     750             807
   Massachusetts State, Ser A, GO
       5.250%, 08/01/22                                     300             310
   Massachusetts State, Ser A, GO, FSA
       5.250%, 08/01/20                                     500             527
   Massachusetts State, Ser A, RB, MBIA
       5.500%, 12/15/13                                   1,000           1,092
   Massachusetts State, Ser B, GO,
     BOA (C)
     Callable 03/07/08 @ 100
       2.320%, 03/01/26                                     700             700
   Massachusetts State, Ser B, GO,
     FGIC (A)
       7.000%, 07/01/09                                     400             412


--------------------------------------------------------------------------------
54                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Ser B, GO, FSA
       5.250%, 09/01/21                           $         500   $         523
   Massachusetts State, Ser C, GO, MBIA
       5.500%, 12/01/20                                     750             805
   Massachusetts State, Ser D, GO (B)
     Pre-Refunded @ 100
       4.750%, 08/01/24                                     500             526
   Massachusetts State, Ser D, GO
       5.500%, 10/01/16                                     200             221
       5.000%, 08/01/16                                     250             267
   Massachusetts State, Ser D, GO, MBIA
       5.500%, 11/01/12                                   1,000           1,089
   Massachusetts State, Ser E, GO,
     AMBAC (B)
     Pre-Refunded @ 100
       5.000%, 11/01/23                                     250             269
   Massachusetts State, Special
     Obligation, FGIC (B)
     Pre-Refunded @ 100
       5.000%, 01/01/34                                     250             266
   Massachusetts State, Special
     Obligation, Ser A, FSA
       5.000%, 12/15/13                                   1,600           1,704
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser 8, RB
     Callable 08/01/12 @ 100
       5.250%, 08/01/13                                       5               5
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser A, RB
       5.250%, 08/01/14                                     625             683
   Massachusetts State, Water Resources
     Authority, Ser B, RB, FSA
       5.250%, 08/01/23                                     500             518
   Massachusetts State, Water Resources
     Authority, Ser C, RB (A)
       6.000%, 12/01/11                                     170             183
   Massachusetts State, Water Resources
     Authority, Ser C, RB
       6.000%, 12/01/11                                     105             113
   Massachusetts State, Water Resources
     Authority, Ser Sub C, RB (C) (E)
     Callable 04/01/08 @ 100
       2.320%, 08/01/20                                     300             300
   Springfield, Municipal Purpose Loan,
     GO, FSA
       5.750%, 08/01/14                                   1,000           1,120
   Springfield, Municipal Purpose Loan,
     GO, MBIA
       5.250%, 08/01/15                                   1,000           1,084

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Springfield, Water & Sewer
     Commission, Ser A, RB, AMBAC
     Callable 07/15/16 @ 100
       5.000%, 07/15/17                           $         500   $         523
                                                                  --------------
                                                                         38,856
                                                                  --------------
PUERTO RICO -- 12.3%
   Puerto Rico Commonwealth,
     Electric Power Authority,
     Ser LL, RB, MBIA
       5.500%, 07/01/18                                     250             263
   Puerto Rico Commonwealth,
     Electric Power Authority,
     Ser QQ, RB, XLCA
       5.500%, 07/01/16                                     250             265
   Puerto Rico Commonwealth,
     Electric Power Authority,
     Ser UU, RB, FSA
       5.000%, 07/01/14                                     200             213
   Puerto Rico Commonwealth, GO
       6.500%, 07/01/13                                     250             276
   Puerto Rico Commonwealth,
     Government Development
     Bank Authority, Ser B, RB
       5.000%, 12/01/14                                     250             258
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser CC, RB
       5.000%, 07/01/14                                     300             310
       5.000%, 07/01/16                                     750             767
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser Y, RB, MBIA
       6.250%, 07/01/14                                       5               6
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser Y, RB, MBIA (A)
       6.250%, 07/01/14                                      45              52
   Puerto Rico Commonwealth,
     Infrastructure Financing
     Authority, Ser C, AMBAC
       5.500%, 07/01/16                                     250             266
   Puerto Rico Commonwealth,
     Public Buildings Authority,
     Government Facilities Project,
     Ser J, RB (C)
     Callable 07/01/12 @ 100
       5.000%, 07/01/28                                     250             255
   Puerto Rico Commonwealth,
     Public Buildings Authority,
     Ser C, RB
       5.500%, 07/01/12                                     500             528


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 55

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)

February 29, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth,
     Public Finance Authority,
     Commonwealth Appropriations
     Project, Ser A, RB (C) (E)
     Callable 02/01/12 @ 100
       5.750%, 08/01/27                           $         800   $         836
   Puerto Rico Commonwealth,
     Ser A, GO
       5.250%, 07/01/15                                   1,000           1,039
   Puerto Rico Commonwealth,
     Ser A, GO (C)
     Callable 07/01/12 @ 100
       5.000%, 07/01/30                                     250             256
                                                                  --------------
                                                                          5,590
                                                                  --------------
VIRGIN ISLANDS -- 0.5%
   Virgin Islands, Public Finance
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
       5.625%, 10/01/10                                     220             227
                                                                  --------------
Total Municipal Bonds
     (Cost $44,860) ($ Thousands)                                        44,673
                                                                  --------------
CASH EQUIVALENT -- 0.2%
     SEI Tax Exempt Trust, Institutional
       Tax Free Fund, Cl A, 3.61% (F)                    84,626              85
                                                                  --------------
Total Cash Equivalent
     (Cost $85) ($ Thousands)                                                85
                                                                  --------------
Total Investments -- 99.1%
     (Cost $44,945) ($ Thousands)                                 $      44,758
                                                                  ==============

Percentages are based on Net Assets of $45,152 ($ Thousands).

(A)   Security is escrowed to maturity.

(B) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(C) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)   Step Up/Down

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F)   The rate reported is a 7-day effective yield.

AMBAC -- American Municipal Bond Assurance Corporation
AMT -- Alternative Minimum Tax (subject to)
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Investors Association
RB -- Revenue Bond
Ser -- Series
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
56                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

New Jersey Municipal Bond Fund

February 29, 2008

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

General Obligations                                                       28.2%
Education                                                                 25.2%
Industrial Development                                                    13.8%
General Revenue                                                            7.1%
Water                                                                      6.6%
Power                                                                      5.1%
Public Facilities                                                          4.3%
Transportation                                                             3.4%
Utilities                                                                  3.1%
Healthcare                                                                 2.1%
Airports                                                                   0.8%
Pollution Control                                                          0.2%
Housing                                                                    0.1%
Short Term Investment                                                      0.0%

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.0%

NEW JERSEY -- 88.3%
   Atlantic City, Board of Education, GO,
     FSA
       5.000%, 07/15/14                           $       2,225   $       2,391
   Atlantic County, Public Facilities Lease
     Agreement, COP, FGIC
       6.000%, 03/01/13                                   1,000           1,101
   Bergen County, Utilities Authority,
     Water Pollution Control Project,
     Ser A, RB, FGIC
       5.000%, 12/15/10                                   1,000           1,052
   Burlington County, Bridge
     Commissioner, Government Loan
     Program, RB
     Callable 10/15/12 @ 100
       5.000%, 10/15/13                                   1,290           1,371
   Burlington County, Bridge
     Commissioner, Government Loan
     Program, RB, AMBAC
       5.000%, 05/15/11                                   1,230           1,295
       5.000%, 12/15/13                                   1,000           1,067
   Camden County, Municipal Utilities
     Authority, County Agreement Project,
     Ser B, RB, FGIC
       5.000%, 07/15/15                                   1,750           1,856
   Cumberland County, Improvement
     Authority, County Guaranteed
     Project, RB, MBIA
       5.000%, 01/01/13                                     500             530
   East Orange, Ser A, GO, FSA
       5.000%, 08/01/12                                   1,185           1,266
   Freehold, Regional High School
     District, GO, FGIC
       5.000%, 03/01/15                                   1,280           1,362

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Garden State, Preservation Trust,
     Ser C, RB, FSA
       5.250%, 11/01/21                           $       2,230   $       2,359
       5.125%, 11/01/16                                   1,000           1,085
   Gloucester, Industrial Pollution
     Authority, Pollution Control-
     Exxonmobile Project, RB (A)
     Callable 03/07/08 @ 100
       3.450%, 01/01/22                                     115             115
   Jersey City, General Improvements,
     Ser A, GO, FSA
       6.250%, 10/01/11                                   1,225           1,347
   Jersey City, General Improvements,
     Ser B, GO, FSA (B)
     Pre-Refunded @ 102
       5.000%, 09/01/20                                   1,005           1,085
   Lacey, Municipal Utilities Authority,
     RB, AMBAC
     Callable 12/01/17 @ 100
       5.000%, 12/01/19                                     550             564
   Lafayette Yard, Community
     Development Authority, Trenton
     Hotel/Conference Center Project,
     RB, MBIA (B)
     Pre-Refunded @ 101
       6.125%, 04/01/16                                     500             538
       5.250%, 04/01/12                                     540             572
   Mantua Township, School Board
     Reserve Fund, GO, MBIA (B)
     Pre-Refunded @ 100
       5.700%, 03/01/12                                     850             877
   New Jersey State, Casino
     Reinvestment Development
     Authority, Ser A, RB, MBIA
       5.000%, 06/01/14                                   3,000           3,202
   New Jersey State, Economic
     Development Authority, Masonic
     Charity Foundation Project, RB
     Callable 06/01/11 @ 102
       5.000%, 06/01/12                                     890             934
   New Jersey State, Economic
     Development Authority, Motor
     Vehicle Surcharge Revenue Project,
     Ser A, RB, MBIA
     Callable 07/01/14 @ 100
       5.250%, 07/01/15                                   2,000           2,107
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project, RB,
     FGIC (B)
     Pre-Refunded @ 100
       5.000%, 09/01/26                                   1,900           2,049


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 57

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project, Ser C,
     RB, MBIA (B)
     Pre-Refunded @ 100
       5.000%, 06/15/20                           $       3,200   $       3,407
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser G, RB, AMBAC (B)
     Pre-Refunded @ 100
       5.000%, 09/01/23                                   1,550           1,664
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser I, RB
       5.000%, 09/01/13                                   1,000           1,067
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project, Ser I,
     RB (B)
     Pre-Refunded @ 100
       5.250%, 09/01/24                                   1,275           1,390
   New Jersey State, Economic
     Development Authority, Ser K, RB,
     AMBAC
     Callable 12/15/15 @ 100
       5.250%, 12/15/16                                   1,485           1,590
   New Jersey State, Economic
     Development Authority, Trenton
     Office Complex, RB, FSA
       5.250%, 06/15/11                                   1,400           1,494
   New Jersey State, Educational Facilities
     Authority, Fairleigh Dickinson
     Project, Ser C, RB
       6.000%, 07/01/12                                   1,670           1,745
   New Jersey State, Educational Facilities
     Authority, Princeton University
     Project, Ser E, RB
       5.000%, 07/01/15                                   2,500           2,703
   New Jersey State, Educational Facilities
     Authority, Princeton University
     Project, Ser F, RB (A)
     Callable 04/01/08 @ 100
       3.430%, 07/01/23                                     170             170
   New Jersey State, Educational Facilities
     Authority, Ramapo College Project,
     Ser I, RB, AMBAC
     Callable 07/01/17 @ 100
       5.000%, 07/01/18                                   1,620           1,685
   New Jersey State, Educational Facilities
     Authority, Ser I, RB, FGIC (B)
     Pre-Refunded @ 100
       5.125%, 07/01/13                                   1,500           1,616

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Environmental
     Infrastructure Trust, Wastewater
     Treatment Project, Ser C, RB
       5.000%, 07/01/11                           $       1,125   $       1,192
   New Jersey State, Garden State,
     Preservation Trust, Ser A, RB, FSA
       5.250%, 11/01/11                                   2,000           2,147
   New Jersey State, GO (B)
     Pre-Refunded @ 100
       6.000%, 05/01/13                                     500             533
   New Jersey State, Health Care Facilities
     Financing Authority, Atlantic Care
     Medical Center Project, RB
     Callable 07/01/17 @ 100
       5.000%, 07/01/21                                   2,000           1,964
   New Jersey State, Health Care Facilities
     Financing Authority, Burdette Tomlin
     Memorial Hospital Project, RB
     Callable 07/01/09 @ 101
       5.250%, 07/01/11                                     535             549
   New Jersey State, Health Care Facilities
     Financing Authority, Children's
     Specialized Hospital Project,
     Ser A, RB
     Callable 07/01/15 @ 100
       5.000%, 07/01/18                                     200             195
   New Jersey State, Health Care Facilities
     Financing Authority, Children's
     Specialized Hospital Project,
     Ser A, RB
       5.000%, 07/01/12                                     400             409
       5.000%, 07/01/14                                     510             517
   New Jersey State, Health Care Facilities
     Financing Authority, Health Systems
     Obligation Group, Ser A, RB
       5.000%, 07/01/08                                   1,000           1,004
   New Jersey State, Health Care Facilities
     Financing Authority, RWJ Health
     Care Corporation Project, Ser B, RB,
     Radian Insured
       5.000%, 07/01/13                                   1,000           1,050
       5.000%, 07/01/14                                     570             599
   New Jersey State, Health Care Facilities
     Financing Authority, South Jersey
     Hospital Project, RB
     Callable 07/01/16 @ 100
       5.000%, 07/01/17                                   1,875           1,884
   New Jersey State, Highway Authority,
     Garden State Parkway Project, RB,
     FGIC (C)
       5.500%, 01/01/12                                   1,700           1,835


--------------------------------------------------------------------------------
58                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Highway Authority,
     Garden State Parkway Project, RB,
     FGIC (B)
     Pre-Refunded @ 100
       5.250%, 01/01/18                           $       1,480   $       1,584
   New Jersey State, Ser H, GO
       5.250%, 07/01/11                                   2,000           2,134
       5.250%, 07/01/12                                   2,000           2,152
   New Jersey State, Ser H, GO, FSA
       5.250%, 07/01/15                                   1,485           1,624
   New Jersey State, Transportation
     Administration, Federal
     Transportation Grants, Ser B, COP,
     AMBAC
       5.500%, 09/15/11                                   3,450           3,665
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB (C)
       5.500%, 06/15/13                                   1,070           1,168
       5.000%, 06/15/10                                     165             172
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB, FGIC (C)
       5.250%, 06/15/13                                   1,065           1,150
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB, FSA
       5.500%, 12/15/16                                   3,000           3,314
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser B, RB, FGIC
       5.500%, 12/15/20                                   2,000           2,113
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser B, RB, MBIA (B)
     Pre-Refunded @ 100
       5.000%, 12/15/21                                   1,110           1,182
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser C, RB (B)
     Pre-Refunded @ 100
       5.500%, 06/15/13                                   2,420           2,643
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser C, RB, FGIC (C)
       5.250%, 06/15/12                                   2,500           2,676
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser C, RB, FGIC (B)
     Pre-Refunded @ 100
       5.250%, 06/15/16                                   1,165           1,264

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser C, RB, FSA (C)
       5.750%, 12/15/14                           $       2,070   $       2,331
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser C, RB, MBIA (C)
       5.250%, 06/15/13                                   3,000           3,240
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser D, RB, AMBAC (B)
     Pre-Refunded @ 100
       5.000%, 06/15/17                                   2,115           2,275
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA
       5.750%, 01/01/10                                   1,615           1,687
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA (C)
       6.000%, 01/01/11                                   1,000           1,080
   Ocean County, Waste Utilities Authority,
     RB
       5.250%, 01/01/10                                   1,305           1,337
   Passaic Valley, Sewer Authority, Ser F,
     RB, FGIC
       5.000%, 12/01/12                                   1,270           1,351
   Rahway, COP, MBIA
     Callable 02/15/10 @ 202
       5.400%, 02/15/13                                     475             494
       5.300%, 02/15/12                                     450             469
   Southeast Morris County, Water
     Authority, RB, MBIA
     Callable 01/01/11 @ 100
       5.000%, 01/01/13                                   1,215           1,257
   Trenton, GO, MBIA
       5.000%, 12/01/11                                   1,360           1,443
   West Orange, GO (B)
     Pre-Refunded @ 100
       5.450%, 02/15/13                                     980           1,029
   West Windsor Plainsboro, Regional
     School District, GO, FSA
       5.000%, 12/01/12                                   1,100           1,180
       5.000%, 09/15/15                                     540             584
       5.000%, 09/15/16                                   1,075           1,158
       5.000%, 09/15/17                                     635             680
                                                                  --------------
                                                                        110,970
                                                                  --------------
NEW YORK -- 2.5%

   Port Authority New York & New Jersey,
     One Hundred Forty Eighth Project,
     RB, FSA
     Callable 08/15/17 @ 100
       5.000%, 08/15/19                                   3,000           3,149
                                                                  --------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 59

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund (Concluded)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------

PENNSYLVANIA -- 0.6%
   Delaware River Joint Toll Bridge
     Commission, Ser A, RB, MBIA
       5.000%, 07/01/16                           $         730   $         775
                                                                  --------------

PUERTO RICO -- 7.6%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser JJ, RB, XLCA
       5.375%, 07/01/17                                   1,000           1,037
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser UU, RB, MBIA
       5.000%, 07/01/19                                   1,000           1,010
   Puerto Rico Commonwealth,
     Government Development Bank
     Authority, Ser B, RB
       5.000%, 12/01/14                                   1,000           1,034
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser E,
     RB, FSA
       5.500%, 07/01/12                                   1,015           1,094
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO,
     FGIC
       5.500%, 07/01/16                                   1,000           1,060
       5.500%, 07/01/19                                   2,600           2,704
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO,
     MBIA
       5.500%, 07/01/18                                   1,000           1,047
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO,
     XLCA
       5.500%, 07/01/17                                     500             521
                                                                  --------------
                                                                          9,507
                                                                  --------------
Total Municipal Bonds
     (Cost $124,789) ($ Thousands)                                      124,401
                                                                  --------------

CASH EQUIVALENT -- 0.0%
     SEI Tax Exempt Trust, Institutional
       Tax Free Fund, Cl A, 3.61% (D)                     1,597               2
                                                                  --------------
Total Cash Equivalent
     (Cost $2) ($ Thousands)                                                  2
                                                                  --------------
Total Investments -- 99.0%
     (Cost $124,791) ($ Thousands)                                $     124,403
                                                                  ==============

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $125,702 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(C)   Security is escrowed to maturity.

(D)   The rate reported is a 7-day effective yield.

AMBAC -- American Municipal Bond Assurance Corporation
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Investors Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
60                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

New York Municipal Bond Fund

February 29, 2008

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Transportation                                                            22.7%
Education                                                                 19.4%
General Obligations                                                       12.8%
General Revenue                                                           12.6%
Industrial Development                                                     8.1%
Housing                                                                    5.0%
Power                                                                      4.7%
Public Facilities                                                          3.9%
Water                                                                      3.7%
Pollution Control                                                          2.6%
Healthcare                                                                 2.5%
Utilities                                                                  2.0%
Short Term Investment                                                      0.0%

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 99.0%

NEW YORK -- 86.4%
   Amherst, Industrial Development
      Agency, Civic Center Project,
      Ser A, RB, Radian Insured (A)
         4.200%, 10/01/31                         $         485   $         488
   Cornwall, Central School District,
      GO, FGIC
         5.000%, 10/15/14                                   525             556
   Dutchess County, Industrial
      Development Agency, Bard College
      Civic Facilities Project, Ser A-1, RB
         5.000%, 08/01/17                                   500             515
   Dutchess County, Industrial
      Development Agency, IBM Project,
      AMT, RB (A)
      Callable 12/01/09 @ 100
         5.450%, 12/01/29                                 1,500           1,555
   Islip, Resource Recovery Agency,
      Ser F, AMT, RB, FSA
         5.000%, 07/01/12                                 1,000           1,052
   Long Island, Power Authority,
      New York Electric Systems Project,
      Ser A, RB, FSA (B)
         5.500%, 12/01/12                                 1,500           1,643
         5.500%, 12/01/13                                 1,475           1,629
   Long Island, Power Authority, Ser E,
      RB, FGIC
      Callable 12/01/16 @ 100
         5.000%, 12/01/17                                   500             519
   Long Island, Power Authority, Ser E,
      RB, MBIA
      Callable 12/01/16 @ 100
         5.000%, 12/01/18                                 1,215           1,251
   Long Island, Power Authority, Ser F,
      RB, MBIA
         5.000%, 05/01/15                                 1,000           1,060

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Metropolitan New York, Transportation
      Authority, Ser A, RB
         5.000%, 11/15/13                         $       1,000   $       1,063
   Metropolitan New York, Transportation
      Authority, Ser A, RB, FGIC
      Callable 11/15/11 @ 100
         5.250%, 11/15/12                                 1,000           1,061
         5.000%, 11/15/18                                 1,000           1,017
   Metropolitan New York, Transportation
      Authority, Ser A, RB, MBIA
         5.000%, 11/15/11                                 1,550           1,646
         5.000%, 11/15/14                                 1,290           1,371
   Metropolitan New York, Transportation
      Authority, Ser C, RB
         5.000%, 11/15/12                                 1,000           1,061
   Metropolitan New York, Transportation
      Authority, Ser C, RB, AMBAC
         5.000%, 11/15/13                                 1,000           1,068
   Metropolitan Transportation Authority,
      Ser A, RB, FGIC (C)
      Pre-Refunded @ 100
         5.000%, 11/15/11                                 1,500           1,600
   Nassau County, Healthcare Facilities
      Authority, RB, FSA (C)
      Pre-Refunded @ 102
         6.000%, 08/01/11                                 1,000           1,068
   Nassau County, Interim Finance
      Authority, Second Ser A, RB, MBIA
         5.000%, 11/15/14                                   500             538
   Nassau County, Interim Finance
      Authority, Second Ser A-1, RB,
      AMBAC
      Callable 11/15/11 @ 100
         5.375%, 11/15/14                                    75              79
   Nassau County, Interim Finance
      Authority, Second Ser A-1, RB,
      AMBAC (C)
      Pre-Refunded @ 100
         5.375%, 11/15/14                                   175             189
   Nassau County, Ser A, GO, FGIC
         6.000%, 07/01/10                                   100             106
   New York & New Jersey, Port Authority,
      85th Ser, RB, AMBAC
         5.200%, 09/01/15                                 1,215           1,306
   New York City, GO, AMBAC (C)
      Pre-Refunded @ 100
         5.500%, 06/01/13                                   500             551
   New York City, Housing Development
      Authority, Capital Funding Program,
      Ser A, RB, FGIC
         5.000%, 07/01/12                                 1,000           1,063


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 61

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Housing Development
      Authority, Capital Funding Program,
      Ser A, RB, FGIC
      Callable 07/01/15 @ 100
         5.000%, 07/01/16                         $       2,975   $       3,139
   New York City, Industrial Development
      Agency, Terminal One Group
      Association Project, AMT, RB
         5.500%, 01/01/14                                 1,000           1,046
         5.000%, 01/01/10                                   750             768
   New York City, Mount Sinai School
      District, GO, AMBAC
         6.200%, 02/15/14                                   500             562
   New York City, Municipal Water
      Finance Authority, RB, BONY (C)
      Pre-Refunded @ 101
         5.500%, 06/15/10                                   750             799
   New York City, Municipal Water
      Finance Authority, Ser D, RB
         5.000%, 06/15/12                                   570             609
   New York City, Municipal Water
      Finance Authority, Ser F-2, RB (A)
      Callable 03/17/08 @ 100
         3.840%, 06/15/35                                   500             500
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser A, RB,
      AMBAC (B)
         5.875%, 06/15/13                                   750             838
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser A, RB,
      FGIC (B)
         6.000%, 06/15/10                                 1,000           1,071
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser C, RB (A)
      Callable 03/17/08 @ 100
         3.540%, 06/15/33                                   200             200
   New York City, Ser A, GO (B)
         5.250%, 11/01/09                                   110             115
   New York City, Ser A, GO
         5.250%, 11/01/09                                   140             145
         5.000%, 08/01/09                                   500             515
         5.000%, 08/01/10                                 1,000           1,044
   New York City, Ser B, GO, FSA
         5.250%, 08/01/13                                 2,000           2,174
   New York City, Ser C, GO, CIFG
         5.000%, 08/01/14                                 1,500           1,591
   New York City, Ser C, GO, MBIA
         5.000%, 08/01/15                                   750             798
   New York City, Ser C, GO, MBIA
      Callable 08/01/14 @ 100
         5.000%, 08/01/17                                   500             521

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Ser G, GO
         5.000%, 08/01/15                         $         705   $         746
   New York City, Ser G, GO, AMBAC
      Callable 02/01/16 @ 100
         5.000%, 08/01/17                                   725             758
   New York City, Ser H, GO
         5.000%, 08/01/13                                   840             891
   New York City, Ser H, GO, FGIC
      Callable 08/01/14 @ 100
         5.000%, 08/01/15                                   750             788
   New York City, Ser H, GO, FGIC
         6.000%, 08/01/12                                   750             823
   New York City, Ser I, GO
         5.000%, 08/01/11                                   500             526
   New York City, Ser I, GO, MBIA
         5.000%, 08/01/13                                   500             531
   New York City, Ser M, GO
         5.000%, 04/01/13                                   700             741
   New York City, Ser J, Sub-Ser J-1, GO
      Callable 06/01/16 @ 100
         5.000%, 06/01/17                                   300             312
   New York City, Sub-Ser F-1, GO
         5.000%, 09/01/13                                   750             796
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Ser A, RB (A) (D)
      Callable 11/01/11 @ 100
         5.500%, 11/01/11                                   750             801
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Ser B, RB
         5.000%, 11/01/13                                 1,000           1,080
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Ser B, RB (A) (D)
      Callable 02/01/11 @ 100
         5.250%, 02/01/29                                   750             790
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Ser B, RB (C)
      Pre-Refunded @ 101
         6.000%, 11/15/10                                   500             539
         5.000%, 11/15/09                                   305             310
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Ser C, RB
         5.500%, 02/01/09                                   605             622
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Ser D-2, RB
      Callable 05/01/14 @ 100
         5.000%, 11/01/14                                 1,000           1,074


--------------------------------------------------------------------------------
62                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Transitional Finance
      Authority, Ser S-1, RB, FGIC
         5.000%, 07/15/16                         $         350   $         368
   New York City, Transportation Facilities
      Authority, Livingston Plaza Project,
      RB, FSA (B)
         5.400%, 01/01/18                                   105             114
   New York State, Dormitory Authority,
      Aids Long-Term Health Care
      Facilities, RB
         5.000%, 11/01/10                                 1,500           1,561
   New York State, Dormitory Authority,
      City University System, Special
      Obligation, Ser D, RB, FGIC
         5.750%, 07/01/12                                 1,000           1,061
   New York State, Dormitory Authority,
      City University System Construction
      Project, 5th General, Ser A,
      RB, FGIC
         5.000%, 07/01/13                                 2,000           2,133
   New York State, Dormitory Authority,
      Education Project, Ser D, RB
         5.000%, 03/15/14                                 1,000           1,076
   New York State, Dormitory Authority,
      Educational Facilities Project,
      Ser A, RB
         5.500%, 05/15/13                                   810             872
   New York State, Dormitory Authority,
      Interfaith Medical Center Project, RB
         5.000%, 02/15/18                                 1,000           1,029
   New York State, Dormitory Authority,
      Manhattan College, RB,
      Radian Insured
         5.500%, 07/01/11                                   900             951
   New York State, Dormitory Authority,
      Mental Health Project, Ser G, RB,
      AMBAC
         5.250%, 08/15/09                                   385             399
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Improvement Project, Ser C,
      RB, FGIC
         5.000%, 02/15/13                                   800             847
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Improvement Project, Ser D,
      RB, FGIC
      Callable 02/15/15 @ 100
         5.000%, 02/15/16                                 1,500           1,574
         5.000%, 08/15/19                                 2,000           2,041

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Project, Ser B, RB
         6.500%, 08/15/08                         $         250   $         254
         6.500%, 08/15/09                                   400             421
   New York State, Dormitory Authority,
      Montefiore Medical Center Project,
      RB, FGIC
         5.000%, 02/01/13                                   500             529
   New York State, Dormitory Authority,
      New York State Department of
      Health, RB
         5.250%, 07/01/13                                   500             538
   New York State, Dormitory Authority,
      New York University Project,
      Ser A, RB, MBIA
         6.000%, 07/01/19                                   100             113
   New York State, Dormitory Authority,
      Rochester Institute of Technology,
      Ser A, RB, AMBAC
         5.000%, 07/01/12                                 1,000           1,063
         5.000%, 07/01/13                                 1,000           1,067
   New York State, Dormitory Authority,
      Ryan/Clinton Community Health
      Project, RB
         5.400%, 07/01/09                                   250             259
   New York State, Dormitory Authority,
      Ser B, RB
         5.000%, 07/01/15                                   740             783
         5.000%, 07/01/16                                   655             699
   New York State, Dormitory Authority,
      Ser B, RB (A)
      Callable 05/15/12 @ 100
         5.250%, 11/15/23                                 5,500           5,837
   New York State, Dormitory Authority,
      Ser B, RB, XLCA (A)
         5.250%, 07/01/32                                 1,750           1,845
   New York State, Dormitory Authority,
      Siena College, RB, MBIA
         5.000%, 07/01/16                                   500             532
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, RB, MBIA (C)
      Pre-Refunded @ 101
         6.000%, 05/15/15                                 1,000           1,080
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, Ser A, RB, AMBAC
         5.250%, 05/15/15                                 1,170           1,265
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, Ser A, RB, FGIC
         7.500%, 05/15/13                                   600             710


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 63

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB
         5.750%, 06/15/08                         $           5   $           5
         5.750%, 06/15/09                                     5               5
         5.750%, 06/15/10                                    35              37
         5.750%, 06/15/11                                   180             196
         5.750%, 06/15/12                                   105             116
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB (B)
         5.750%, 06/15/08                                    40              40
         5.750%, 06/15/09                                    40              42
         5.750%, 06/15/11                                   600             651
   New York State, Environmental
      Facilities Authority, Revolving
      Funds - New York City Municipal
      Water Project, Ser B, RB
         5.000%, 11/15/14                                 1,000           1,084
         5.000%, 11/15/16                                 1,000           1,081
   New York State, Environmental
      Facilities Authority, Revolving
      Funds - New York City Municipal
      Water Project, Ser C, RB
         5.000%, 06/15/15                                 1,475           1,587
   New York State, Environmental
      Facilities Authority, Revolving Funds,
      New York City Municipal Water,
      Ser E, RB
         5.000%, 06/15/14                                   750             810
   New York State, Environmental
      Facilities Authority, Revolving Funds,
      Ser E, RB, MBIA
         6.000%, 06/15/12                                 1,350           1,494
   New York State, Environmental
      Facilities Authority, Ser A, RB, FGIC
         5.250%, 12/15/13                                 1,000           1,087
   New York State, Environmental
      Facilities Authority, State Water
      Project, Ser A, RB (B)
         5.750%, 06/15/09                                     5               5
         5.750%, 06/15/11                                   240             260
   New York State, Local Assistance
      Project, Ser E, RB
         6.000%, 04/01/14                                 1,040           1,142
   New York State, Local Government
      Assistance Authority,
      Ser Senior A, RB
         5.000%, 04/01/16                                   500             535
   New York State, Mortgage Agency,
      Homeowner Mortgage Project,
      Ser 87, RB
      Callable 09/01/09 @ 100
         5.150%, 04/01/17                                   260             264

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Mortgage Agency,
      Homeowner Mortgage Project,
      Ser 98, RB
      Callable 04/01/11 @ 100
         5.050%, 10/01/17                         $         825   $         836
   New York State, Mortgage Agency,
      Ser 26th, RB
         5.200%, 04/01/08                                   500             500
   New York State, Mortgage Agency,
      Ser 26th, RB
      Callable 07/01/10 @ 100
         5.350%, 10/01/16                                   105             106
   New York State, Sales Tax Asset
      Receivables Project, Ser A,
      RB, MBIA
      Callable 10/15/14 @ 100
         5.000%, 10/15/17                                 1,000           1,044
   New York State, Thruway & Highway
      Board, Ser B, RB, FGIC
      Callable 04/07/08 @ 101
         5.250%, 04/01/11                                 1,000           1,011
   New York State, Thruway & Highway
      Board, Ser C, RB, MBIA
         5.500%, 04/01/12                                   750             810
   New York State, Thruway & Highway
      Board, Second Ser B, RB, FSA
         5.000%, 04/01/14                                 1,000           1,076
         5.000%, 04/01/15                                 3,000           3,229
   New York State, Thruway Authority,
      Ser A, RB
      Callable 09/15/17 @ 100
         5.000%, 03/15/18                                 1,000           1,060
   New York State, Thruway Authority,
      Ser H, RB, MBIA
         5.000%, 01/01/15                                   635             676
   New York State, Thruway Authority,
      Second Ser B, RB, FGIC
      Callable 10/01/15 @ 100
         5.000%, 04/01/16                                 1,000           1,067
   New York State, Thruway Authority,
      Second Ser B, RB, FSA
         5.000%, 04/01/13                                 2,175           2,336
   New York State, Thruway Authority,
      Transportation Project, Ser A,
      RB, FSA
         5.000%, 03/15/13                                   500             537
         5.000%, 03/15/14                                 1,000           1,075
   New York State, Tobacco Settlement
      Financing, Ser A-1, RB
      Callable 03/24/08 @ 100
         5.250%, 06/01/12                                    35              35


--------------------------------------------------------------------------------
64                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB (C)
      Pre-Refunded @ 101
         6.000%, 11/15/11                         $         750   $         809
   New York State, Triborough Bridge &
      Tunnel Authority, General Purpose
      Project, Ser SR, RB (B)
         5.500%, 01/01/12                                   430             454
   New York State, Triborough Bridge &
      Tunnel Authority, General Purpose
      Project, Ser X, RB (B)
         6.625%, 01/01/12                                 1,160           1,276
   New York State, Urban Development
      Authority, Personal Income Tax
      Project, Ser A-1, RB
         5.000%, 12/15/11                                   250             267
   New York State, Urban Development
      Authority, Personal Income Tax
      Project, Ser A-1, RB, AMBAC
         5.000%, 12/15/15                                 1,000           1,068
   New York State, Urban Development
      Authority, Personal Income Tax
      Project, Ser B, RB, FSA
         5.000%, 03/15/13                                 1,000           1,073
   New York State, Urban Development
      Authority, Ser A, RB
         5.500%, 01/01/17                                 1,395           1,470
         5.000%, 01/01/17                                   450             468
   New York State, Urban Development
      Authority, Ser A, RB (C)
      Pre-Refunded @ 100
         5.500%, 01/01/17                                   105             112
   New York State, Urban Development
      Authority, Service Contract, RB, FSA
         5.000%, 01/01/15                                   500             537
   New York State, Urban Development
      Authority, State Facilities Project, RB
         5.750%, 04/01/12                                 1,100           1,196
   New York State, Urban Development,
      Ser A1, RB
         5.000%, 12/15/16                                   250             268
   New York State, Urban Development,
      Ser C, RB
         5.000%, 03/15/17                                 2,145           2,293
   New York State, Urban Development,
      Ser E, RB
         5.000%, 01/01/15                                   500             530
   Port Authority of New York &
      New Jersey, JFK International Air
      Terminal Project, AMT, RB, MBIA
         6.250%, 12/01/09                                   500             523

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Port Authority of New York & New
      Jersey, One Hundred Thirty Ninth
      Project, AMT, RB, FGIC
         5.000%, 10/01/13                         $       1,000   $       1,048
   Port Authority of New York & New
      Jersey, Ser 131st, AMT, RB
      Callable 06/15/13 @ 101
         5.000%, 12/15/13                                 1,500           1,583
   Troy, Industrial Development Authority,
      Rensselaer Polytechnic Institute,
      Ser A, RB
         5.500%, 09/01/10                                   400             423
   TSASC, Ser 1, RB
      Callable 06/01/16 @ 100
         4.750%, 06/01/22                                 3,000           2,761
   Yonkers, Ser A, GO, FSA
         5.000%, 05/01/17                                   500             532
   Yonkers, Ser A, GO, MBIA
         5.000%, 08/01/13                                 1,500           1,601
                                                                  --------------
                                                                        130,770
                                                                  --------------
PUERTO RICO -- 12.4%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser QQ, RB, XLCA
         5.500%, 07/01/16                                   500             530
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser UU, RB, MBIA
         5.000%, 07/01/19                                   500             505
   Puerto Rico Commonwealth,
      Government Development Bank
      Authority, Ser B, RB
         5.000%, 12/01/11                                   500             521
         5.000%, 12/01/15                                   750             771
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, RB, FSA
         5.500%, 07/01/25                                 1,740           1,803
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser CC, RB
         5.000%, 07/01/16                                 2,100           2,147
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser E,
      RB, FSA
         5.500%, 07/01/19                                   750             807
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser Y,
      RB, MBIA
         6.250%, 07/01/14                                    10              11
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser Y,
      RB, MBIA (B)
         6.250%, 07/01/14                                   115             133


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 65

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Concluded)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Housing
      Finance Authority, Capital Funding
      Program, RB, HUD
         5.000%, 12/01/13                         $       1,500   $       1,562
   Puerto Rico Commonwealth,
      Infrastructure Financing Authority,
      Ser C, AMBAC
         5.500%, 07/01/16                                   500             532
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB (A)
      Callable 07/01/12 @ 100
         5.000%, 07/01/28                                 1,000           1,022
   Puerto Rico Commonwealth, Public
      Buildings Authority, Ser C, RB
         5.500%, 07/01/12                                   250             264
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A,
      RB (A) (E)
      Callable 02/01/12 @ 100
         5.750%, 08/01/27                                 2,850           2,978
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A, RB,
      MBIA (A) (E)
      Callable 02/01/12 @ 100
         5.250%, 08/01/29                                 1,000           1,023
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser E,
      RB (C)
      Pre-Refunded @ 100
         5.500%, 08/01/29                                   750             810
   Puerto Rico Commonwealth, Public
      Improvements Project, Ser C,
      GO (A)
         6.000%, 07/01/13                                 1,000           1,006
   Puerto Rico Commonwealth,
      Ser A, GO (A)
      Callable 07/01/12 @ 100
         5.000%, 07/01/30                                 1,000           1,022
   Puerto Rico Commonwealth,
      Ser B, GO (C)
      Pre-Refunded @ 100
         5.000%, 07/01/16                                   500             538
   Puerto Rico, Public Buildings Authority,
      Ser N, RB
         5.250%, 07/01/17                                   765             783
                                                                  --------------
                                                                         18,768
                                                                  --------------
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
VIRGIN ISLANDS -- 0.2%
   Virgin Islands, Public Finance
      Authority, Gross Receipts Taxes,
      Loan Note Project, Ser A, RB
         5.625%, 10/01/10                         $         220   $         227
                                                                  --------------
Total Municipal Bonds
   (Cost $149,559) ($ Thousands)                                        149,765
                                                                  --------------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 3.61% (F)                     44,930              45
                                                                  --------------
Total Cash Equivalent
   (Cost $45) ($ Thousands)                                                  45
                                                                  --------------
Total Investments -- 99.0%
   (Cost $149,604) ($ Thousands)                                  $     149,810
                                                                  ==============

Percentages are based on Net Assets of $151,326 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)   Security is escrowed to maturity.

(C) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(D)   Step Up/Down

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F)   The rate reported is a 7-day effective yield.

AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax (subject to)
CIFG   -- CDC IXIS Financial Guaranty
CL     -- Class
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assistance
GO     -- General Obligation
HUD    -- Housing Urban Development
MBIA   -- Municipal Bond Investors Association
Radian -- Radian Asset Assurance
RB     -- Revenue Bond
Ser    -- Series
XLCA   -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
66                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

California Municipal Bond Fund

February 29, 2008

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

General Obligations                                                        28.2%
Education                                                                  25.2%
Industrial Development                                                     13.8%
General Revenue                                                             7.1%
Water                                                                       6.6%
Power                                                                       5.1%
Public Facilities                                                           4.3%
Transportation                                                              3.4%
Utilities                                                                   3.1%
Healthcare                                                                  2.1%
Airports                                                                    0.8%
Pollution Control                                                           0.2%
Housing                                                                     0.1%
Short Term Investment                                                       0.0%

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 98.0%

CALIFORNIA -- 90.2%
   ABAG Finance Authority Not-For-Profit,
      Channing House Project, COP
         4.900%, 02/15/09                         $         275   $         276
   California State, Daily-Kindergarten
      University, Ser A-4, GO (A) (B)
      Callable 03/07/08 @ 100
         3.680%, 05/01/34                                 1,305           1,305
   California State, Department of Water
      Resources & Power, Ser A, RB,
      MBIA (C)
      Pre-Refunded @ 101
         5.375%, 05/01/22                                 2,500           2,730
   California State, Department of Water
      Resources & Power, Ser W, RB, FSA
         5.500%, 12/01/13                                 1,540           1,706
   California State, Department of Water
      Resources, Water Systems Project,
      Ser Y, RB, FGIC
      Callable 06/01/13 @ 100
         5.250%, 12/01/19                                 2,425           2,501
   California State, Economic Recovery
      Authority, Ser A, GO
         5.250%, 07/01/12                                 6,930           7,455
   California State, Economic Recovery
      Authority, Ser A, GO, MBIA
         5.250%, 07/01/13                                 2,000           2,164
   California State, Economic Recovery
      Authority, Ser C-5, GO (B)
      Callable 03/07/08 @ 100
         3.680%, 07/01/23                                 1,040           1,040

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   California State, Educational Facilities
      Authority, Santa Clara University
      Project, RB, AMBAC
         5.250%, 09/01/19                         $       1,250   $       1,315
   California State, Efficiency Financing
      Authority, Capital Improvements
      Project, COP, AMBAC (D)
         6.000%, 04/01/09                                    80              83
   California State, GO
         5.250%, 03/01/11                                 1,600           1,687
         5.250%, 02/01/18                                 2,000           2,101
         5.000%, 04/01/12                                10,000          10,526
         5.000%, 03/01/15                                 7,000           7,358
         5.000%, 10/01/16                                 3,225           3,376
   California State, GO
      Callable 08/01/13 @ 100
         5.250%, 02/01/14                                 4,000           4,235
   California State, GO, FSA
         5.000%, 09/01/16                                 2,000           2,144
   California State, GO, XLCA
         5.250%, 02/01/11                                 4,000           4,220
   California State, Health Facilities
      Financing Authority, Cedars-Sinai
      Medical Center Project, RB
         5.000%, 11/15/14                                 1,000           1,041
   California State, Housing Finance
      Agency, Ser B, Cl RB, RB (A) (B)
         3.650%, 02/01/31                                   270             270
   California State, Infrastructure &
      Economic Development Authority,
      Bay Area Toll Bridges Project,
      Ser A, RB, FSA (D)
         5.000%, 07/01/11                                 2,000           2,124
   California State, Infrastructure &
      Economic Development Authority,
      Workers Compensation Relief
      Project, Ser A, RB, AMBAC
         5.250%, 10/01/13                                 4,900           5,318
   California State, Pollution Control
      Financing Authority, Exxon Mobil,
      RB (B)
      Callable 03/07/08 @ 100
         3.550%, 04/01/17                                   435             435
   California State, Public Works Board,
      Butterfield Street Project,
      Ser A, RB
         5.000%, 06/01/15                                 1,000           1,040
   California State, Public Works Board,
      Community College Project,
      Ser B, RB, FGIC
      Callable 03/01/17 @ 100
         5.000%, 03/01/20                                 2,000           2,010


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 67

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   California State, Public Works Board,
      Department of Corrections State
      Prison Project, Ser E, RB, MBIA
         6.000%, 06/01/10                         $       1,500   $       1,595
   California State, Public Works Board,
      Department of General Services,
      Ser A, RB, FSA
      Callable 04/01/16 @ 100
         5.000%, 04/01/17                                 1,560           1,625
   California State, Public Works Board,
      University Project, Ser A, RB, FGIC
         5.250%, 10/01/17                                 1,380           1,473
   California State, Union Elementary
      School District, Ser B, GO,
      FGIC (C)
      Pre-Refunded @ 100
         5.375%, 09/01/13                                 1,000           1,086
   California Statewide, Communities
      Development Authority, Health
      Facilities-Adventist Health Project,
      Ser A, RB
         5.000%, 03/01/15                                 1,385           1,408
   California Statewide, Communities
      Development Authority, Huntington
      Memorial Hospital, RB
         5.000%, 07/01/15                                 2,860           2,955
   California Statewide, Communities
      Development Authority, RB
      Callable 11/15/10 @ 100
         4.500%, 11/15/13                                 3,000           3,035
   California Statewide, Communities
      Development Authority, Redlands
      Community Hospital, Ser A, RB,
      Radian Insured
         5.000%, 04/01/14                                 1,000           1,034
   Cerritos Community College, Ser A,
      GO, MBIA (C)
      Pre-Refunded @ 101
         5.000%, 08/01/13                                 1,170           1,270
   Charter Oak, Unified School District,
      Ser B, GO, FSA (C)
      Pre-Refunded @ 100
         5.000%, 07/01/13                                 1,500           1,614
   Corona-Norca, Unified School District,
      Capital Appreciations Project, Ser B,
      GO, FSA (E)
         5.600%, 09/01/13                                 1,000             809
         5.500%, 09/01/12                                 1,005             854
   Del Mar, Race Track Authority, RB
         5.000%, 08/15/10                                   700             710

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Fontana, Redevelopment Agency,
      Jurupa Hills Redevelopment
      Project, Ser A, TA
      Callable 10/01/09 @ 101
         5.200%, 10/01/10                         $       1,615   $       1,675
   Fontana, Redevelopment Agency,
      Jurupa Hills Redevelopment
      Project, Ser A, TA
         5.100%, 10/01/09                                   360             370
   Fremont, Union High School District,
      GO, FGIC
         5.000%, 09/01/13                                 2,325           2,486
   Fresno, Joint Powers Financing
      Authority, TA, AMBAC
      Callable 08/01/10 @ 102
         5.500%, 08/01/15                                 1,445           1,527
   Golden West Schools, Financing
      Authority, Yorba Linda University,
      RB, AMBAC
         5.500%, 08/01/21                                 1,500           1,585
   Hacienda La Puente, Capital
      Appreciation Project, Ser A, GO,
      MBIA (E) (F)
         5.450%, 08/01/15                                 1,200             866
   Huntington Beach, Union High School
      District, Election 2004 Project,
      GO, FSA
      Callable 08/01/14 @ 100
         5.000%, 08/01/15                                 1,165           1,247
   Intermodal, Container Transfer Facility,
      Joint Powers Authority, Ser A, RB,
      AMBAC
         5.000%, 11/01/10                                 1,465           1,539
   Irvine Ranch, Water District, Ser A
      Cl RB, RB (A) (B)
      Callable 04/01/08 @ 100
         3.650%, 05/01/09                                   500             500
   Loma Linda, University Medical
      Center, Ser A, RB
         5.000%, 12/01/15                                 1,575           1,592
   Los Angeles, Ser A, GO, MBIA
         5.250%, 09/01/13                                 1,180           1,277
   Los Angeles, Sonnelblick Del Rio
      West, COP, AMBAC
         5.375%, 11/01/10                                 1,295           1,375
   Los Angeles, Unified School District,
      GO, MBIA
         5.500%, 07/01/11                                 2,000           2,150
   Los Angeles, Unified School District,
      Ser A, GO, FSA (C)
      Pre-Refunded @ 100
         5.250%, 07/01/13                                 1,250           1,360


--------------------------------------------------------------------------------
68                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Los Angeles, Unified School District,
      Ser A-2, GO, FGIC
      Callable 07/01/14 @ 100
         5.000%, 07/01/16                         $       3,620   $       3,806
   M-S-R Public Power Agency,
      Ser K, RB, MBIA
         5.000%, 07/01/13                                 2,600           2,776
   North Orange County, Community
      College District, Election of 2002
      Project, Ser B, GO, FGIC (C)
      Pre-Refunded @ 100
         5.000%, 08/01/17                                 1,250           1,355
   Ontario, Redevelopment Financing
      Authority, Center City & Cimarron
      Project No. 1, RB, MBIA
         5.000%, 08/01/11                                 1,270           1,319
   Orange County, Water District
      Authority, Ser B, COP, MBIA
         4.500%, 08/15/13                                 1,350           1,410
   Palo Alto, Unified School District,
      GO, FSA
      Callable 08/01/15 @ 100
         5.000%, 08/01/16                                 1,195           1,273
   Pasadena, Unified School District, GO,
      FGIC
         5.000%, 11/01/13                                 2,000           2,142
   Rancho Cucamonga, Redevelopment
      Agency, Ranch Redevelopment
      Project, Ser A, TA, AMBAC
      Callable 09/01/14 @ 100
         5.000%, 09/01/15                                 2,000           2,100
   Rancho Mirage, Powers Authority,
      Eisenhower Medical Center Project,
      Ser A, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/21                                 1,000             984
   Rancho Santiago, Community College
      District, GO, FSA
         5.250%, 09/01/17                                 1,825           1,989
   Redwood City, Elementary School
      District, GO, FGIC
         5.000%, 08/01/15                                 2,275           2,424
   Riverside, Community College District,
      GO, FSA
      Callable 08/01/15 @ 100
         5.000%, 08/01/18                                 1,700           1,771
   Riverside, Electric Authority, RB, FSA
      Callable 10/01/11 @ 101
         5.250%, 10/01/13                                 2,485           2,653
   Riverside, Public Financing Authority,
      COP
         5.400%, 05/15/09                                 2,005           2,028

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Sacramento, Municipal Utility District,
      Ser S, RB, MBIA
         5.000%, 11/15/13                         $       1,400   $       1,504
   San Buenaventura, Ser B, COP,
      AMBAC
         5.000%, 01/01/12                                 1,455           1,538
   San Diego, Burnham Institution for
      Med Resh Project, COP
      Callable 09/01/15 @ 102
         5.000%, 09/01/16                                   575             556
   San Diego, Redevelopment Agency,
      Centre City Redevelopment Project,
      Ser A, RB
         5.450%, 09/01/09                                   175             179
         5.350%, 09/01/08                                   175             176
   San Diego, Redevelopment Agency,
      Centre City Redevelopment Project,
      Ser A, TA, XLCA
         5.000%, 09/01/13                                 1,300           1,380
   San Diego, Unified School District,
      Election of 1998 Project, Ser B,
      GO, MBIA
         6.050%, 07/01/18                                 2,650           2,981
   San Francisco Bay Area, Bay Area Toll
      Authority, Ser F, RB
         5.000%, 04/01/13                                 1,000           1,070
   San Francisco, City & County Authority,
      Issue 29 Project, Ser B, RB, FGIC
         5.000%, 05/01/12                                 1,555           1,648
   San Francisco, City & County Authority,
      Ser A, RB, FSA
         5.000%, 11/01/12                                 6,000           6,434
   San Francisco, Community College
      District, Ser B, GO, FSA
      Callable 06/15/14 @ 100
         5.000%, 06/15/15                                 3,000           3,206
   San Francisco, Community College
      District, Ser B, GO, FSA
         5.000%, 06/15/14                                 3,040           3,279
   San Francisco, State Building Authority,
      California State & San Francisco
      Civic Center, Ser A, RB, FGIC
      Callable 12/01/15 @ 100
         5.000%, 12/01/16                                 3,500           3,585
   San Joaquin County, Capital Facilities
      Project, COP, MBIA
         5.500%, 11/15/13                                 1,000           1,084
   San Jose, Redevelopment Agency,
      Merged Area Development Project,
      Ser D, TA, AMBAC
      Callable 08/01/17 @ 100
         5.000%, 08/01/21                                 5,000           4,909


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 69

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Concluded)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   San Jose, Unified School District/
      Santa Clara County, Election of
      2002, Ser C, GO, FGIC
      Callable 08/01/16 @ 100
         5.250%, 08/01/19                         $       2,050   $       2,125
   San Ramon Valley, Unified School
      District, Election 2002, GO, FSA
      Callable 08/01/14 @ 100
         5.250%, 08/01/17                                 1,475           1,580
   Santa Clara Valley, Water District
      Authority, Ser A, RB, FSA
      Callable 06/01/16 @ 100
         5.000%, 06/01/19                                 2,185           2,258
   Santa Fe Springs, Community
      Development Commission,
      Construction Redevelopment
      Project, Ser A, TA, MBIA
         5.000%, 09/01/15                                 2,585           2,747
   Santa Fe Springs, Community
      Development Commission,
      Ser A, TA, MBIA
         5.000%, 09/01/10                                 1,950           2,048
   Santa Monica, Malibu School District,
      GO, FGIC
         5.250%, 08/01/11                                 2,095           2,246
   Santa Rosa, Wastewater Authority,
      Ser A, RB, AMBAC
         5.000%, 09/01/16                                 2,000           2,100
   Saugus, Union School District, Ser B,
      GO, FSA (C)
      Pre-Refunded @ 100
         5.000%, 08/01/26                                 1,375           1,490
   South San Francisco, School District,
      RB, MBIA
         5.000%, 09/15/17                                 1,070           1,132
   Stockton, Essential Services
      Building/Parking Facility, COP (D)
         5.000%, 08/01/09                                   280             290
   Sunnyvale, Water Financing Authority,
      RB, AMBAC
      Callable 10/01/11 @ 100
         5.250%, 10/01/13                                 1,595           1,683
   Tulare, Local Health Care District, RB
         5.000%, 11/01/15                                   525             516
         5.000%, 11/01/16                                   550             536
   University of California, Regents
      Medical Center, Ser A, RB, MBIA
      Callable 05/15/15 @ 101
         5.000%, 05/15/16                                 1,000           1,064
   University of California, Regents
      Medical Center, Ser A, RB, MBIA
         5.000%, 05/15/13                                 2,000           2,132

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   University of California, Ser K,
      RB, MBIA
      Callable 05/15/15 @ 101
         5.000%, 05/15/20                         $       5,790   $       5,915
   Val Verde, Unified School District,
      COP, FGIC (C)
      Pre-Refunded @ 100
         5.250%, 01/01/16                                 1,000           1,090
         5.250%, 01/01/22                                 1,500           1,634
   Val Verde, Unified School District,
      COP, FGIC (D)
         5.000%, 01/01/14                                   500             537
   Whittier, High School District,
      GO, MBIA
      Callable 08/01/15 @ 100
         5.000%, 08/01/20                                 1,485           1,509
                                                                  --------------
                                                                        203,668
                                                                  --------------
GUAM -- 0.5%
   Guam, Ser A, RB, FSA
         5.500%, 12/01/10                                 1,000           1,066
                                                                  --------------
PUERTO RICO -- 7.3%
   Puerto Rico Commonwealth,
      Electric Power Authority,
      RB, MBIA
         5.000%, 07/01/20                                 1,700           1,667
   Puerto Rico Commonwealth,
      Government Development Bank
      Authority, Ser B, RB
         5.000%, 12/01/14                                 1,250           1,293
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser K, RB (C)
      Pre-Refunded @ 100
         5.000%, 07/01/40                                 1,210           1,306
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser W, RB, MBIA
         5.500%, 07/01/13                                 3,400           3,630
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser X, RB, FSA
         5.500%, 07/01/15                                 1,490           1,635
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB,
      CIFG
         5.500%, 07/01/16                                 1,000           1,064
   Puerto Rico Commonwealth, Public
      Improvements Authority, GO, MBIA
         5.250%, 07/01/12                                 2,000           2,103


--------------------------------------------------------------------------------
70                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Public
      Improvements Authority, Ser A,
      GO, FGIC
         5.500%, 07/01/13                         $       2,500   $       2,663
   Puerto Rico Commonwealth, Public
      Improvements Project, GO, MBIA
         5.250%, 07/01/15                                 1,000           1,049
                                                                  --------------
                                                                         16,410
                                                                  --------------
Total Municipal Bonds
   (Cost $221,988) ($ Thousands)                                        221,144
                                                                  --------------

TAX EXEMPT CORPORATE BOND -- 0.8%

CALIFORNIA -- 0.8%
   San Manuel Entertainment
      Callable 12/01/13 @ 102
         4.500%, 12/01/16                                 2,000           1,886
                                                                  --------------
Total Tax Exempt Corporate Bond
   (Cost $2,000) ($ Thousands)                                            1,886
                                                                  --------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 3.61% (F)                      1,854               2
                                                                  --------------
Total Cash Equivalent
   (Cost $2) ($ Thousands)                                                    2
                                                                  --------------
Total Investments -- 98.8%
   (Cost $223,990) ($ Thousands)                                  $     223,032
                                                                  ==============

Percentages are based on Net Assets of $225,624 ($ Thousands).

(A) Securities are held in connection with a letter of credit issued by a major bank.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.

(D)   Security is escrowed to maturity.

(E)   The rate reported is the effective yield at time of purchase.

(F)   The rate reported is a 7-day effective yield.

AMBAC  -- American Municipal Bond Assurance Corporation
CIFG   -- CDC IXIS Financial Guaranty
CL     -- Class
COP    -- Certificate of Participation
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assistance
GO     -- General Obligation
MBIA   -- Municipal Bond Investors Association
Radian -- Radian Asset Assurance
RB     -- Revenue Bond
Ser    -- Series
TA     -- Tax Allocation
XLCA   -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 71

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

February 29, 2008

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Municipal Bonds                                                            53.3%
Preferred Stock                                                            23.7%
Short Term Investment                                                      16.4%
Tax-Exempt Corporate Bonds                                                  6.5%
U.S. Government Agency Obligation                                           0.1%

*     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 53.4%

ALABAMA -- 2.4%
   Colbert County, Northwest Alabama
      Health Care Authority, RB
      Callable 06/01/13 @ 101
         5.750%, 06/01/27                         $         800   $         743
   Montgomery Medical Clinic Board,
      Jackson Hospital & Clinic Project,
      RB
      Callable 03/01/16 @ 100
         5.250%, 03/01/36                                   750             643
   Tuscaloosa Educational Building
      Authority, Stillman College Project,
      Ser A, RB
      Callable 06/01/17 @ 100
         5.000%, 06/01/26                                   500             408
                                                                  --------------
                                                                          1,794
                                                                  --------------
ALASKA -- 0.2%
   Alaska State, Industrial Development &
      Export Authority, Boys & Girls Home
      Project, RB
      Callable 12/01/17 @ 100
         6.000%, 12/01/36                                   200             174
                                                                  --------------
ARIZONA -- 2.3%
   Pima County, Industrial Development
      Authority, American Charter Schools
      Foundation, Ser A, RB
      Callable 07/01/17 @ 100
         5.625%, 07/01/38                                   250             215
   Pima County, Industrial Development
      Authority, RB
      Callable 03/01/18 @ 100
         5.000%, 09/01/39                                 1,000             923
   Pima County, Industrial Development
      Authority, Tuscon County Day School
      Project, RB
      Callable 06/01/17 @ 100
         5.000%, 06/01/37                                   265             211
   Salt Verde, Financial Authority, RB
         5.000%, 12/01/37                                   500             404
                                                                  --------------
                                                                          1,753
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CALIFORNIA -- 1.5%
   California State, Municipal Finance
      Authority, Community Hospitals
      Project, COP
      Callable 02/01/17 @ 100
         5.250%, 02/01/37                         $         500   $         426
   Dinuba, Financing Authority, Measure
      R Road Improvement Project, RB
      Callable 09/01/17 @ 100
         5.375%, 09/01/38                                   300             254
   Sacramento County, Sanitation District,
      RB, AMBAC (A)
         5.500%, 12/01/36                                   425             425
                                                                  --------------
                                                                          1,105
                                                                  --------------
FLORIDA -- 3.2%
   Brevard County, Health Facilities
      Authority, Health First Incorporated,
      RB
      Callable 04/01/16 @ 100
         5.000%, 04/01/36                                 1,160             993
   Florida State, Board of Education, GO
         5.000%, 06/01/22                                 1,000           1,011
   Florida State, University Square
      Community Development, Ser A-1
      Callable 05/01/17 @ 100
         5.875%, 05/01/38                                   250             213
   Seminole Indian Tribe, Special
      Obligation, Ser A, RB
      Callable 10/01/17 @ 100
         5.250%, 10/01/27                                   250             220
                                                                  --------------
                                                                          2,437
                                                                  --------------
GEORGIA -- 0.6%
   Georgia State, Medical Center Hospital
      Authority, RB
      Callable 07/01/17 @ 100
         5.250%, 07/01/37                                   600             480
                                                                  --------------
ILLINOIS -- 3.2%
   Belleville, Tax Increment, Frank Scott
      Parkway Redevelopment, Ser A, TA
      Callable 11/01/17 @ 100
         5.700%, 05/01/36                                   250             212
   Chicago, O'Hare International Airport,
      General Airport Third Lien, Ser A,
      RB, FGIC
      Callable 01/01/16 @ 100
         5.000%, 01/01/33                                 1,000             926


--------------------------------------------------------------------------------
72                SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Finance Authority,
      Fairview Obligation Group, Ser A, RB
      Callable 08/15/18 @ 100
         6.250%, 08/15/35                         $         500   $         458
   Illinois State, Finance Authority,
      Monarch Lending Facilities, Ser A,
      RB
      Callable 12/01/17 @ 100
         7.000%, 12/01/37                                   200             187
   Illinois State, Finance Authority,
      Sherman Health Systems, Ser A, RB
      Callable 08/01/17 @ 100
         5.500%, 08/01/37                                   250             226
   Illinois State, Sports Facility Finance
      Authority, Leafs Hockey Club
      Project, Ser A, RB
      Callable 03/01/17 @ 100
         6.000%, 03/01/37                                   300             258
   Southwestern Illinois, Development
      Authority, Comprehensive Mental
      Health Center, RB
      Callable 06/01/17 @ 103
         6.625%, 06/01/37                                   150             138
                                                                  --------------
                                                                          2,405
                                                                  --------------
IOWA -- 1.1%
   Deerfield, Senior Living Facilities
      Finance Authority, Retirement
      Community Incorporated, Ser A, RB
      Callable 11/15/17 @ 100
         5.500%, 11/15/27                                   250             212
         5.500%, 11/15/37                                   800             643
                                                                  --------------
                                                                            855
                                                                  --------------
KANSAS -- 0.9%
   Manhattan, Healthcare Facilities
      Authority, Meadowlark Hills
      Retirement, Ser B, RB
      Callable 05/15/14 @ 102
         5.125%, 05/15/37                                   750             594
         5.125%, 05/15/42                                   100              77
                                                                  --------------
                                                                            671
                                                                  --------------
KENTUCKY -- 1.3%
   Ohio County, Pollution Control
      Authority, Big Rivers Electricity
      Project, Ser A, RB, AMBAC (A)
         12.000%, 10/01/22                                1,000           1,000
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
LOUISIANA -- 0.9%
   St.John Baptist Parish, Marathon Oil
      Corporation, Ser A, RB
      Callable 06/01/17 @ 100
         5.125%, 06/01/37                         $         800   $         696
                                                                  --------------
MARYLAND -- 2.5%
   Maryland State, Health & Higher
      Educational Facilities Authority, King
      Farm Presbyterian Community,
      Ser A, RB
      Callable 01/01/17 @ 100
         5.300%, 01/01/37                                   500             387
   Maryland State, Health & Higher
      Educational Facilities Authority,
      Mercy Medical Center, Ser A, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/37                                   650             552
   Maryland State, Health & Higher
      Educational Facilities Authority,
      Washington County Hospital, RB
      Callable 01/01/18 @ 100
         5.750%, 01/01/38                                 1,000             917
                                                                  --------------
                                                                          1,856
                                                                  --------------
MASSACHUSETTS -- 0.3%
   Massachusetts State, Development
      Finance Agency, Adventcare Project,
      Ser A, RB
      Callable 10/15/17 @ 100
         6.750%, 10/15/37                                   250             222
                                                                  --------------
MICHIGAN -- 1.4%
   Michigan State, Hospital Finance
      Authority, Henry Ford Health
      System, Ser A, RB
      Callable 11/15/16 @ 100
         5.000%, 11/15/38                                 1,000             853
   Michigan State, Public Educational
      Facilities Authority, Long-Term
      Obligation Bradford, RB
      Callable 09/01/17 @ 102
         6.500%, 09/01/37                                   250             228
                                                                  --------------
                                                                          1,081
                                                                  --------------
MINNESOTA -- 0.7%
   Falcon Heights, Kaleidoscope Charter
      School, Ser A, RB
      Callable 11/01/15 @ 100
         6.000%, 11/01/37                                   100              88


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                73

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington County, Housing &
      Redevelopment Authority, Skyline at
      First Hill Project, Ser A, RB
      Callable 06/01/17 @ 100
         5.625%, 06/01/37                         $         500   $         411
                                                                  --------------
                                                                            499
                                                                  --------------

NEW JERSEY -- 2.7%
   Burlington County, Bridge Commission,
      The Evergreen Project, RB
      Callable 01/01/18 @ 100
         5.625%, 01/01/38                                   250             215
   New Jersey State, Economic
      Development Authority, Seashore
      Gardens Project, RB
      Callable 11/01/16 @ 100
         5.375%, 11/01/36                                   300             243
   New Jersey State, Housing & Mortgage
      Finance Agency, Ser B, AMT, RB,
      MBIA (A)
         14.750%, 11/01/46                                1,000           1,000
   New Jersey State, Tobacco Settlement
      Financing, Ser 1A, RB
      Callable 06/01/17 @ 100
         5.000%, 06/01/41                                   750             604
                                                                  --------------
                                                                          2,062
                                                                  --------------

NEW YORK -- 2.1%
   Albany, Industrial Development Agency,
      St. Peter's Hospital Project, Ser A,
      RB
      Callable 11/15/17 @ 100
         5.250%, 11/15/32                                 1,000             908
   Nassau County, Industrial Development
      Agency, Amsterdam at Harborside,
      Ser A, RB
      Callable 01/01/18 @ 100
         6.700%, 01/01/43                                   750             717
                                                                  --------------
                                                                          1,625
                                                                  --------------

NORTH CAROLINA -- 0.8%
   North Carolina State, Medical Care
      Commission, Village at Brookwood,
      RB
      Callable 01/01/14 @ 103
         5.250%, 01/01/32                                   750             593
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
OHIO -- 2.9%
   Buckeye, Tobacco Settlement
      Financing Authority, Turbo,
      Ser A-2, RB
      Callable 06/01/17 @ 100
         5.875%, 06/01/30                         $         500   $         466
         5.875%, 06/01/47                                   500             449
         6.000%, 06/01/42                                 1,435           1,319
                                                                  --------------
                                                                          2,234
                                                                  --------------

PENNSYLVANIA -- 2.6%
   Allegheny County, Hospital
      Development Authority, North
      Pennsylvania Health System,
      Ser A, RB
      Callable 11/15/17 @ 100
         5.375%, 11/15/40                                   575             473
   Cumberland County, Municipal
      Authority, Messiah Village Project,
      Ser A, RB
      Callable 07/01/18 @ 100
         6.000%, 07/01/35                                   250             237
   Lancaster County, Hospital Authority,
      Brethren Village Project, Ser A, RB
      Callable 07/01/17 @ 100
         6.250%, 07/01/26                                   250             236
   Philadelphia, Hospitals & Higher
      Education Facilities Authority,
      Temple University Health System,
      Ser A, RB
      Callable 07/01/17 @ 100
         5.000%, 07/01/34                                 1,000             835
   Philadelphia, Industrial Development
      Authority, Ser A, RB
      Callable 09/15/17 @ 100
         5.500%, 09/15/37                                   250             219
                                                                  -------------
                                                                          2,000
                                                                  -------------

SOUTH CAROLINA -- 2.8%
   South Carolina State, Jobs-Economic
      Development Authority, Lutheran
      Homes, RB
      Callable 05/01/17 @ 100
         5.500%, 05/01/28                                 1,050             894
   South Carolina State, Jobs-Economic
      Development Authority, Woodlands
      at Furman Project, Ser A, RB
      Callable 11/15/17 @ 100
         6.000%, 11/15/37                                   250             222
   South Carolina State, Public Service
      Authority, Ser B, RB, MBIA
         5.000%, 01/01/19                                 1,000           1,034
                                                                  --------------
                                                                          2,150
                                                                  --------------


--------------------------------------------------------------------------------
74                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TENNESSEE -- 3.5%
   Sullivan County, Health Educational &
      Housing Authority, Wellmont Health
      Systems Project, Ser C, RB
      Callable 09/01/16 @ 100
         5.250%, 09/01/36                         $       1,250   $       1,116
   Sumner County, Health Educational &
      Housing Facilities Board, Ser A, RB
      Callable 11/01/17 @ 100
         5.500%, 11/01/37                                   750             670
   Tennessee State, Energy Acquisition,
      Ser C, RB
         5.000%, 02/01/27                                 1,000             879
                                                                  --------------
                                                                          2,665
                                                                  --------------

TEXAS -- 6.9%
   Fort Bend County, GO, MBIA
      Callable 03/01/17 @ 100
         4.750%, 03/01/31                                   500             440
   Gulf Coast, Waste Disposal Authority,
      Waste Management, Ser C, AMT, RB
      Callable 05/01/16 @ 101
         5.200%, 05/01/28                                   500             430
   Houston, Airport Systems Authority,
      Continental, Ser E, AMT, RB
      Callable 07/01/11 @ 101
         6.750%, 07/01/29                                   500             472
   Lubbock, Educational Facilities
      Authority, Lubbock Christian Project,
      RB
      Callable 11/01/17 @ 100
         5.250%, 11/01/37                                   250             205
   Lubbock, Health Facilities
      Development, First Mortgage -
      Carillon Project, Ser A, RB
      Callable 07/01/16 @ 101
         6.500%, 07/01/26                                   170             166
   Lufkin, Health Facilities Development
      Corporation, Memorial Health
      Systems East Texas Project, RB
      Callable 02/15/17 @ 100
         5.500%, 02/15/37                                   250             224
   Mission, Economic Development, Allied
      Waste Project, Ser A, AMT, RB
      Callable 04/01/12 @ 100
         5.200%, 04/01/18                                   250             220
   Spring, Independent School District,
      Schoolhouse, Ser A, GO
         5.000%, 08/15/13                                 1,000           1,075
   Spring, Independent School District,
      Schoolhouse, Ser A, GO
      Callable 08/15/17 @ 100
         5.000%, 08/15/18                                   500             526

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Texas State, Alliance Airport Authority,
      American Airlines Project, AMT, RB
      Callable 12/01/12 @ 100
         5.250%, 12/01/29                         $        225    $         163
   Texas State, Water Development Board,
      ST Revolving Fund, Ser B, RB
         4.500%, 07/15/23                                 1,000             898
   Tyler, Health Facilities Development
      Corporation, East Texas Medical
      Center Project, Ser A, RB
      Callable 11/01/17 @ 100
         5.375%, 11/01/37                                   250             214
   Willacy County, Local Government,
      Ser A-1, RB
      Callable 03/01/12 @ 103
         6.875%, 09/01/28                                   250             251
                                                                  --------------
                                                                          5,284
                                                                  --------------

VIRGINIA -- 1.4%
   Fauquier County, Industrial
      Development Authority, Fauquier
      Hospital Obligation Group, Ser A, RB
      Callable 10/01/17 @ 100
         5.250%, 10/01/37                                   500             456
      James City County, Economic
      Development Authority, Ser A, RB
      Callable 07/01/17 @ 100
         5.500%, 07/01/37                                   200             166
   Lewistown, Community Center
      Development Authority, RB
      Callable 03/01/18 @ 100
         6.050%, 03/01/27                                   250             222
   Virginia State, White Oak Village Shops,
      Special Assesment, SAB
         5.300%, 03/01/17                                   250             236
                                                                  --------------
                                                                          1,080
                                                                  --------------

WASHINGTON -- 4.4%
   King County, Public Hospital District
      No. 1, Ser B, GO
      Callable 06/01/18 @ 100
         5.250%, 12/01/37                                 1,000             932
   Washington State, Housing Finance
      Commission, Skyline at First Hill
      Project, Ser A, RB
      Callable 01/01/17 @ 100
         5.625%, 01/01/38                                 1,000             841
   Washington State, Ser C, GO
         5.000%, 01/01/18                                 1,500           1,579
                                                                  --------------
                                                                          3,352
                                                                  --------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 75

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Concluded)

February 29, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
WISCONSIN -- 0.8%
   Janesville, Pollution Control Authority,
      General Motors Corporation, RB
         5.550%, 04/01/09                         $         600   $         592
                                                                  --------------
Total Municipal Bonds
   (Cost $43,885) ($ Thousands)                                          40,665
                                                                  --------------
PREFERRED STOCK -- 23.7%

CONSUMER DISCRETIONARY -- 0.1%
   CBS
         6.750%                                           1,800              42
   Comcast
         6.625%                                           1,300              30
                                                                  --------------
                                                                             72
                                                                  --------------
FINANCIALS -- 19.8%
   ABN AMRO Capital Funding Trust VII
         6.080%                                          11,000             246
   ACE
         7.800%                                          26,500             662
   Aegon
         5.866%                                           9,400             179
         6.375%                                           3,100              70
         6.875%                                           7,100             176
         7.250%                                          32,100             799
   Allied Capital
         6.875%                                           1,400              27
   American International Group
         7.180%                                           1,800              42
   Arch Capital Group
         7.875%                                          11,700             292
         8.000%                                           2,200              57
   Bank of America
         4.000%                                          12,000             232
   Barclays Bank PLC
         7.100%                                          10,800             272
         7.750%                                           6,900             177
   Citigroup
         8.125%                                          49,700           1,254
   CORTS Trust for Aon Capital
         6.875%                                           1,900              48
   Delphi Financial Group
         7.376%                                           2,000              41
   Deutsche Bank Contingent Capital
      Trust II
         6.550%                                          11,300             262
   Deutsche Bank Contingent Capital
      Trust III
         7.600%                                          43,300           1,093
   Fannie Mae
         5.580%                                          50,700             984

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Freddie Mac
         5.570%                                             900   $          18
         6.55%                                            8,600             207
         8.375%                                           4,000             103
   Goldman Sachs Group
         4.000%                                           2,900              58
   Heller Financial
         6.687%                                          13,200           1,324
   HSBC Holdings PLC
         6.200%                                           5,200             117
   ING Group
         6.375%                                           3,400              77
         7.050%                                           4,400             106
         7.375%                                          16,767             423
   Markel
         7.500%                                           1,800              44
   Merrill Lynch
         4.000%                                           7,500             125
   MetLife
         5.991%                                          14,200             302
   Morgan Stanley Group
         4.958%                                           5,200             103
   PartnerRe
         6.500%                                           2,900              69
   PLC Capital Trust III
         7.500%                                           1,600              39
   Prudential PLC
         6.500%                                           3,920              97
         6.750%                                           4,600             113
   RenaissanceRe Holdings
         6.080%                                           8,800             178
         6.600%                                          11,100             244
   Royal Bank of Scotland Group PLC
         6.600%                                          50,400           1,207
         7.250%                                           2,800              71
   Santander Finance Preferred
      Unipersonal
         4.000%                                           6,400             115
         6.500%                                          56,000           1,218
   SunTrust Banks
         5.521%                                           8,800             174
   UBS Preferred Funding Trust IV
         3.700%                                           6,600             133
   US Bancorp
         4.858%                                          17,500             347
   Wachovia
         8.000%                                          45,700           1,156
                                                                  --------------

                                                                         15,081
                                                                  --------------

TELECOMMUNICATION SERVICES -- 0.1%
   AT&T
         6.375%                                           1,800              45
                                                                  --------------


--------------------------------------------------------------------------------
76                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 3.7%
   Alabama Power
         6.450%                                          38,000   $         918
   Georgia Power
         6.500%                                          12,500           1,266
   Gulf Power
         6.450%                                           3,000             284
   PPL Electric Utilities
         6.250%                                          15,000             367
                                                                  --------------
                                                                          2,835
                                                                  --------------

Total Preferred Stock
   (Cost $18,177) ($ Thousands)                                          18,033
                                                                  --------------

CORPORATE BONDS -- 6.5%

FINANCIALS -- 6.5%
   AXA
         6.463%, 12/14/18                         $       1,000             856
   Bank of America (A)
         8.000%, 12/29/49                                   700             725
   BBVA International Preferred
      Unipersonal
         5.919%, 12/31/49                                 1,000             870
   BNP Paribas
         7.195%, 06/29/49                                   100              92
   Commonwealth Bank of Australia
         6.024%, 03/29/49                                   500             462
   Credit Agricole
         6.637%, 05/31/49                                   300             256
   HBOS PLC
         6.413%, 10/01/35                                   500             396
   Lloyds TSB Group PLC
         6.267%, 11/14/16                                   500             437
   Societe Generale (A)
         5.922%, 04/05/17                                   200             180
   Wachovia (A)
         7.98%, 03/15/18                                    100             104
   Westpac Capital Trust IV
         5.256%, 12/29/49                                   700             615
                                                                  --------------
                                                                          4,993
                                                                  --------------
Total Corporate Bonds
   (Cost $5,005) ($ Thousands)                                            4,993
                                                                  --------------

U.S. TREASURY BILL -- 0.1%
   U.S. Treasury Bill,
      1.854% (B)                                             65              65
                                                                  --------------
Total U.S. Treasury Bill
   (Cost $65) ($ Thousands)                                                  65
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT --  16.4%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 3.61% (C)                 12,493,358   $      12,493
                                                                  --------------

Total Cash Equivalent
   (Cost $12,493) ($ Thousands)                                          12,493
                                                                  --------------
Total Investments -- 100.1%
   (Cost $79,625) ($ Thousands)                                   $      76,249
                                                                  ==============

Futures -- a summary of the open futures contracts held by the Fund at February 29, 2008, is as follows (see Note 2 in Notes to Financial Statements):

------------------------------------------------------------------------------
                                                                 Unrealized
                                                                Appreciation
   Type of                            Number of   Expiration   (Depreciation)
  Contract                            Contracts      Date      ($ Thousands)
------------------------------------------------------------------------------
U.S. Treasury 20-Year Treasury Note      (23)      Jun-2008             $ (52)

Percentages are based on Net Assets of $76,181 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 29, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)  The rate reported is the effective yield at time of purchase.

(C)  The rate reported is a 7-day effective yield.

AMBAC -- American Municipal Bond Assurance Corporation
AMT -- Alternative Minimum Tax (subject to)
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
GO -- General Obligation
MBIA -- Municipal Bond Investors Association
PLC -- Public Limited Company
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 77

Statements of Assets and Liabilities ($ Thousands)

As of February 29, 2008 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------
                                                                                   INSTITUTIONAL           MASSACHUSETTS
                                                              TAX FREE                  TAX FREE          TAX FREE MONEY
                                                                  FUND                      FUND             MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Cost of investments                            $            605,199    $            1,491,245    $            227,052
   Cost of affiliated investments                                   --                        --                      --
-------------------------------------------------------------------------------------------------------------------------
   Investments at value                                        605,199                 1,491,245                 227,052
   Affiliated investment, at value                                  --                        --                      --
   Cash                                                          1,685                        --                      --
   Dividends and interest receivable                             3,051                     8,257                   1,053
   Receivable for investment securities sold                        --                    13,695                      --
   Receivable for fund shares sold                                  --                        --                      --
   Prepaid expenses                                                 29                        48                      31
-------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                609,964                 1,513,245                 228,136
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Administration fees payable                                     178                       311                      30
   Shareholder servicing fees payable                               77                        92                      --
   Income distribution payable                                      61                     1,448                     278
   Investment advisory fees payable                                 14                        36                       5
   Trustees fees payable                                             2                         6                      --
   CCO fees payable                                                  2                         4                      --
   Payable for investment securities purchased                      --                     9,997                      24
   Payable for fund shares redeemed                                 --                        --                      --
   Cash overdraft                                                   --                    69,085                  10,487
   Variation margin payable                                         --                        --                      --
   Accrued expense payable                                         100                       150                      58
-------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                               434                    81,129                  10,882
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                     $            609,530    $            1,432,116    $            217,254
=========================================================================================================================
NET ASSETS:
   Paid-in Capital -- (unlimited
     authorization -- no par value)               $            609,477    $            1,431,936    $            217,259
   Undistributed net investment income/
     (Distributions in excess of net
     investment income)                                            (85)                        2                       1
   Accumulated net realized gain (loss)
     on investments                                                138                       178                      (6)
   Net unrealized appreciation (depreciation)
     on investments                                                 --                        --                      --
   Net unrealized depreciation on futures                           --                        --                      --
-------------------------------------------------------------------------------------------------------------------------
   Net Assets                                     $            609,530    $            1,432,116    $            217,254
=========================================================================================================================
   Net Asset Value, Offering
     and Redemption Price
     Per Share -- Class A                         $               1.00    $                 1.00                     N/A
                                                       ($609,530,075 /         ($1,103,768,589 /
                                                    609,627,143 shares)     1,103,798,804 shares)
=========================================================================================================================
   Net Asset Value, Offering
     and Redemption Price
     Per Share -- Class B                                          N/A    $                 1.00    $               1.00
                                                                                 ($302,226,273 /         ($217,254,133 /
                                                                              302,166,009 shares)     217,258,159 shares)
=========================================================================================================================
   Net Asset Value, Offering
     and Redemption Price
     Per Share -- Class C                                          N/A    $                 1.00                     N/A
                                                                                  ($26,121,024 /
                                                                               26,146,123 shares)
=========================================================================================================================

----------------------------------------------------------------------------------------------
                                                         INTERMEDIATE-         SHORT DURATION
                                                        TERM MUNICIPAL              MUNICIPAL
                                                                  FUND                   FUND
----------------------------------------------------------------------------------------------
ASSETS:
   Cost of investments                            $          1,152,712    $           314,219
   Cost of affiliated investments                                  329                     14
----------------------------------------------------------------------------------------------
   Investments at value                                      1,134,234                316,408
   Affiliated investment, at value                                 329                     14
   Cash                                                              6                      5
   Dividends and interest receivable                            13,800                  4,135
   Receivable for investment securities sold                     3,245                     --
   Receivable for fund shares sold                               1,473                     70
   Prepaid expenses                                                 42                     10
----------------------------------------------------------------------------------------------
   Total Assets                                              1,153,129                320,642
----------------------------------------------------------------------------------------------
LIABILITIES:
   Administration fees payable                                      --                     61
   Shareholder servicing fees payable                               --                     --
   Income distribution payable                                     296                     64
   Investment advisory fees payable                                502                     83
   Trustees fees payable                                             6                      1
   CCO fees payable                                                  4                      1
   Payable for investment securities purchased                   5,685                  2,500
   Payable for fund shares redeemed                              1,316                    242
   Cash overdraft                                                   --                     --
   Variation margin payable                                         --                     --
   Accrued expense payable                                         115                     30
----------------------------------------------------------------------------------------------
   Total Liabilities                                             7,924                  2,982
----------------------------------------------------------------------------------------------
   Net Assets                                     $          1,145,205    $           317,660
==============================================================================================
NET ASSETS:
   Paid-in Capital -- (unlimited
     authorization -- no par value)               $          1,169,305    $           316,118
   Undistributed net investment income/
     (Distributions in excess of net
     investment income)                                             65                    (57)
   Accumulated net realized gain (loss)
     on investments                                             (5,687)                  (590)
   Net unrealized appreciation (depreciation)
     on investments                                            (18,478)                 2,189
   Net unrealized depreciation on futures                           --                     --
----------------------------------------------------------------------------------------------
   Net Assets                                     $          1,145,205    $           317,660
==============================================================================================
   Net Asset Value, Offering
     and Redemption Price
     Per Share -- Class A                         $              10.51    $             10.00
                                                     ($1,145,205,386 /        ($317,659,643 /
                                                    108,985,296 shares)     31,778,609 shares)
==============================================================================================
   Net Asset Value, Offering
     and Redemption Price
     Per Share -- Class B                                          N/A                    N/A
==============================================================================================
   Net Asset Value, Offering
     and Redemption Price
     Per Share -- Class C                                          N/A                    N/A
==============================================================================================

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
78                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

------------------------------------------------------------------------------------------------------------------
                                                        PENNSYLVANIA         MASSACHUSETTS             NEW JERSEY
                                                           MUNICIPAL             MUNICIPAL              MUNICIPAL
                                                           BOND FUND             BOND FUND              BOND FUND
------------------------------------------------------------------------------------------------------------------
ASSETS:
   Cost of investments                            $          106,419    $           44,860    $           124,789
   Cost of affiliated investments                                  2                    85                      2
------------------------------------------------------------------------------------------------------------------
   Investments at value                                      105,613                44,673                124,401
   Affiliated investment, at value                                 2                    85                      2
   Cash                                                           --                    --                     --
   Dividends and interest receivable                           1,332                   442                  1,441
   Receivable for investment securities sold                      --                    --                     --
   Receivable for fund shares sold                                55                    --                     40
   Prepaid expenses                                                4                     3                      4
------------------------------------------------------------------------------------------------------------------
   Total Assets                                              107,006                45,203                125,888
------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Administration fees payable                                     7                     9                     25
   Shareholder servicing fees payable                             10                    --                     --
   Income distribution payable                                    87                     5                     15
   Investment advisory fees payable                               31                    12                     34
   Trustees fees payable                                           1                    --                      1
   CCO fees payable                                               --                    --                     --
   Payable for investment securities purchased                    --                    --                     --
   Payable for fund shares redeemed                               69                    18                     99
   Cash overdraft                                                 --                    --                     --
   Variation margin payable                                       --                    --                     --
   Accrued expense payable                                        13                     7                     12
------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                             218                    51                    186
------------------------------------------------------------------------------------------------------------------
   Net Assets                                     $          106,788    $           45,152    $           125,702
==================================================================================================================
NET ASSETS:
   Paid-in Capital -- (unlimited
     authorization -- no par value)               $          107,482    $           45,340    $           126,250
   Undistributed net investment income/
     (Distributions in excess of net
     investment income)                                           65                    --                    (14)
   Accumulated net realized gain (loss)
     on investments                                               47                    (1)                  (146)
   Net unrealized appreciation (depreciation)
     on investments                                             (806)                 (187)                  (388)
   Net unrealized depreciation on futures                         --                    --                     --
------------------------------------------------------------------------------------------------------------------
   Net Assets                                     $          106,788    $           45,152    $           125,702
==================================================================================================================
   Net Asset Value, Offering
     and Redemption Price
     Per Share -- Class A                         $            10.15    $             9.79    $              9.93
                                                      ($81,661,883 /        ($45,152,327 /        ($125,701,994 /
                                                    8,042,499 shares)     4,611,537 shares)     12,664,496 shares)
==================================================================================================================
   Net Asset Value, Offering
     and Redemption Price
     Per Share -- Class B                         $            10.15                   N/A                    N/A
                                                      ($25,126,376 /
                                                    2,474,641 shares)
==================================================================================================================
   Net Asset Value, Offering
     and Redemption Price
     Per Share -- Class C                                        N/A                   N/A                    N/A
==================================================================================================================

-------------------------------------------------------------------------------------------------------------------
                                                             NEW YORK             CALIFORNIA        TAX-ADVANTAGED
                                                            MUNICIPAL              MUNICIPAL                INCOME
                                                            BOND FUND              BOND FUND                  FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
   Cost of investments                            $           149,559    $           223,988    $           67,132
   Cost of affiliated investments                                  45                      2                12,493
-------------------------------------------------------------------------------------------------------------------
   Investments at value                                       149,765                223,030                63,756
   Affiliated investment, at value                                 45                      2                12,493
   Cash                                                            --                     --                    --
   Dividends and interest receivable                            1,709                  2,828                   749
   Receivable for investment securities sold                       --                     --                 1,500
   Receivable for fund shares sold                                 27                      2                   583
   Prepaid expenses                                                 5                      8                    30
-------------------------------------------------------------------------------------------------------------------
   Total Assets                                               151,551                225,870                79,111
-------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Administration fees payable                                     29                     44                    14
   Shareholder servicing fees payable                              --                     --                    41
   Income distribution payable                                     22                     43                    19
   Investment advisory fees payable                                42                     60                    29
   Trustees fees payable                                            1                      1                    --
   CCO fees payable                                                 1                      1                    --
   Payable for investment securities purchased                     --                     --                 2,491
   Payable for fund shares redeemed                               113                     71                    27
   Cash overdraft                                                  --                     --                   255
   Variation margin payable                                        --                     --                    52
   Accrued expense payable                                         17                     26                     2
-------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                              225                    246                 2,930
-------------------------------------------------------------------------------------------------------------------
   Net Assets                                     $           151,326    $           225,624    $           76,181
===================================================================================================================
NET ASSETS:
   Paid-in Capital -- (unlimited
     authorization -- no par value)               $           150,929    $           226,253    $           79,545
   Undistributed net investment income/
     (Distributions in excess of net
     investment income)                                            (8)                    86                    26
   Accumulated net realized gain (loss)
     on investments                                               199                    243                    38
   Net unrealized appreciation (depreciation)
     on investments                                               206                   (958)               (3,376)
   Net unrealized depreciation on futures                          --                     --                   (52)
-------------------------------------------------------------------------------------------------------------------
   Net Assets                                     $           151,326    $           225,624    $           76,181
===================================================================================================================
   Net Asset Value, Offering
     and Redemption Price
     Per Share -- Class A                         $             10.19    $              9.98    $             9.25
                                                      ($151,326,079 /        ($225,623,894 /        ($76,180,979 /
                                                    14,851,187 shares)     22,618,699 shares)     8,238,564 shares)
===================================================================================================================
   Net Asset Value, Offering
     and Redemption Price
     Per Share -- Class B                                         N/A                    N/A                   N/A
===================================================================================================================
   Net Asset Value, Offering
     and Redemption Price
     Per Share -- Class C                                         N/A                    N/A                   N/A
===================================================================================================================


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 79

Statements of Operations ($ Thousands)

For the six month period ended February 29, 2008 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  INSTITUTIONAL    MASSACHUSETTS    INTERMEDIATE-   SHORT DURATION
                                                       TAX FREE        TAX FREE   TAX FREE MONEY   TERM MUNICIPAL        MUNICIPAL
                                                           FUND            FUND      MARKET FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                     $ 12,510   $      22,656   $        2,413   $       24,162   $        5,701
   Dividends from Affiliated Registered
     Investment Companies**                                  --              --               --                3                2
-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                               12,510          22,656            2,413           24,165            5,703
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                    1,348           2,476              175            1,403              369
   Shareholder Servicing Fees -- Class A                    934           1,272               --            1,459              384
   Shareholder Servicing Fees -- Class B (1)                 --             495              228               --               --
   Shareholder Servicing Fees -- Class C (1)                 --              66               --               --               --
   Investment Advisory Fees                                 137             251               28            1,929              508
   Trustees' Fees                                            12              21                2               19                5
   CCO Fees                                                   2               3               --                3                1
   Printing Fees                                             29              54                5               49               13
   Professional Fees                                         25              47                4               42               12
   Pricing Fees                                              18              33                2               30                7
   Custodian/Wire Agent Fees                                 17              18                1               15                4
   Registration Fees                                         12              21                2               19                4
   Insurance Fees                                             2               3               --                4                1
   Other Expenses                                             7              13                1               12                3
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                         2,543           4,773              448            4,984            1,311
-----------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                     --            (666)             (29)             (14)              (2)
     Shareholder Servicing Fees -- Class A                 (857)         (1,272)              --           (1,173)            (292)
     Shareholder Servicing Fees -- Class B                   --              --               --               --               --
     Investment Advisory Fees                                --              --               --             (286)             (93)
     Fees Paid Indirectly (See Note 2)                      (15)            (30)             (29)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                           1,671           2,805              390            3,511              924
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    10,839          19,851            2,023           20,654            4,779
-----------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                  158             197               (3)          (1,229)            (264)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                           --              --               --          (11,768)           2,528
   Net unrealized depreciation on futures contracts          --              --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                         $ 10,997   $      20,048   $        2,020   $        7,657   $        7,043
-----------------------------------------------------------------------------------------------------------------------------------

*     Commenced operations on September 4, 2007.

**    See Note 3 in the notes to financial statements.

(1)   Indicates class-specific Administrative and Shareholder Service Fees.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
80                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

---------------------------------------------------------------------------------------------------
                                                       PENNSYLVANIA    MASSACHUSETTS    NEW JERSEY
                                                          MUNICIPAL        MUNICIPAL     MUNICIPAL
                                                          BOND FUND        BOND FUND     BOND FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                     $      2,439    $         902    $    2,414
   Dividends from Affiliated Registered
     Investment Companies**                                       1                1            --
---------------------------------------------------------------------------------------------------
   Total Investment Income                                    2,440              903         2,414
---------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                          108               53           150
   Shareholder Servicing Fees -- Class A                        102               55           156
   Shareholder Servicing Fees -- Class B (1)                     40               --            --
   Shareholder Servicing Fees -- Class C (1)                     --               --            --
   Investment Advisory Fees                                     189               73           206
   Trustees' Fees                                                 2                1             2
   CCO Fees                                                      --               --            --
   Printing Fees                                                  5                2             5
   Professional Fees                                              4                2             5
   Pricing Fees                                                   3                1             3
   Custodian/Wire Agent Fees                                      1                1             1
   Registration Fees                                              2                1             2
   Insurance Fees                                                --               --            --
   Other Expenses                                                 1               --             1
---------------------------------------------------------------------------------------------------
   Total Expenses                                               457              189           531
---------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                        (55)              --            (1)
     Shareholder Servicing Fees -- Class A                      (37)             (41)         (137)
     Shareholder Servicing Fees -- Class B                      (12)              --            --
     Investment Advisory Fees                                   (44)             (14)          (19)
     Fees Paid Indirectly (See Note 2)                           --               --            --
---------------------------------------------------------------------------------------------------
   Net Expenses                                                 309              134           374
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                         2,131              769         2,040
---------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                       53               52            29
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                           (1,283)            (202)         (387)
   Net unrealized depreciation on futures contracts              --               --            --
---------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                         $        901    $         619    $    1,682
---------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                        NEW YORK    CALIFORNIA    TAX-ADVANTAGED
                                                       MUNICIPAL     MUNICIPAL            INCOME
                                                       BOND FUND     BOND FUND             FUND*
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                     $   3,015    $    4,409    $          863
   Dividends from Affiliated Registered
     Investment Companies**                                    1             1                 1
-------------------------------------------------------------------------------------------------
   Total Investment Income                                 3,016         4,410               864
-------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                       184           269                57
   Shareholder Servicing Fees -- Class A                     191           280                42
   Shareholder Servicing Fees -- Class B (1)                  --            --                --
   Shareholder Servicing Fees -- Class C (1)                  --            --                --
   Investment Advisory Fees                                  254           370                82
   Trustees' Fees                                              3             4                --
   CCO Fees                                                   --             1                --
   Printing Fees                                               6             9                 1
   Professional Fees                                           5             8                 1
   Pricing Fees                                                3             6                 1
   Custodian/Wire Agent Fees                                   2             3                 1
   Registration Fees                                           3             4                 1
   Insurance Fees                                             --             1                --
   Other Expenses                                              2             2                --
-------------------------------------------------------------------------------------------------
   Total Expenses                                            653           957               186
-------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                      --            (2)               (3)
     Shareholder Servicing Fees -- Class A                  (145)         (256)              (39)
     Shareholder Servicing Fees -- Class B                    --            --                --
     Investment Advisory Fees                                (47)          (24)               (3)
     Fees Paid Indirectly (See Note 2)                        --            --                --
-------------------------------------------------------------------------------------------------
   Net Expenses                                              461           675               141
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                      2,555         3,735               723
-------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                   204           241                38
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                          (223)       (1,781)           (3,376)
   Net unrealized depreciation on futures contracts           --            --               (52)
-------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                         $   2,536    $    2,195    $       (2,667)
-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 81

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended February 29, 2008 (Unaudited) and the year ended August 31, 2007

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                           INSTITUTIONAL
                                                                            TAX FREE FUND                  TAX FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                      09/01/07 to    09/01/06 to    09/01/07 to    09/01/06 to
                                                                         02/29/08       08/31/07       02/29/08       08/31/07
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                             $     10,839   $     21,766   $     19,851   $     39,803
   Net Realized Gain (Loss) on Investments                                    158             22            197            (19)
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments                                                               --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                    10,997         21,788         20,048         39,784
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                (10,938)       (21,752)       (15,081)       (30,234)
   Class B                                                                     --             --         (4,389)        (8,863)
   Class C                                                                     --             --           (337)          (745)

   NET REALIZED GAINS
   Class A                                                                     --             --             --             --
   Class B                                                                     --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                      (10,938)       (21,752)       (19,807)       (39,842)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                          2,742,486      4,888,662      2,527,705      4,247,009
   Reinvestment of Dividends & Distributions                                8,019         14,751          4,063          8,952
   Cost of Shares Redeemed                                             (2,848,176)    (4,863,894)    (2,348,347)    (4,122,500)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions            (97,671)        39,519        183,421        133,461
-------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                 --             --        615,096      1,083,203
   Reinvestment of Dividends & Distributions                                   --             --          2,978          5,810
   Cost of Shares Redeemed                                                     --             --       (645,149)    (1,057,198)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                 --             --        (27,075)        31,815
-------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                 --             --        168,400        268,137
   Reinvestment of Dividends & Distributions                                   --             --             25             44
   Cost of Shares Redeemed                                                     --             --       (175,359)      (256,656)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                 --             --         (6,934)        11,525
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Shares
     Transactions                                                         (97,671)        39,519        149,412        176,801
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                  (97,612)        39,555        149,653        176,743
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    707,142        667,587      1,282,463      1,105,720
-------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                     $    609,530   $    707,142   $  1,432,116   $  1,282,463
===============================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)              $        (85)  $         14   $          2   $        (42)
===============================================================================================================================

(1) For Capital Share Transactions, see Note 9 in the notes to the financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
82                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

-------------------------------------------------------------------------------------------------------------------------------
                                                                        MASSACHUSETTS TAX FREE          INTERMEDIATE-TERM
                                                                          MONEY MARKET FUND               MUNICIPAL FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                      09/01/07 to    09/01/06 to    09/01/07 to    09/01/06 to
                                                                         02/29/08       08/31/07       02/29/08       08/31/07
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                             $      2,023   $      2,884   $     20,654   $     39,646
   Net Realized Gain (Loss) on Investments                                     (3)             9         (1,229)        (1,153)
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments                                                               --             --        (11,768)       (18,017)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                     2,020          2,893          7,657         20,476
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                     --             --        (20,975)       (39,536)
   Class B                                                                 (2,029)        (2,876)            --             --
   Class C                                                                     --             --             --             --

   NET REALIZED GAINS
   Class A                                                                     --             --             --             --
   Class B                                                                    (11)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                       (2,040)        (2,876)       (20,975)       (39,536)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                                 --             --        136,305        359,275
   Reinvestment of Dividends & Distributions                                   --             --         19,111         36,089
   Cost of Shares Redeemed                                                     --             --       (148,911)      (270,564)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                 --             --          6,505        124,800
-------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                            534,202        562,404             --             --
   Reinvestment of Dividends & Distributions                                   60            143             --             --
   Cost of Shares Redeemed                                               (417,511)      (566,246)            --             --
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions            116,751         (3,699)            --             --
-------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                 --             --             --             --
   Reinvestment of Dividends & Distributions                                   --             --             --             --
   Cost of Shares Redeemed                                                     --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                 --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Shares
     Transactions                                                         116,751         (3,699)         6,505        124,800
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                  116,731         (3,682)        (6,813)       105,740
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    100,523        104,205      1,152,018      1,046,278
-------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                     $    217,254   $    100,523   $  1,145,205   $  1,152,018
===============================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)              $          1   $          7   $         65   $        386
===============================================================================================================================

-------------------------------------------------------------------------------------------------
                                                                            SHORT DURATION
                                                                            MUNICIPAL FUND
-------------------------------------------------------------------------------------------------
                                                                      09/01/07 to    09/01/06 to
                                                                         02/29/08       08/31/07
-------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                             $      4,779   $      7,293
   Net Realized Gain (Loss) on Investments                                   (264)          (124)
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments                                                            2,528            161
-------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                     7,043          7,330
-------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                 (4,886)        (7,244)
   Class B                                                                     --             --
   Class C                                                                     --             --

   NET REALIZED GAINS
   Class A                                                                     --             --
   Class B                                                                     --             --
-------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                       (4,886)        (7,244)
-------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                             78,283        172,970
   Reinvestment of Dividends & Distributions                                4,499          6,763
   Cost of Shares Redeemed                                                (59,495)       (97,192)
-------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions             23,287         82,541
-------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                 --             --
   Reinvestment of Dividends & Distributions                                   --             --
   Cost of Shares Redeemed                                                     --             --
-------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                 --             --
-------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                 --             --
   Reinvestment of Dividends & Distributions                                   --             --
   Cost of Shares Redeemed                                                     --             --
-------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                 --             --
-------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Shares
     Transactions                                                          23,287         82,541
-------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                   25,444         82,627
-------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    292,216        209,589
-------------------------------------------------------------------------------------------------
   END OF PERIOD                                                     $    317,660   $    292,216
=================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)              $        (57)  $         50
=================================================================================================


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 83

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended February 29, 2008 (Unaudited) and the year ended August 31, 2007

-------------------------------------------------------------------------------------------------------------------------------
                                                                             PENNSYLVANIA                 MASSACHUSETTS
                                                                          MUNICIPAL BOND FUND          MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                      09/01/07 to    09/01/06 to    09/01/07 to    09/01/06 to
                                                                         02/29/08       08/31/07       02/29/08       08/31/07
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                             $      2,131   $      4,263   $        769   $      1,372
   Net Realized Gain (Loss) on Investments                                     53            213             52             23
   Net Change in Unrealized Depreciation on Investments                    (1,283)        (1,735)          (202)          (449)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       901          2,741            619            946
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                 (1,595)        (1,372)          (770)        (1,372)
   Class B                                                                   (539)        (2,881)            --             --
   NET REALIZED GAINS
   Class A                                                                    (93)            --            (75)           (32)
   Class B                                                                    (31)            --             --             --
-------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                       (2,258)        (4,253)          (845)        (1,404)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                             12,809         25,565          5,222         11,023
   Reinvestment of Dividends & Distributions                                1,590          2,724            816          1,354
   Cost of Shares Redeemed                                                 (9,451)       (13,999)        (2,898)        (6,949)
-------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class A Transactions                         4,948         14,290          3,140          5,428
-------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                875          3,405             --             --
   Reinvestment of Dividends & Distributions                                   98            210             --             --
   Cost of Shares Redeemed                                                 (3,318)       (18,203)            --             --
-------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Class B Transactions                        (2,345)       (14,588)            --             --
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Shares
     Transactions                                                           2,603           (298)         3,140          5,428
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                    1,246         (1,810)         2,914          4,970
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    105,542        107,352         42,238         37,268
-------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                     $    106,788   $    105,542   $     45,152   $     42,238
===============================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)              $         65   $         68   $         --   $          1
===============================================================================================================================

(1) For Capital Share Transactions, see Note 9 in the notes to the financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
84                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

-------------------------------------------------------------------------------------------------------------------------------
                                                                               NEW JERSEY                    NEW YORK
                                                                          MUNICIPAL BOND FUND          MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                      09/01/07 to    09/01/06 to    09/01/07 to    09/01/06 to
                                                                         02/29/08       08/31/07       02/29/08       08/31/07
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                             $      2,040   $      3,458   $      2,555   $      4,781
   Net Realized Gain (Loss) on Investments                                     29            (36)           204             93
   Net Change in Unrealized Depreciation on Investments                      (387)          (963)          (223)          (904)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                     1,682          2,459          2,536          3,970
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                 (2,056)        (3,459)        (2,568)        (4,781)
   Class B                                                                     --             --             --             --
   NET REALIZED GAINS
   Class A                                                                     --            (25)           (86)           (43)
   Class B                                                                     --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                       (2,056)        (3,484)        (2,654)        (4,824)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                             19,711         44,267         13,022         38,181
   Reinvestment of Dividends & Distributions                                1,958          3,307          2,516          4,605
   Cost of Shares Redeemed                                                (14,293)       (18,376)       (15,102)       (24,013)
-------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class A Transactions                         7,376         29,198            436         18,773
-------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                 --             --             --             --
   Reinvestment of Dividends & Distributions                                   --             --             --             --
   Cost of Shares Redeemed                                                     --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Class B Transactions                            --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Shares
     Transactions                                                           7,376         29,198            436         18,773
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                    7,002         28,173            318         17,919
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    118,700         90,527        151,008        133,089
-------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                     $    125,702   $    118,700   $    151,326   $    151,008
===============================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)              $        (14)  $          2   $         (8)  $          5
===============================================================================================================================

-------------------------------------------------------------------------------------------------
                                                                               CALIFORNIA
                                                                          MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------
                                                                      09/01/07 to    09/01/06 to
                                                                         02/29/08       08/31/07
-------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                             $      3,735   $      7,126
   Net Realized Gain (Loss) on Investments                                    241             84
   Net Change in Unrealized Depreciation on Investments                    (1,781)        (2,692)
-------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                     2,195          4,518
-------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                 (3,775)        (7,117)
   Class B                                                                     --             --
   NET REALIZED GAINS
   Class A                                                                    (67)          (104)
   Class B                                                                     --             --
-------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                       (3,842)        (7,221)
-------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                             27,864         62,928
   Reinvestment of Dividends & Distributions                                3,566          6,705
   Cost of Shares Redeemed                                                (23,903)       (43,288)
-------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class A Transactions                         7,527         26,345
-------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                 --             --
   Reinvestment of Dividends & Distributions                                   --             --
   Cost of Shares Redeemed                                                     --             --
-------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Class B Transactions                            --             --
-------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Shares
     Transactions                                                           7,527         26,345
-------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                    5,880         23,642
-------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    219,744        196,102
-------------------------------------------------------------------------------------------------
   END OF PERIOD                                                     $    225,624   $    219,744
=================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)              $         86   $        126
=================================================================================================


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 85

Statements of Changes in Net Assets ($ Thousands)

For the period ended February 29, 2008 (Unaudited)

--------------------------------------------------------------------------------
                                                                 TAX-ADVANTAGED
                                                                   INCOME FUND
--------------------------------------------------------------------------------
                                                                  09/04/07* to
                                                                      02/29/08
--------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                          $        723
   Net Realized Gain on Investments                                         38
   Net Change in Unrealized Depreciation on Investments                 (3,428)
--------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting from Operations                 (2,667)
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                (697)
   Class B                                                                  --
   NET REALIZED GAINS
   Class A                                                                  --
   Class B                                                                  --
--------------------------------------------------------------------------------
   Total Dividends and Distributions                                      (697)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                          84,386
   Reinvestment of Dividends & Distributions                               668
   Cost of Shares Redeemed                                              (5,509)
--------------------------------------------------------------------------------
   Increase in Net Assets from Class A Transactions                     79,545
--------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Shares Transactions          79,545
--------------------------------------------------------------------------------
   Net Increase in Net Assets                                           76,181
--------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                      --
--------------------------------------------------------------------------------
   END OF PERIOD                                                  $     76,181
================================================================================
   Undistributed Net Investment Income                            $         26
================================================================================

*     Commencement of operations.

(1) For Capital Share Transactions, see Note 9 in the notes to the financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
86                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

                      This page intentionally left blank.

Financial Highlights

For the six month period ended February 29, 2008 (Unaudited) and the years ended August 31,

For a Share Outstanding Throughout the Periods

-------------------------------------------------------------------------------------------------------------------------
                                                  Net Realized
                                                           and
                        Net Asset                   Unrealized                 Dividends   Distributions           Total
                           Value,          Net           Gains        Total     from Net        from Net       Dividends
                        Beginning   Investment     (Losses) on         from   Investment        Realized             and
                        of Period       Income     Investments   Operations       Income           Gains   Distributions
-------------------------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2008*                $    1.00   $    0.015**  $         --   $    0.015   $   (0.015)  $          --   $      (0.015)
   2007                      1.00        0.032**            --        0.032       (0.032)             --          (0.032)
   2006                      1.00        0.027**            --        0.027       (0.027)             --          (0.027)
   2005                      1.00        0.016**            --        0.016       (0.016)             --          (0.016)
   2004                      1.00        0.007**            --        0.007       (0.007)             --          (0.007)
   2003                      1.00        0.009              --        0.009       (0.009)             --          (0.009)

INSTITUTIONAL TAX FREE FUND
   CLASS A
   2008*                $    1.00   $    0.015**  $         --   $    0.015   $   (0.015)  $          --   $      (0.015)
   2007                      1.00        0.033**            --        0.033       (0.033)             --          (0.033)
   2006                      1.00        0.029**            --        0.029       (0.029)             --          (0.029)
   2005                      1.00        0.017**            --        0.017       (0.017)             --          (0.017)
   2004                      1.00        0.008**            --        0.008       (0.008)             --          (0.008)
   2003                      1.00        0.010              --        0.010       (0.010)             --          (0.010)
   CLASS B
   2008*                $    1.00   $    0.013**  $         --   $    0.013   $   (0.013)  $          --   $      (0.013)
   2007                      1.00        0.030**            --        0.030       (0.030)             --          (0.030)
   2006                      1.00        0.026**            --        0.026       (0.026)             --          (0.026)
   2005                      1.00        0.014**            --        0.014       (0.014)             --          (0.014)
   2004                      1.00        0.005**            --        0.005       (0.005)             --          (0.005)
   2003                      1.00        0.007              --        0.007       (0.007)             --          (0.007)
   CLASS C
   2008*                $    1.00   $    0.012**  $         --   $    0.012   $   (0.012)  $          --   $      (0.012)
   2007                      1.00        0.028**            --        0.028       (0.028)             --          (0.028)
   2006                      1.00        0.024**            --        0.024       (0.024)             --          (0.024)
   2005                      1.00        0.012**            --        0.012       (0.012)             --          (0.012)
   2004                      1.00        0.003**            --        0.003       (0.003)             --          (0.003)
   2003                      1.00        0.005              --        0.005       (0.005)             --          (0.005)

MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2008*                $    1.00   $    0.014**  $         --   $    0.014   $   (0.014)  $          --   $      (0.014)
   2007                      1.00        0.031**            --        0.031       (0.031)             --          (0.031)
   2006                      1.00        0.026**            --        0.026       (0.026)             --          (0.026)
   2005                      1.00        0.014**            --        0.014       (0.014)             --          (0.014)
   2004                      1.00        0.005**            --        0.005       (0.005)             --          (0.005)
   2003                      1.00        0.007              --        0.007       (0.007)             --          (0.007)

------------------------------------------------------------------------------------------------------------
                                                                                    Ratio of
                                                                                    Expenses
                                                                                  to Average
                                                                                  Net Assets   Ratio of Net
                                                                 Ratio of         (Excluding     Investment
                         Net Asset                Net Assets     Expenses          Fees Paid         Income
                        Value, End     Total   End of Period   to Average     Indirectly and     to Average
                         of Period   Return+   ($ Thousands)   Net Assets           Waivers)     Net Assets
------------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2008*                $     1.00      1.45%  $     609,607         0.45%              0.68%          2.90%
   2007                       1.00      3.28         707,142         0.45               0.68           3.23
   2006                       1.00      2.76         667,587         0.45               0.69           2.72
   2005                       1.00      1.58         732,760         0.45               0.68           1.58
   2004                       1.00      0.65         782,314         0.45               0.68           0.66
   2003                       1.00      0.86         884,503         0.45               0.68           0.84

INSTITUTIONAL TAX FREE FUND
   CLASS A
   2008*                $     1.00      1.49%  $   1,103,769         0.33%              0.67%          2.97%
   2007                       1.00      3.39         920,166         0.33               0.69           3.34
   2006                       1.00      2.90         786,745         0.33               0.69           2.85
   2005                       1.00      1.72         813,440         0.33               0.68           1.70
   2004                       1.00      0.79         862,511         0.33               0.68           0.78
   2003                       1.00      1.01       1,112,175         0.33               0.67           1.00
   CLASS B
   2008*                $     1.00      1.34%  $     302,226         0.63%              0.72%          2.67%
   2007                       1.00      3.09         329,241         0.63               0.74           3.04
   2006                       1.00      2.59         297,434         0.63               0.74           2.55
   2005                       1.00      1.41         273,316         0.63               0.73           1.41
   2004                       1.00      0.49         239,435         0.63               0.73           0.49
   2003                       1.00      0.70         251,836         0.63               0.72           0.71
   CLASS C
   2008*                $     1.00      1.24%  $      26,121         0.83%              0.93%          2.53%
   2007                       1.00      2.87          33,056         0.83               0.94           2.85
   2006                       1.00      2.38          21,541         0.83               0.94           2.37
   2005                       1.00      1.21          29,893         0.83               0.93           1.22
   2004                       1.00      0.29          29,157         0.83               0.93           0.29
   2003                       1.00      0.50          37,052         0.83               0.92           0.52

MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2008*                $     1.00      1.39%  $     217,254         0.55%(2)           0.59%          2.66%
   2007                       1.00      3.15         100,523         0.55               0.61           3.11
   2006                       1.00      2.65         104,205         0.55               0.62           2.59
   2005                       1.00      1.45          87,526         0.55               0.60           1.47
   2004                       1.00      0.51          56,648         0.55               0.59           0.51
   2003                       1.00      0.69          65,815         0.55               0.60           0.69


--------------------------------------------------------------------------------
88                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

-------------------------------------------------------------------------------------------------------------------------
                                                  Net Realized
                                                           and
                        Net Asset                   Unrealized                 Dividends   Distributions           Total
                           Value,          Net           Gains        Total     from Net        from Net       Dividends
                        Beginning   Investment     (Losses) on         from   Investment        Realized             and
                        of Period       Income     Investments   Operations       Income           Gains   Distributions
-------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2008*                $   10.63   $     0.19**  $      (0.12)  $     0.07   $    (0.19)  $          --   $       (0.19)
   2007                     10.81         0.39**         (0.18)        0.21        (0.39)             --           (0.39)
   2006                     10.98         0.37**         (0.14)        0.23        (0.37)          (0.03)          (0.40)
   2005                     11.12         0.37**         (0.11)        0.26        (0.37)          (0.03)          (0.40)
   2004                     11.10         0.37**          0.21         0.58        (0.37)          (0.19)          (0.56)
   2003                     11.46         0.40           (0.14)        0.26        (0.40)          (0.22)          (0.62)

SHORT DURATION MUNICIPAL FUND
   CLASS A
   2008*                $    9.93   $     0.16**  $       0.07   $     0.23   $    (0.16)  $          --   $       (0.16)
   2007                      9.92         0.31**          0.01         0.32        (0.31)             --           (0.31)
   2006                      9.94         0.25**         (0.02)        0.23        (0.25)             --           (0.25)
   2005                     10.02         0.16**         (0.08)        0.08        (0.16)             --           (0.16)
   2004(1)                  10.00         0.10**            --         0.10        (0.08)             --           (0.08)

PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2008*                $   10.28   $     0.20**  $      (0.12)  $     0.08   $    (0.20)  $       (0.01)  $       (0.21)
   2007                     10.43         0.42**         (0.15)        0.27        (0.42)             --           (0.42)
   2006                     10.63         0.42**         (0.18)        0.24        (0.42)          (0.02)          (0.44)
   2005                     10.85         0.42**         (0.12)        0.30        (0.42)          (0.10)          (0.52)
   2004                     10.84         0.44**          0.11         0.55        (0.44)          (0.10)          (0.54)
   2003                     10.95         0.48           (0.10)        0.38        (0.48)          (0.01)          (0.49)
   CLASS B
   2008*                $   10.28   $     0.21**  $      (0.12)  $     0.09   $    (0.21)  $       (0.01)  $       (0.22)
   2007                     10.43         0.43**         (0.15)        0.28        (0.43)             --           (0.43)
   2006                     10.63         0.43**         (0.18)        0.25        (0.43)          (0.02)          (0.45)
   2005                     10.85         0.43**         (0.12)        0.31        (0.43)          (0.10)          (0.53)
   2004                     10.84         0.45**          0.11         0.56        (0.45)          (0.10)          (0.55)
   2003                     10.95         0.49           (0.10)        0.39        (0.49)          (0.01)          (0.50)

MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2008*                $    9.83   $     0.17**  $      (0.02)  $     0.15   $    (0.17)  $       (0.02)  $       (0.19)
   2007                      9.94         0.35**         (0.10)        0.25        (0.35)          (0.01)          (0.36)
   2006                     10.18         0.35**         (0.16)        0.19        (0.35)          (0.08)          (0.43)
   2005                     10.32         0.35**         (0.08)        0.27        (0.35)          (0.06)          (0.41)
   2004                     10.24         0.34**          0.25         0.59        (0.34)          (0.17)          (0.51)
   2003                     10.56         0.36           (0.11)        0.25        (0.36)          (0.21)          (0.57)

------------------------------------------------------------------------------------------------------------------
                                                                              Ratio of
                                                                              Expenses   Ratio of Net
                                                                 Ratio of   to Average     Investment
                         Net Asset                Net Assets     Expenses   Net Assets         Income   Portfolio
                        Value, End     Total   End of Period   to Average   (Excluding     to Average    Turnover
                         of Period   Return+   ($ Thousands)   Net Assets     Waivers)     Net Assets       Rate+
------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2008*                $    10.51      0.66%  $   1,145,205         0.60%        0.90%          3.54%      15.44%
   2007                      10.63      1.94       1,152,018         0.60         0.86           3.62       34.14
   2006                      10.81      2.18       1,046,278         0.60         0.86           3.48       33.80
   2005                      10.98      2.39         973,512         0.60         0.87           3.33       26.71
   2004                      11.12      5.33         920,190         0.60         0.86           3.31       34.62
   2003                      11.10      2.31         824,103         0.60         0.87           3.53       41.87

SHORT DURATION MUNICIPAL FUND
   CLASS A
   2008*                $    10.00      2.31%  $     317,660         0.60%        0.91%          3.11%      22.26%
   2007                       9.93      3.23         292,216         0.60         0.86           3.12       28.41
   2006                       9.92      2.33         209,589         0.60         0.86           2.50       27.80
   2005                       9.94      0.83         125,927         0.60         0.86           1.71       17.74
   2004(1)                   10.02      0.96          67,979         0.60         0.88           1.31        8.39

PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2008*                $    10.15      0.80%  $      81,662         0.60%        0.83%          3.92%       4.27%
   2007                      10.28      2.61          77,775         0.60         0.84           4.04       22.85
   2006                      10.43      2.31          64,573         0.60         0.84           4.00        6.93
   2005                      10.63      2.88          55,224         0.60         0.85           3.92       12.28
   2004                      10.85      5.12          57,809         0.60         0.84           4.00       12.00
   2003                      10.84      3.48          56,268         0.60         0.85           4.35       19.73
   CLASS B
   2008*                $    10.15      0.86%  $      25,126         0.48%        0.88%          4.03%       4.27%
   2007                      10.28      2.74          27,767         0.48         0.89           4.16       22.85
   2006                      10.43      2.43          42,779         0.48         0.89           4.12        6.93
   2005                      10.63      3.00          43,088         0.48         0.89           4.04       12.28
   2004                      10.85      5.25          50,888         0.48         0.89           4.12       12.00
   2003                      10.84      3.60          61,992         0.48         0.90           4.47       19.73

MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2008*                $     9.79      1.51%  $      45,152         0.60%        0.91%          3.48%       6.93%
   2007                       9.83      2.51          42,238         0.60         0.86           3.52       13.13
   2006                       9.94      1.96          37,268         0.60         0.86           3.53       13.50
   2005                      10.18      2.69          39,304         0.60         0.86           3.44       23.03
   2004                      10.32      5.91          41,249         0.60         0.86           3.35       33.60
   2003                      10.24      2.44          39,899         0.60         0.87           3.48       41.20

* For the six month period ended February 29, 2008. All ratios for the period have been annualized.

**  Per share calculations were performed using average shares.

+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) The Short Duration Municipal Fund commenced operations on November 13, 2003. All ratios for the period have been annualized.

(2) The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.51%. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 89

Financial Highlights

For the six month period ended February 29, 2008 (Unaudited) and the years ended August 31, For a Share Outstanding Throughout the Periods

-----------------------------------------------------------------------------------------------------------------
                                        Net Realized
                                                 and
              Net Asset                   Unrealized                 Dividends   Distributions             Total
                 Value,          Net           Gains        Total     from Net        from Net         Dividends
              Beginning   Investment     (Losses) on         from   Investment        Realized               and
              of Period       Income     Investments   Operations       Income           Gains     Distributions
-----------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND

   CLASS A
   2008*      $    9.95   $     0.16**  $      (0.01)  $     0.15   $    (0.17)  $          --     $       (0.17)
   2007           10.05         0.34**         (0.10)        0.24        (0.34)             --(1)          (0.34)
   2006           10.21         0.34**         (0.16)        0.18        (0.34)             --             (0.34)
   2005           10.33         0.33**         (0.12)        0.21        (0.33)             --(1)          (0.33)
   2004           10.32         0.32**          0.18         0.50        (0.32)          (0.17)            (0.49)
   2003           10.60         0.35           (0.13)        0.22        (0.35)          (0.15)            (0.50)

NEW YORK MUNICIPAL BOND FUND

   CLASS A
   2008*      $   10.20   $     0.18**  $      (0.01)  $     0.17   $    (0.18)  $          --(1)  $       (0.18)
   2007           10.26         0.35**         (0.06)        0.29        (0.35)             --(1)          (0.35)
   2006           10.44         0.35**         (0.14)        0.21        (0.35)          (0.04)            (0.39)
   2005           10.64         0.34**         (0.14)        0.20        (0.34)          (0.06)            (0.40)
   2004           10.47         0.35**          0.25         0.60        (0.35)          (0.08)            (0.43)
   2003           10.67         0.36           (0.07)        0.29        (0.36)          (0.13)            (0.49)

CALIFORNIA MUNICIPAL BOND FUND

   CLASS A
   2008*      $   10.04   $     0.17**  $      (0.05)  $     0.12   $    (0.17)  $       (0.01)    $       (0.18)
   2007           10.18         0.35**         (0.13)        0.22        (0.35)          (0.01)            (0.36)
   2006           10.36         0.35**         (0.15)        0.20        (0.35)          (0.03)            (0.38)
   2005           10.45         0.35**         (0.07)        0.28        (0.35)          (0.02)            (0.37)
   2004           10.34         0.34**          0.24         0.58        (0.34)          (0.13)            (0.47)
   2003           10.72         0.36           (0.20)        0.16        (0.36)          (0.18)            (0.54)

TAX-ADVANTAGED INCOME FUND

   CLASS A
   2008***    $   10.00   $     0.21**  $      (0.76)  $    (0.55)  $    (0.20)  $          --     $       (0.20)

---------------------------------------------------------------------------------------------------------
                                                                    Ratio of
                                                                     Expenses   Ratio of Net
                                                        Ratio of   to Average     Investment
               Net Asset                 Net Assets     Expenses   Net Assets         Income   Portfolio
              Value, End     Total    End of Period   to Average   (Excluding     to Average    Turnover
               of Period   Return+    ($ Thousands)   Net Assets     Waivers)     Net Assets       Rate+
---------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND

   CLASS A
   2008*      $     9.93      1.45%   $     125,702         0.60%        0.88%          3.28%       2.72%
   2007             9.95      2.41          118,700         0.60         0.86           3.36       20.73
   2006            10.05      1.83           90,527         0.60         0.87           3.40       16.55
   2005            10.21      2.13           75,784         0.60         0.86           3.24       29.25
   2004            10.33      4.96           73,159         0.60         0.86           3.09       47.75
   2003            10.32      2.06           62,708         0.60         0.87           3.31       35.06

NEW YORK MUNICIPAL BOND FUND

   CLASS A
   2008*      $    10.19      1.64%   $     151,326         0.60%        0.85%          3.33%       6.88%
   2007            10.20      2.88          151,008         0.60         0.86           3.41        8.45
   2006            10.26      2.03          133,089         0.60         0.86           3.38       12.58
   2005            10.44      1.95          102,845         0.60         0.86           3.27       21.55
   2004            10.64      5.82           97,570         0.60         0.86           3.27       17.22
   2003            10.47      2.78           88,866         0.60         0.87           3.40       22.74

CALIFORNIA MUNICIPAL BOND FUND

   CLASS A
   2008*      $     9.98      1.12%   $     225,624         0.60%        0.87%          3.34%       6.02%
   2007            10.04      2.13          219,744         0.60         0.86           3.45       13.86
   2006            10.18      2.03          196,102         0.60         0.87           3.50       32.22
   2005            10.36      2.70          186,541         0.60         0.86           3.37       11.79
   2004            10.45      5.78          183,733         0.60         0.86           3.30       29.46
   2003            10.34      1.48          179,552         0.60         0.86           3.40       60.61

TAX-ADVANTAGED INCOME FUND

   CLASS A
   2008***    $     9.25     (5.58)%  $      76,181         0.86%        1.39%          4.38%      15.61%

* For the six month period ended February 29, 2008. All ratios for the period have been annualized.

**    Per share calculations were performed using average shares.

*** The Tax-Advantaged Income Fund commenced operations on September 4, 2007. All ratios for the period have been annualized.

+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)   Amount represents less than $0.01 per share.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
90                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

Notes to Financial Statements

February 29, 2008

1. ORGANIZATION

SEI Tax Exempt Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eleven operational funds ("Funds"): the Tax Free, Institutional Tax Free, and Massachusetts Tax Free Money Market, (each a "Fund," collectively "the Money Market Funds"), the Intermediate-Term Municipal, Short Duration Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, California Municipal Bond, and Tax-Advantaged Income (each a "Fund," collectively "the Fixed Income Funds"). The Funds are registered to offer up to three classes of shares: Class A, Class B and Class C. The Trust's prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of February 29, 2008, there were no fair valued securities in the Funds.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

FUTURES CONTRACTS -- The Fixed Income Funds utilized futures contracts during the period ended February 29, 2008. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 91
value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Schedules of Investments in the Fixed Income Funds represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balances with U.S. Bank, NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with U.S. Bank NA on the following day.

FEES PAID INDIRECTLY -- The Money Market Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee by their custodian when negative cash balances are maintained. These credits and debits are included under custodian/wire agent fees on the statement of operations, with the corresponding expense offset shown as "fees paid indirectly," if any.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION & TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company ("SEI"), provides administrative and transfer agent services to the Funds. For its services, the Administrator receives annual fees, based on the average daily net assets of the respective funds, as presented below:

      Tax Free Fund                                             .36%
      Institutional Tax Free Fund                               .36%
      Massachusetts Tax Free Money Market Fund                  .23%
      Intermediate-Term Municipal Fund                          .24%
      Short Duration Municipal Fund                             .24%
      Pennsylvania Municipal Bond Fund                          .20%
      Massachusetts Municipal Bond Fund                         .24%
      New Jersey Municipal Bond Fund                            .24%
      New York Municipal Bond Fund                              .24%
      California Municipal Bond Fund                            .24%
      Tax-Advantaged Income Fund                                .35%

However, the Administrator has voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds' daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

------------------------------------------------------------------------------------------
                           Institutional    Massachusetts     Intermediate-         Short
                   Tax               Tax         Tax Free              Term      Duration
Fund              Free              Free     Money Market         Municipal     Municipal
------------------------------------------------------------------------------------------
Class A            .45%              .33%             .25%*             .60%          .60%
Class B             --               .63%             .55%               --            --
Class C             --               .83%             .75%*              --            --
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
          Pennsylvania   Massachusetts   New Jersey    New York   California         Tax-
             Municipal       Municipal    Municipal   Municipal    Municipal   Advantaged
Fund              Bond            Bond         Bond        Bond         Bond       Income
------------------------------------------------------------------------------------------
Class A            .60%            .60%         .60%        .60%         .60%         .86%
Class B            .48%             --           --          --           --           --
------------------------------------------------------------------------------------------

* Class not currently operational.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms (including the Distributor) that provide shareholder and administrative services may receive compensation thereof. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund:

--------------------------------------------------------------------------------
                                            Shareholder         Administrative
                                              servicing                service
Fund                                               fees                   fees
--------------------------------------------------------------------------------
Tax Free -- Class A                                 .25%                    --
Institutional Tax Free
   Class A                                          .25%                    --
   Class B                                          .25%                   .05%
   Class C                                          .25%                   .25%
Massachusetts Tax Free
   Money Market
   Class B                                          .25%                   .05%
   Class C                                          .25%*                  .25%*
Intermediate-Term Municipal
   Class A                                          .25%                    --
Short Duration
   Municipal -- Class A                             .25%                    --
Pennsylvania Municipal Bond
   Class A                                          .25%                    --
   Class B                                          .25%                   .05%
Massachusetts Municipal Bond
   Class A                                          .25%                    --
New Jersey Municipal Bond
   Class A                                          .25%                    --
New York Municipal Bond
   Class A                                          .25%                    --
California Municipal Bond
   Class A                                          .25%                    --
Tax-Advantaged Income Bond
   Class A                                          .25%                    --

*     Class not currently operational.


--------------------------------------------------------------------------------
92                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each Fund and Class B of Pennsylvania Municipal Bond Fund since inception of the plan. This waiver is voluntary and can be terminated at any time.

PAYMENT TO AFFILIATES -- Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator or SEI Investments Management Corporation ("SIMC") (the "Adviser"), a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. INVESTMENT ADVISORY AGREEMENTS

SIMC acts as the Investment Adviser to the Fixed Income Funds. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .50% for the Tax-Advantaged Income Fund, .35% for the Pennsylvania Municipal Bond Fund and .33% for the Intermediate-Term, Short Duration, Massachusetts, New Jersey, New York and California Municipal Bond Funds. The Adviser has agreed to voluntarily waive a portion of its fee to limit the Funds' total annual expenses. These waivers are voluntary and can be terminated at any time.

SIMC is also the Investment Adviser to the Money Market Funds. For its services, SIMC receives an annual fee equal to 0.05% for the first $500 million, 0.04% for the next $500 million, and 0.03% over $1 billion. The fee is calculated based on the combined assets of the Money Market Funds. The annual fee received by SIMC for these Money Market Funds is paid to the sub-advisors of these Funds in accordance with the sub-advisory agreements as described below. Accordingly, SIMC does not retain a fee for its services as Investment Adviser for these Funds.

Pursuant to the "manager of managers" structure, the Board of Trustees approved sub-advisory agreements for the Funds. Neuberger Berman Management Inc. ("NBM") acts as the Sub-Adviser on behalf of the Money Market Funds and Short Duration Municipal Fund. Standish Mellon Asset Management ("SMAM") acts as Sub-Adviser for the Pennsylvania, New York and Massachusetts Municipal Bond Funds. SMAM and Delaware Management Company ("DMC") act as Sub-Advisers for the Intermediate-Term Municipal Fund. McDonnell Investment Management L.L.C. ("MIM") is the Sub-Adviser for the New Jersey and the California Municipal Bond
Funds. Pacifico Investment Management Company LLC ("PIMCO") and Spectrum Asset Management ("Spectrum") act as Sub-Advisers to the Tax-Advantaged Income Fund. Each Sub-Adviser is party to an investment sub-advisory agreement approved by the shareholders of each Fund with SIMC. SIMC is responsible for the supervision of, and payment of fees to NBM, MIM, DMC, SMAM, PIMCO and Spectrum in connection with their services to the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six months ended February 29, 2008, were as follows:

--------------------------------------------------------------------------------
              Intermediate-Term   Short Duration    Pennsylvania   Massachusetts
                      Municipal        Municipal       Municipal       Municipal
                           Fund             Fund       Bond Fund       Bond Fund
                  ($ Thousands)    ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Purchase ...           $219,205          $80,331          $5,014          $5,639
Sales ......            170,915           53,469           4,379           2,868

--------------------------------------------------------------------------------
                     New Jersey         New York      California            Tax-
                      Municipal        Municipal       Municipal      Advantaged
                      Bond Fund        Bond Fund       Bond Fund     Income Fund
                  ($ Thousands)    ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Purchase ...           $ 11,926          $11,844         $18,856         $65,986
Sales ......              3,317           10,125          13,241           4,284

6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

Many municipalities insure their obligations with insurance underwritten by insurance companies, which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions, that reduce the credit risk of the securities.

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 93

8. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------
                                   Tax-Exempt                         Long-term
                                       Income   Ordinary Income    Capital Gain           Total
                                ($ Thousands)     ($ Thousands)   ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------------------
Tax Free Fund            2007   $      21,752   $            --   $          --   $      21,752
                         2006          18,649                --              --          18,649

Institutional Tax        2007          39,842                --              --          39,842
   Free Fund             2006          32,217                 1              --          32,218

Massachusetts
   Tax Free
   Money Market          2007           2,876                --              --           2,876
   Fund                  2006           2,026                --              --           2,026

Intermediate-Term
   Municipal             2007          39,487                49              --          39,536
   Fund                  2006          34,746                31           2,451          37,228

Short Duration
   Municipal             2007           6,932               312              --           7,244
   Fund                  2006           4,408                --              --           4,408

Pennsylvania
   Municipal             2007           4,246                 7              --           4,253
   Bond Fund             2006           4,134                 1             201           4,336

Massachusetts
   Municipal             2007           1,372                --              32           1,404
   Bond Fund             2006           1,330                --             291           1,621

New Jersey
   Municipal             2007           3,457                 2              25           3,484
   Bond Fund             2006           2,809                --              --           2,809

New York
   Municipal             2007           4,781                --              43           4,824
   Bond Fund             2006           4,003                --             391           4,394

California
   Municipal             2007           7,107                22              92           7,221
   Bond Fund             2006           6,586                26             531           7,143

As of August 31, 2007, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                         Undistributed                                                                                      Total
                            Tax-Exempt                                                                              Distributable
                               Income/  Undistributed  Undistributed                                    Unrealized      Earnings/
                         Distributions       Ordinary      Long-Term   Capital Loss   Post-October   Appreciation/   (Accumulated
                             in Excess         Income   Capital Gain  Carryforwards         Losses  (Depreciation)        Losses)
                         ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)   ($ Thousands)  ($ Thousands)
----------------------------------------------------------------------------------------------------------------------------------
Tax Free Fund            $          15  $          --  $          --  $         (21) $          --  $           --  $          (6)
Institutional Tax Free
   Fund                            (41)            --             --             (1)           (19)             --            (61)
Massachusetts Tax Free
   Money Market Fund                 7              4              4             --             --              --             15
Intermediate-Term
   Municipal Fund                   40             --             --         (2,931)        (1,528)         (6,363)       (10,782)
Short Duration
   Municipal Fund                    3             --             --           (237)           (89)           (292)          (615)
Pennsylvania
   Municipal Bond Fund               5             --            120             --             --             538            663
Massachusetts
   Municipal Bond Fund               1             --             22             --             --              15             38
New Jersey Municipal
   Bond Fund                         2             --             --             --           (175)             (1)          (174)
New York Municipal
   Bond Fund                         2             --             82             --             --             431            515
California Municipal
   Bond Fund                         3             23             45             --             --             947          1,018


--------------------------------------------------------------------------------
94                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

Post-October losses represent losses realized on investment transactions from November 1, 2006 through August 31, 2007, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. Each Fund's capital loss carryforwards will expire as follows:

----------------------------------------------------------------------------------------------------------------------
                                              Expires         Expires         Expires         Expires         Expires
                                                 2015            2014            2013            2012            2011
                                        ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------------------------------------------------------
Tax Free Fund                           $          --   $          --   $          15   $          --   $          --
Institutional Tax Free Fund                        --              --               1              --              --
Intermediate-Term Municipal Fund                2,758             173              --              --              --
Short Duration Municipal Fund                     144              71              22              --              --

------------------------------------------------------------------------------------------------------
                                                                                        Total Capital
                                                                                                 Loss
                                              Expires         Expires         Expires    Carryforward
                                                 2010            2009            2008         8/31/07
                                        ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------------------------
Tax Free Fund                           $           1   $           5   $          --   $          21
Institutional Tax Free Fund                        --              --              --               1
Intermediate-Term Municipal Fund                   --              --              --           2,931
Short Duration Municipal Fund                      --              --              --             237

During the year ended August 31, 2007, the following funds utilized capital loss carryforwards to offset realized capital gains.

------------------------------------------------------
                                               Amount
                                        ($ Thousands)
------------------------------------------------------
Tax Free Fund                           $          21
Pennsylvania Municipal Bond Fund                    5
New Jersey Municipal Bond Fund                     77

At February 29, 2008, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

--------------------------------------------------------------------------------------------------------------
                                                           Aggregate Gross   Aggregate Gross   Net Unrealized
                                                                Unrealized        Unrealized    Appreciation/
                                        Federal Tax Cost      Appreciation      Depreciation   (Depreciation)
                                           ($ Thousands)     ($ Thousands)     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------------------------------------
Intermediate-Term Municipal Fund        $      1,152,949   $         8,566   $       (26,952)  $      (18,386)
Short Duration Municipal Fund                    314,210             2,518              (306)           2,212
Pennsylvania Municipal Bond Fund                 106,353             1,218            (1,956)            (738)
Massachusetts Municipal Bond Fund                 44,944               426              (612)            (186)
New Jersey Municipal Bond Fund                   124,791             1,276            (1,664)            (388)
New York Municipal Bond Fund                     149,601             1,613            (1,404)             209
California Municipal Bond Fund                   223,869             2,521            (3,358)            (837)
Tax-Advantaged Income Fund                        79,618               343            (3,712)          (3,369)

At February 29, 2008, the Money Market Funds' cost of securities for Federal income tax purposes approximates the cost located in the Schedule of Investments.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 95

NOTES TO FINANCIAL STATEMENTS (Concluded)

9. SHARE TRANSACTIONS (Thousands):

----------------------------------------------------------------------------------------------------------------------
                                                                       INSTITUTIONAL              MASSACHUSETTS
                                             TAX FREE                    TAX FREE                TAX FREE MONEY
                                               FUND                        FUND                    MARKET FUND
----------------------------------------------------------------------------------------------------------------------
                                    09/01/07 to   09/01/06 to   09/01/07 to   09/01/06 to   09/01/07 to   09/01/06 to
                                       02/29/08      08/31/07      02/29/08      08/31/07      02/29/08      08/31/07
----------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   CLASS A:
   Proceeds from Shares Issued        2,742,486     4,888,662     2,527,705     4,247,009            --            --
   Reinvestment of Dividends
      & Distributions                     8,019        14,751         4,063         8,952            --            --
   Cost of Shares Redeemed           (2,848,176)   (4,863,894)   (2,348,347)   (4,122,500)           --            --
----------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions           (97,671)       39,519       183,421       133,461            --            --
----------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued               --            --       615,096     1,083,203       534,202       562,404
   Reinvestment of Dividends
      & Distributions                        --            --         2,978         5,810            60           143
   Cost of Shares Redeemed                   --            --      (645,149)   (1,057,198)     (417,511)     (566,246)
----------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions                --            --       (27,075)       31,815       116,751        (3,699)
----------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued               --            --       168,400       268,137            --            --
   Reinvestment of Dividends
      & Distributions                        --            --            25            44            --            --
   Cost of Shares Redeemed                   --            --      (175,359)     (256,656)           --            --
----------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions                --            --        (6,934)       11,525            --            --
----------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
      Share Transactions                (97,671)       39,519       149,412       176,801       116,751        (3,699)
======================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

---------------------------------------------------------------------------------------------------------------------------------
                                            NEW JERSEY                  NEW YORK                    CALIFORNIA    TAX-ADVANTAGED
                                             MUNICIPAL                  MUNICIPAL                    MUNICIPAL        INCOME
                                             BOND FUND                  BOND FUND                    BOND FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
                                    09/01/07 to  09/01/06 to  09/01/07 to  09/01/06 to  09/01/07 to  09/01/06 to   09/04/07* to
                                       02/29/08     08/31/07     02/29/08     08/31/07     02/29/08     08/31/07       02/29/08
---------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   CLASS A:
   Proceeds from Shares Issued            1,946        4,431        1,256        3,740        2,734        6,225          8,744
   Reinvestment of Dividends
      & Distributions                       194          330          244          450          351          662             70
   Cost of Shares Redeemed               (1,409)      (1,836)      (1,457)      (2,349)      (2,347)      (4,274)          (575)
---------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions               731        2,925           43        1,841          738        2,613          8,239
---------------------------------------------------------------------------------------------------------------------------------
   Increase in Share Transactions           731        2,925           43        1,841          738        2,613          8,239
=================================================================================================================================

*     Commencement of operations.


--------------------------------------------------------------------------------
96                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

------------------------------------------------------------------------------------------
                                           INTERMEDIATE-               SHORT DURATION
                                          TERM MUNICIPAL                 MUNICIPAL
                                               FUND                         FUND
------------------------------------------------------------------------------------------
                                    09/01/07 to   09/01/06 to   09/01/07 to   09/01/06 to
                                       02/29/08      08/31/07      02/29/08      08/31/07
------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   CLASS A:
   Proceeds from Shares Issued           12,644        33,341         7,830        17,430
   Reinvestment of Dividends
      & Distributions                     1,782         3,347           451           681
   Cost of Shares Redeemed              (13,818)      (25,075)       (5,941)       (9,792)
------------------------------------------------------------------------------------------
   Total Class A Transactions               608        11,613         2,340         8,319
------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued               --            --            --            --
   Reinvestment of Dividends
      & Distributions                        --            --            --            --
   Cost of Shares Redeemed                   --            --            --            --
------------------------------------------------------------------------------------------
   Total Class B Transactions                --            --            --            --
------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued               --            --            --            --
   Reinvestment of Dividends
      & Distributions                        --            --            --            --
   Cost of Shares Redeemed                   --            --            --            --
------------------------------------------------------------------------------------------
   Total Class C Transactions                --            --            --            --
------------------------------------------------------------------------------------------
   Increase (Decrease) in
      Share Transactions                    608        11,613         2,340         8,319
==========================================================================================

-------------------------------------------------------------------------------------------
                                          PENNSYLVANIA                 MASSACHUSETTS
                                            MUNICIPAL                    MUNICIPAL
                                            BOND FUND                    BOND FUND
-------------------------------------------------------------------------------------------
                                    09/01/07 to   09/01/06 to    09/01/07 to   09/01/06 to
                                       02/29/08      08/31/07       02/29/08      08/31/07
-------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   CLASS A:
   Proceeds from Shares Issued            1,233         2,462            521         1,115
   Reinvestment of Dividends
      & Distributions                       154           262             82           137
   Cost of Shares Redeemed                 (910)       (1,350)          (289)         (702)
-------------------------------------------------------------------------------------------
   Total Class A Transactions               477         1,374            314           550
-------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued               84           328             --            --
   Reinvestment of Dividends
      & Distributions                         9            20             --            --
   Cost of Shares Redeemed                 (319)       (1,748)            --            --
-------------------------------------------------------------------------------------------
   Total Class B Transactions              (226)       (1,400)            --            --
-------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued               --            --             --            --
   Reinvestment of Dividends
      & Distributions                        --            --             --            --
   Cost of Shares Redeemed                   --            --             --            --
-------------------------------------------------------------------------------------------
   Total Class C Transactions                --            --             --            --
-------------------------------------------------------------------------------------------
   Increase (Decrease) in
      Share Transactions                    251           (26)           314           550
===========================================================================================

10. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 29, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 97

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons, because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


--------------------------------------------------------------------------------
98                 SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008

                                                  BEGINNING    ENDING                  EXPENSES
                                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                    VALUE       VALUE       EXPENSE     DURING
                                                   9/1/07      2/29/08      RATIOS      PERIOD*
------------------------------------------------------------------------------------------------
TAX FREE FUND
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                           $1,000.00   $1,014.50      0.45%      $2.25
HYPOTHETICAL 5% RETURN
Class A                                           $1,000.00   $1,022.63      0.45%      $2.26
------------------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                           $1,000.00   $1,014.90      0.33%      $1.65
Class B                                           $1,000.00   $1,013.40      0.63%      $3.15
Class C                                           $1,000.00   $1,012.40      0.83%      $4.15
HYPOTHETICAL 5% RETURN
Class A                                           $1,000.00   $1,023.20      0.33%      $1.66
Class B                                           $1,000.00   $1,021.69      0.63%      $3.17
Class C                                           $1,000.00   $1,020.68      0.83%      $4.18
------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B                                           $1,000.00   $1,013.90      0.55%      $2.75
HYPOTHETICAL 5% RETURN
Class B                                           $1,000.00   $1,022.30      0.55%      $2.77
------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                           $1,000.00   $1,006.60      0.60%      $2.99
HYPOTHETICAL 5% RETURN
Class A                                           $1,000.00   $1,021.84      0.60%      $3.02
------------------------------------------------------------------------------------------------
SHORT DURATION MUNICIPAL FUND
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                           $1,000.00   $1,023.10      0.60%      $3.02
HYPOTHETICAL 5% RETURN
Class A                                           $1,000.00   $1,021.84      0.60%      $3.02

                                                  BEGINNING     ENDING                 EXPENSES
                                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                    VALUE       VALUE       EXPENSE     DURING
                                                    9/1/07     2/29/08      RATIOS     PERIOD*
------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                           $1,000.00   $1,008.00      0.60%      $3.00
Class B                                           $1,000.00   $1,008.60      0.48%      $2.40
HYPOTHETICAL 5% RETURN
Class A                                           $1,000.00   $1,021.84      0.60%      $3.02
Class B                                           $1,000.00   $1,022.45      0.48%      $2.42
------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                           $1,000.00   $1,015.10      0.60%      $3.01
HYPOTHETICAL 5% RETURN
Class A                                           $1,000.00   $1,021.84      0.60%      $3.02
------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                           $1,000.00   $1,014.50      0.60%      $3.01
HYPOTHETICAL 5% RETURN
Class A                                           $1,000.00   $1,021.84      0.60%      $3.02
------------------------------------------------------------------------------------------------
NEW YORK MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                           $1,000.00   $1,016.40      0.60%      $3.01
HYPOTHETICAL 5% RETURN
Class A                                           $1,000.00   $1,021.84      0.60%      $3.02
------------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                           $1,000.00   $1,011.20      0.60%      $3.00
HYPOTHETICAL 5% RETURN
Class A                                           $1,000.00   $1,021.84      0.60%      $3.02
------------------------------------------------------------------------------------------------
TAX-ADVANTAGED INCOME FUND**
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                           $1,000.00   $1,011.20      0.86%      $4.23**
HYPOTHETICAL 5% RETURN
Class A                                           $1,000.00   $1,020.58      0.86%      $4.33

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

** The Fund commenced operations on September 4, 2007. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 179/366 (to reflect the one-half year period shown.)


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2008                 99

Notes

SEI TAX EXEMPT TRUST SEMI-ANNUAL REPORT FEBRUARY 29, 2008

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

OFFICERS

Robert A. Nesher

PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner

CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery

CHIEF COMPLIANCE OFFICER

Timothy D. Barto

VICE PRESIDENT, SECRETARY

Sofia A. Rosala

VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye

VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang

VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser

VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue

VICE PRESIDENT

Andrew S. Decker

ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[LOGO]
   SEI  New Ways.
        New Answers.

SEI Investments Distribution Co.
Oaks, PA 19456   1.800.DIAL.SEI (1.800.342.5734)

SEI-F-090(2/08)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant's office.


ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            SEI Tax Exempt Trust


By (Signature and Title)                /s/ Robert A. Nesher
                                        ---------------------------------
                                        Robert A. Nesher, President & CEO

Date:  May 5, 2008




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Robert A. Nesher
                                        ---------------------------------
                                        Robert A. Nesher, President & CEO

Date:  May 5, 2008


By (Signature and Title)                /s/ Stephen F. Panner
                                        ---------------------------------
                                        Stephen F. Panner, Controller & CFO

Date:  May 5, 2008